UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Funds
(Institutional Class, Investor Class, Service Class and Class L)
Annual Report
December 31, 2021
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Lifetime 2015 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
Three things drove market narrative in 2021: the virus, the economy, and government policy. While connected to one another in obvious ways, they each marked their own time and progressed at their own pace throughout the year. For example, fiscal and monetary policy were at their loosest during January and February but became progressively less accommodative as the year went on. By November, the Federal Reserve (“Fed”) had begun tapering its bond purchases and was openly talking about “lift-off” - that point, still somewhere in the future, when the Federal Funds rate will no longer be pegged at zero.
As far as COVID-19 is concerned, widespread vaccine availability was still a relatively new thing as the year began, meaning that COVID-19 case numbers, mitigation policies designed to curb the spread of the virus, and the associated stress on society and the healthcare system were still setting the tone in early 2021. COVID-19 seemed to take a short breather during the spring and early months of summer, but then two separate variants - first Delta and later Omicron - forced the pandemic back to the front of the market’s consciousness at the end of the year.
Of course, the policy environment and the stubbornness of the virus created a feedback loop that in turn helped dictate the rhythm of economic growth. The reflexive spike in economic growth that occurred in 2020, immediately after the worst of the lockdowns ended, had largely played itself out by the time the calendar turned to 2021, and both the U.S. and global economies spent much of last year relearning how to stand on their own two feet as months and months of official support began to wane. Progress was uneven, however, with some areas, such as consumer demand, remaining robust throughout the year while others - most notably labor markets and global supply chains - remain distorted by the pandemic even today. But the defining feature of 2021’s economy was a resurgence in inflation: Consumer prices are now rising at the fastest pace seen since the early 1980s, presenting both businesses and investors with a set of problems they haven’t had to face in a generation.
The interaction of these three factors created a market environment that might be best described as varied. Equity markets were upbeat, especially during the summer months when all three kings - the virus, the economy, and policy - were generally aligned in positive ways. Indeed, except for a brief period in the fall when it was becoming clear that inflation wasn’t really transitory at all and the Delta variant was causing COVID-19 fears to surge, stocks marched relentlessly higher during 2021.
Underneath the surface, however, things were far less uniform. The on-again/off-again progress against the virus and continued economic uncertainty caused investor preferences to whipsaw between the relatively expensive growth stocks that aligned well with COVID-era policies on one hand and the less expensive, value-oriented stocks that were better at capturing trends associated with a post-pandemic resumption of more orderly and predictable economic growth on the other. Domestic equity markets outperformed non-U.S. markets throughout much of the year, likely owing to the persistent (if not clichéd) view that U.S. markets are somewhat less risky and more liquid than many foreign markets, as well as expectations that the U.S. might recover faster and in more robust fashion than other countries. Emerging markets struggled for obvious reasons against such an environment and were one of the few asset classes to end 2021 with losses.

Trends were mixed below the surface of fixed income markets as well. Credit spreads, which are sometimes viewed as a referendum on the health of the corporate sector in general, began 2021 at very tight levels and remained there throughout the year - a clear vote of confidence for borrowers that remained more or less unchanged for all of 2021.
The environment for rates, however, was far more interesting. Interest rates rose moderately for much of 2021 as the U.S. and global economies continued to dig out from the worst the pandemic could throw at them, but the Fed’s zero-rate policy acted as a heavy weight on shorter-term rates throughout the first half of the year. That changed, however, as soon as markets - and ultimately the Fed itself - came around to the notion that inflation was deeper and more persistent than originally thought. It quickly became obvious the Fed would have to adjust to that reality by tightening policy faster than many investors had assumed, and money began flowing out of shorter-term debt at a faster pace, in turn causing rates at the short end of the yield curve to accelerate during the fourth quarter. Longer-term rates, which are sometimes viewed as more sensitive to expectations surrounding economic growth than to Fed policy, rose more slowly, creating a modest performance disparity between strategies that focus on short-term debt and those with a longer-term horizon.
For the twelve-month period ended December 31, 2021, the Great-West Lifetime 2015 Fund (Investor Class shares) returned 8.48%, relative to an 8.31% return for the Morningstar Lifetime Moderate 2015 Index and an 18.54% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	8.85%	8.46%	6.92%
Investor Class	8.48%	8.05%	7.69%
Service Class	8.39%	7.96%	7.61%
Class L	8.23%	7.80%	7.55%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	46.73%
Large Cap Equity	16.37
Fixed Interest Contract	11.81
International Equity	11.56
Mid Cap Equity	6.79
Real Estate Equity	4.21
Small Cap Equity	2.53
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,029.20	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.29
Investor Class
Actual	$1,000.00	$1,027.50	$4.09
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.08
Service Class
Actual	$1,000.00	$1,027.40	$4.60
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.58
Class L
Actual	$1,000.00	$1,025.80	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.35
* Expenses are equal to the Fund's annualized expense ratio of 0.45% for the Institutional Class shares, 0.80% for the Investor Class shares, 0.90% for the Service Class shares, and 1.05% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.37%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2020 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
Three things drove market narrative in 2021: the virus, the economy, and government policy. While connected to one another in obvious ways, they each marked their own time and progressed at their own pace throughout the year. For example, fiscal and monetary policy were at their loosest during January and February but became progressively less accommodative as the year went on. By November, the Federal Reserve (“Fed”) had begun tapering its bond purchases and was openly talking about “lift-off” - that point, still somewhere in the future, when the Federal Funds rate will no longer be pegged at zero.
As far as COVID-19 is concerned, widespread vaccine availability was still a relatively new thing as the year began, meaning that COVID-19 case numbers, mitigation policies designed to curb the spread of the virus, and the associated stress on society and the healthcare system were still setting the tone in early 2021. COVID-19 seemed to take a short breather during the spring and early months of summer, but then two separate variants - first Delta and later Omicron - forced the pandemic back to the front of the market’s consciousness at the end of the year.
Of course, the policy environment and the stubbornness of the virus created a feedback loop that in turn helped dictate the rhythm of economic growth. The reflexive spike in economic growth that occurred in 2020, immediately after the worst of the lockdowns ended, had largely played itself out by the time the calendar turned to 2021, and both the U.S. and global economies spent much of last year relearning how to stand on their own two feet as months and months of official support began to wane. Progress was uneven, however, with some areas, such as consumer demand, remaining robust throughout the year while others - most notably labor markets and global supply chains - remain distorted by the pandemic even today. But the defining feature of 2021’s economy was a resurgence in inflation: Consumer prices are now rising at the fastest pace seen since the early 1980s, presenting both businesses and investors with a set of problems they haven’t had to face in a generation.
The interaction of these three factors created a market environment that might be best described as varied. Equity markets were upbeat, especially during the summer months when all three kings - the virus, the economy, and policy - were generally aligned in positive ways. Indeed, except for a brief period in the fall when it was becoming clear that inflation wasn’t really transitory at all and the Delta variant was causing COVID-19 fears to surge, stocks marched relentlessly higher during 2021.
Underneath the surface, however, things were far less uniform. The on-again/off-again progress against the virus and continued economic uncertainty caused investor preferences to whipsaw between the relatively expensive growth stocks that aligned well with COVID-era policies on one hand and the less expensive, value-oriented stocks that were better at capturing trends associated with a post-pandemic resumption of more orderly and predictable economic growth on the other. Domestic equity markets outperformed non-U.S. markets throughout much of the year, likely owing to the persistent (if not clichéd) view that U.S. markets are somewhat less risky and more liquid than many foreign markets, as well as expectations that the U.S. might recover faster and in more robust fashion than other countries. Emerging markets struggled for obvious reasons against such an environment and were one of the few asset classes to end 2021 with losses.

Trends were mixed below the surface of fixed income markets as well. Credit spreads, which are sometimes viewed as a referendum on the health of the corporate sector in general, began 2021 at very tight levels and remained there throughout the year - a clear vote of confidence for borrowers that remained more or less unchanged for all of 2021.
The environment for rates, however, was far more interesting. Interest rates rose moderately for much of 2021 as the U.S. and global economies continued to dig out from the worst the pandemic could throw at them, but the Fed’s zero-rate policy acted as a heavy weight on shorter-term rates throughout the first half of the year. That changed, however, as soon as markets - and ultimately the Fed itself - came around to the notion that inflation was deeper and more persistent than originally thought. It quickly became obvious the Fed would have to adjust to that reality by tightening policy faster than many investors had assumed, and money began flowing out of shorter-term debt at a faster pace, in turn causing rates at the short end of the yield curve to accelerate during the fourth quarter. Longer-term rates, which are sometimes viewed as more sensitive to expectations surrounding economic growth than to Fed policy, rose more slowly, creating a modest performance disparity between strategies that focus on short-term debt and those with a longer-term horizon.
For the twelve-month period ended December 31, 2021, the Great-West Lifetime 2020 Fund (Investor Class shares) returned 9.17%, relative to a 9.04% return for the Morningstar Lifetime Moderate 2020 Index and an 18.54% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	9.60%	9.01%	8.85%
Investor Class	9.17%	8.62%	8.47%
Service Class	9.12%	8.52%	8.38%
Class L	8.93%	8.35%	8.22%
(a) Institutional Class, Investor Class, Service Class, and Class L inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	43.67%
Large Cap Equity	18.23
International Equity	13.58
Fixed Interest Contract	9.47
Mid Cap Equity	7.59
Real Estate Equity	4.34
Small Cap Equity	3.12
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,030.10	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.45
Investor Class
Actual	$1,000.00	$1,027.90	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.23
Service Class
Actual	$1,000.00	$1,027.30	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.74
Class L
Actual	$1,000.00	$1,027.10	$5.52
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.50
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class shares, 0.83% for the Investor Class shares, 0.93% for the Service Class shares, and 1.08% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.39%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
Three things drove market narrative in 2021: the virus, the economy, and government policy. While connected to one another in obvious ways, they each marked their own time and progressed at their own pace throughout the year. For example, fiscal and monetary policy were at their loosest during January and February but became progressively less accommodative as the year went on. By November, the Federal Reserve (“Fed”) had begun tapering its bond purchases and was openly talking about “lift-off” - that point, still somewhere in the future, when the Federal Funds rate will no longer be pegged at zero.
As far as COVID-19 is concerned, widespread vaccine availability was still a relatively new thing as the year began, meaning that COVID-19 case numbers, mitigation policies designed to curb the spread of the virus, and the associated stress on society and the healthcare system were still setting the tone in early 2021. COVID-19 seemed to take a short breather during the spring and early months of summer, but then two separate variants - first Delta and later Omicron - forced the pandemic back to the front of the market’s consciousness at the end of the year.
Of course, the policy environment and the stubbornness of the virus created a feedback loop that in turn helped dictate the rhythm of economic growth. The reflexive spike in economic growth that occurred in 2020, immediately after the worst of the lockdowns ended, had largely played itself out by the time the calendar turned to 2021, and both the U.S. and global economies spent much of last year relearning how to stand on their own two feet as months and months of official support began to wane. Progress was uneven, however, with some areas, such as consumer demand, remaining robust throughout the year while others - most notably labor markets and global supply chains - remain distorted by the pandemic even today. But the defining feature of 2021’s economy was a resurgence in inflation: Consumer prices are now rising at the fastest pace seen since the early 1980s, presenting both businesses and investors with a set of problems they haven’t had to face in a generation.
The interaction of these three factors created a market environment that might be best described as varied. Equity markets were upbeat, especially during the summer months when all three kings - the virus, the economy, and policy - were generally aligned in positive ways. Indeed, except for a brief period in the fall when it was becoming clear that inflation wasn’t really transitory at all and the Delta variant was causing COVID-19 fears to surge, stocks marched relentlessly higher during 2021.
Underneath the surface, however, things were far less uniform. The on-again/off-again progress against the virus and continued economic uncertainty caused investor preferences to whipsaw between the relatively expensive growth stocks that aligned well with COVID-era policies on one hand and the less expensive, value-oriented stocks that were better at capturing trends associated with a post-pandemic resumption of more orderly and predictable economic growth on the other. Domestic equity markets outperformed non-U.S. markets throughout much of the year, likely owing to the persistent (if not clichéd) view that U.S. markets are somewhat less risky and more liquid than many foreign markets, as well as expectations that the U.S. might recover faster and in more robust fashion than other countries. Emerging markets struggled for obvious reasons against such an environment and were one of the few asset classes to end 2021 with losses.

Trends were mixed below the surface of fixed income markets as well. Credit spreads, which are sometimes viewed as a referendum on the health of the corporate sector in general, began 2021 at very tight levels and remained there throughout the year - a clear vote of confidence for borrowers that remained more or less unchanged for all of 2021.
The environment for rates, however, was far more interesting. Interest rates rose moderately for much of 2021 as the U.S. and global economies continued to dig out from the worst the pandemic could throw at them, but the Fed’s zero-rate policy acted as a heavy weight on shorter-term rates throughout the first half of the year. That changed, however, as soon as markets - and ultimately the Fed itself - came around to the notion that inflation was deeper and more persistent than originally thought. It quickly became obvious the Fed would have to adjust to that reality by tightening policy faster than many investors had assumed, and money began flowing out of shorter-term debt at a faster pace, in turn causing rates at the short end of the yield curve to accelerate during the fourth quarter. Longer-term rates, which are sometimes viewed as more sensitive to expectations surrounding economic growth than to Fed policy, rose more slowly, creating a modest performance disparity between strategies that focus on short-term debt and those with a longer-term horizon.
For the twelve-month period ended December 31, 2021, the Great-West Lifetime 2025 Fund (Investor Class shares) returned 10.16%, relative to a 10.10% return for the Morningstar Lifetime Moderate 2025 Index and an 18.54% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	10.52%	9.83%	7.92%
Investor Class	10.16%	9.44%	9.32%
Service Class	10.09%	9.32%	9.20%
Class L	9.87%	9.17%	8.90%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	39.76%
Large Cap Equity	20.26
International Equity	16.20
Mid Cap Equity	8.35
Fixed Interest Contract	7.29
Real Estate Equity	4.37
Small Cap Equity	3.77
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,031.20	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.55
Investor Class
Actual	$1,000.00	$1,029.60	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.33
Service Class
Actual	$1,000.00	$1,028.90	$4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.84
Class L
Actual	$1,000.00	$1,027.50	$5.62
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.60
* Expenses are equal to the Fund's annualized expense ratio of 0.50% for the Institutional Class shares, 0.85% for the Investor Class shares, 0.95% for the Service Class shares, and 1.10% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.40%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2030 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
Three things drove market narrative in 2021: the virus, the economy, and government policy. While connected to one another in obvious ways, they each marked their own time and progressed at their own pace throughout the year. For example, fiscal and monetary policy were at their loosest during January and February but became progressively less accommodative as the year went on. By November, the Federal Reserve (“Fed”) had begun tapering its bond purchases and was openly talking about “lift-off” - that point, still somewhere in the future, when the Federal Funds rate will no longer be pegged at zero.
As far as COVID-19 is concerned, widespread vaccine availability was still a relatively new thing as the year began, meaning that COVID-19 case numbers, mitigation policies designed to curb the spread of the virus, and the associated stress on society and the healthcare system were still setting the tone in early 2021. COVID-19 seemed to take a short breather during the spring and early months of summer, but then two separate variants - first Delta and later Omicron - forced the pandemic back to the front of the market’s consciousness at the end of the year.
Of course, the policy environment and the stubbornness of the virus created a feedback loop that in turn helped dictate the rhythm of economic growth. The reflexive spike in economic growth that occurred in 2020, immediately after the worst of the lockdowns ended, had largely played itself out by the time the calendar turned to 2021, and both the U.S. and global economies spent much of last year relearning how to stand on their own two feet as months and months of official support began to wane. Progress was uneven, however, with some areas, such as consumer demand, remaining robust throughout the year while others - most notably labor markets and global supply chains - remain distorted by the pandemic even today. But the defining feature of 2021’s economy was a resurgence in inflation: Consumer prices are now rising at the fastest pace seen since the early 1980s, presenting both businesses and investors with a set of problems they haven’t had to face in a generation.
The interaction of these three factors created a market environment that might be best described as varied. Equity markets were upbeat, especially during the summer months when all three kings - the virus, the economy, and policy - were generally aligned in positive ways. Indeed, except for a brief period in the fall when it was becoming clear that inflation wasn’t really transitory at all and the Delta variant was causing COVID-19 fears to surge, stocks marched relentlessly higher during 2021.
Underneath the surface, however, things were far less uniform. The on-again/off-again progress against the virus and continued economic uncertainty caused investor preferences to whipsaw between the relatively expensive growth stocks that aligned well with COVID-era policies on one hand and the less expensive, value-oriented stocks that were better at capturing trends associated with a post-pandemic resumption of more orderly and predictable economic growth on the other. Domestic equity markets outperformed non-U.S. markets throughout much of the year, likely owing to the persistent (if not clichéd) view that U.S. markets are somewhat less risky and more liquid than many foreign markets, as well as expectations that the U.S. might recover faster and in more robust fashion than other countries. Emerging markets struggled for obvious reasons against such an environment and were one of the few asset classes to end 2021 with losses.

Trends were mixed below the surface of fixed income markets as well. Credit spreads, which are sometimes viewed as a referendum on the health of the corporate sector in general, began 2021 at very tight levels and remained there throughout the year - a clear vote of confidence for borrowers that remained more or less unchanged for all of 2021.
The environment for rates, however, was far more interesting. Interest rates rose moderately for much of 2021 as the U.S. and global economies continued to dig out from the worst the pandemic could throw at them, but the Fed’s zero-rate policy acted as a heavy weight on shorter-term rates throughout the first half of the year. That changed, however, as soon as markets - and ultimately the Fed itself - came around to the notion that inflation was deeper and more persistent than originally thought. It quickly became obvious the Fed would have to adjust to that reality by tightening policy faster than many investors had assumed, and money began flowing out of shorter-term debt at a faster pace, in turn causing rates at the short end of the yield curve to accelerate during the fourth quarter. Longer-term rates, which are sometimes viewed as more sensitive to expectations surrounding economic growth than to Fed policy, rose more slowly, creating a modest performance disparity between strategies that focus on short-term debt and those with a longer-term horizon.
For the twelve-month period ended December 31, 2021, the Great-West Lifetime 2030 Fund (Investor Class shares) returned 11.60%, relative to an 11.69% return for the Morningstar Lifetime Moderate 2030 Index and an 18.54% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	12.00%	10.72%	10.59%
Investor Class	11.60%	10.32%	10.20%
Service Class	11.54%	10.23%	10.13%
Class L	11.33%	10.09%	9.98%
(a) Institutional Class, Investor Class, Service Class, and Class L inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	33.20%
Large Cap Equity	23.20
International Equity	19.80
Mid Cap Equity	9.55
Fixed Interest Contract	5.08
Small Cap Equity	4.71
Real Estate Equity	4.46
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,033.20	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.65
Investor Class
Actual	$1,000.00	$1,031.20	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.43
Service Class
Actual	$1,000.00	$1,031.40	$4.97
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.94
Class L
Actual	$1,000.00	$1,029.80	$5.73
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.70
* Expenses are equal to the Fund's annualized expense ratio of 0.52% for the Institutional Class shares, 0.87% for the Investor Class shares, 0.97% for the Service Class shares, and 1.12% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.42%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
Three things drove market narrative in 2021: the virus, the economy, and government policy. While connected to one another in obvious ways, they each marked their own time and progressed at their own pace throughout the year. For example, fiscal and monetary policy were at their loosest during January and February but became progressively less accommodative as the year went on. By November, the Federal Reserve (“Fed”) had begun tapering its bond purchases and was openly talking about “lift-off” - that point, still somewhere in the future, when the Federal Funds rate will no longer be pegged at zero.
As far as COVID-19 is concerned, widespread vaccine availability was still a relatively new thing as the year began, meaning that COVID-19 case numbers, mitigation policies designed to curb the spread of the virus, and the associated stress on society and the healthcare system were still setting the tone in early 2021. COVID-19 seemed to take a short breather during the spring and early months of summer, but then two separate variants - first Delta and later Omicron - forced the pandemic back to the front of the market’s consciousness at the end of the year.
Of course, the policy environment and the stubbornness of the virus created a feedback loop that in turn helped dictate the rhythm of economic growth. The reflexive spike in economic growth that occurred in 2020, immediately after the worst of the lockdowns ended, had largely played itself out by the time the calendar turned to 2021, and both the U.S. and global economies spent much of last year relearning how to stand on their own two feet as months and months of official support began to wane. Progress was uneven, however, with some areas, such as consumer demand, remaining robust throughout the year while others - most notably labor markets and global supply chains - remain distorted by the pandemic even today. But the defining feature of 2021’s economy was a resurgence in inflation: Consumer prices are now rising at the fastest pace seen since the early 1980s, presenting both businesses and investors with a set of problems they haven’t had to face in a generation.
The interaction of these three factors created a market environment that might be best described as varied. Equity markets were upbeat, especially during the summer months when all three kings - the virus, the economy, and policy - were generally aligned in positive ways. Indeed, except for a brief period in the fall when it was becoming clear that inflation wasn’t really transitory at all and the Delta variant was causing COVID-19 fears to surge, stocks marched relentlessly higher during 2021.
Underneath the surface, however, things were far less uniform. The on-again/off-again progress against the virus and continued economic uncertainty caused investor preferences to whipsaw between the relatively expensive growth stocks that aligned well with COVID-era policies on one hand and the less expensive, value-oriented stocks that were better at capturing trends associated with a post-pandemic resumption of more orderly and predictable economic growth on the other. Domestic equity markets outperformed non-U.S. markets throughout much of the year, likely owing to the persistent (if not clichéd) view that U.S. markets are somewhat less risky and more liquid than many foreign markets, as well as expectations that the U.S. might recover faster and in more robust fashion than other countries. Emerging markets struggled for obvious reasons against such an environment and were one of the few asset classes to end 2021 with losses.

Trends were mixed below the surface of fixed income markets as well. Credit spreads, which are sometimes viewed as a referendum on the health of the corporate sector in general, began 2021 at very tight levels and remained there throughout the year - a clear vote of confidence for borrowers that remained more or less unchanged for all of 2021.
The environment for rates, however, was far more interesting. Interest rates rose moderately for much of 2021 as the U.S. and global economies continued to dig out from the worst the pandemic could throw at them, but the Fed’s zero-rate policy acted as a heavy weight on shorter-term rates throughout the first half of the year. That changed, however, as soon as markets - and ultimately the Fed itself - came around to the notion that inflation was deeper and more persistent than originally thought. It quickly became obvious the Fed would have to adjust to that reality by tightening policy faster than many investors had assumed, and money began flowing out of shorter-term debt at a faster pace, in turn causing rates at the short end of the yield curve to accelerate during the fourth quarter. Longer-term rates, which are sometimes viewed as more sensitive to expectations surrounding economic growth than to Fed policy, rose more slowly, creating a modest performance disparity between strategies that focus on short-term debt and those with a longer-term horizon.
For the twelve-month period ended December 31, 2021, the Great-West Lifetime 2035 Fund (Investor Class shares) returned 13.46%, relative to a 13.63% return for the Morningstar Lifetime Moderate 2035 Index and an 18.54% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	13.83%	11.75%	9.38%
Investor Class	13.46%	11.36%	10.89%
Service Class	13.34%	11.26%	10.77%
Class L	13.30%	11.13%	10.78%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	26.88%
International Equity	24.41
Bond	24.31
Mid Cap Equity	10.97
Small Cap Equity	5.90
Real Estate Equity	4.52
Fixed Interest Contract	3.01
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,036.30	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.75
Investor Class
Actual	$1,000.00	$1,034.70	$4.56
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.53
Service Class
Actual	$1,000.00	$1,034.20	$5.08
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$5.04
Class L
Actual	$1,000.00	$1,033.60	$5.84
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.80
* Expenses are equal to the Fund's annualized expense ratio of 0.54% for the Institutional Class shares, 0.89% for the Investor Class shares, 0.99% for the Service Class shares, and 1.14% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.43%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2040 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
Three things drove market narrative in 2021: the virus, the economy, and government policy. While connected to one another in obvious ways, they each marked their own time and progressed at their own pace throughout the year. For example, fiscal and monetary policy were at their loosest during January and February but became progressively less accommodative as the year went on. By November, the Federal Reserve (“Fed”) had begun tapering its bond purchases and was openly talking about “lift-off” - that point, still somewhere in the future, when the Federal Funds rate will no longer be pegged at zero.
As far as COVID-19 is concerned, widespread vaccine availability was still a relatively new thing as the year began, meaning that COVID-19 case numbers, mitigation policies designed to curb the spread of the virus, and the associated stress on society and the healthcare system were still setting the tone in early 2021. COVID-19 seemed to take a short breather during the spring and early months of summer, but then two separate variants - first Delta and later Omicron - forced the pandemic back to the front of the market’s consciousness at the end of the year.
Of course, the policy environment and the stubbornness of the virus created a feedback loop that in turn helped dictate the rhythm of economic growth. The reflexive spike in economic growth that occurred in 2020, immediately after the worst of the lockdowns ended, had largely played itself out by the time the calendar turned to 2021, and both the U.S. and global economies spent much of last year relearning how to stand on their own two feet as months and months of official support began to wane. Progress was uneven, however, with some areas, such as consumer demand, remaining robust throughout the year while others - most notably labor markets and global supply chains - remain distorted by the pandemic even today. But the defining feature of 2021’s economy was a resurgence in inflation: Consumer prices are now rising at the fastest pace seen since the early 1980s, presenting both businesses and investors with a set of problems they haven’t had to face in a generation.
The interaction of these three factors created a market environment that might be best described as varied. Equity markets were upbeat, especially during the summer months when all three kings - the virus, the economy, and policy - were generally aligned in positive ways. Indeed, except for a brief period in the fall when it was becoming clear that inflation wasn’t really transitory at all and the Delta variant was causing COVID-19 fears to surge, stocks marched relentlessly higher during 2021.
Underneath the surface, however, things were far less uniform. The on-again/off-again progress against the virus and continued economic uncertainty caused investor preferences to whipsaw between the relatively expensive growth stocks that aligned well with COVID-era policies on one hand and the less expensive, value-oriented stocks that were better at capturing trends associated with a post-pandemic resumption of more orderly and predictable economic growth on the other. Domestic equity markets outperformed non-U.S. markets throughout much of the year, likely owing to the persistent (if not clichéd) view that U.S. markets are somewhat less risky and more liquid than many foreign markets, as well as expectations that the U.S. might recover faster and in more robust fashion than other countries. Emerging markets struggled for obvious reasons against such an environment and were one of the few asset classes to end 2021 with losses.

Trends were mixed below the surface of fixed income markets as well. Credit spreads, which are sometimes viewed as a referendum on the health of the corporate sector in general, began 2021 at very tight levels and remained there throughout the year - a clear vote of confidence for borrowers that remained more or less unchanged for all of 2021.
The environment for rates, however, was far more interesting. Interest rates rose moderately for much of 2021 as the U.S. and global economies continued to dig out from the worst the pandemic could throw at them, but the Fed’s zero-rate policy acted as a heavy weight on shorter-term rates throughout the first half of the year. That changed, however, as soon as markets - and ultimately the Fed itself - came around to the notion that inflation was deeper and more persistent than originally thought. It quickly became obvious the Fed would have to adjust to that reality by tightening policy faster than many investors had assumed, and money began flowing out of shorter-term debt at a faster pace, in turn causing rates at the short end of the yield curve to accelerate during the fourth quarter. Longer-term rates, which are sometimes viewed as more sensitive to expectations surrounding economic growth than to Fed policy, rose more slowly, creating a modest performance disparity between strategies that focus on short-term debt and those with a longer-term horizon.
For the twelve-month period ended December 31, 2021, the Great-West Lifetime 2040 Fund (Investor Class shares) returned 15.11%, relative to a 15.35% return for the Morningstar Lifetime Moderate 2040 Index and an 18.54% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	15.52%	12.41%	12.28%
Investor Class	15.11%	12.04%	11.90%
Service Class	14.97%	11.91%	11.78%
Class L	14.72%	11.74%	11.62%
(a) Institutional Class, Investor Class, Service Class, and Class L inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	29.95%
International Equity	28.82
Bond	15.79
Mid Cap Equity	12.18
Small Cap Equity	7.09
Real Estate Equity	4.63
Fixed Interest Contract	1.54
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,039.60	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.85
Investor Class
Actual	$1,000.00	$1,037.80	$4.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.63
Service Class
Actual	$1,000.00	$1,036.70	$5.18
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.14
Class L
Actual	$1,000.00	$1,036.00	$5.95
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.90
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class shares, 0.91% for the Investor Class shares, 1.01% for the Service Class shares, and 1.16% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
Three things drove market narrative in 2021: the virus, the economy, and government policy. While connected to one another in obvious ways, they each marked their own time and progressed at their own pace throughout the year. For example, fiscal and monetary policy were at their loosest during January and February but became progressively less accommodative as the year went on. By November, the Federal Reserve (“Fed”) had begun tapering its bond purchases and was openly talking about “lift-off” - that point, still somewhere in the future, when the Federal Funds rate will no longer be pegged at zero.
As far as COVID-19 is concerned, widespread vaccine availability was still a relatively new thing as the year began, meaning that COVID-19 case numbers, mitigation policies designed to curb the spread of the virus, and the associated stress on society and the healthcare system were still setting the tone in early 2021. COVID-19 seemed to take a short breather during the spring and early months of summer, but then two separate variants - first Delta and later Omicron - forced the pandemic back to the front of the market’s consciousness at the end of the year.
Of course, the policy environment and the stubbornness of the virus created a feedback loop that in turn helped dictate the rhythm of economic growth. The reflexive spike in economic growth that occurred in 2020, immediately after the worst of the lockdowns ended, had largely played itself out by the time the calendar turned to 2021, and both the U.S. and global economies spent much of last year relearning how to stand on their own two feet as months and months of official support began to wane. Progress was uneven, however, with some areas, such as consumer demand, remaining robust throughout the year while others - most notably labor markets and global supply chains - remain distorted by the pandemic even today. But the defining feature of 2021’s economy was a resurgence in inflation: Consumer prices are now rising at the fastest pace seen since the early 1980s, presenting both businesses and investors with a set of problems they haven’t had to face in a generation.
The interaction of these three factors created a market environment that might be best described as varied. Equity markets were upbeat, especially during the summer months when all three kings - the virus, the economy, and policy - were generally aligned in positive ways. Indeed, except for a brief period in the fall when it was becoming clear that inflation wasn’t really transitory at all and the Delta variant was causing COVID-19 fears to surge, stocks marched relentlessly higher during 2021.
Underneath the surface, however, things were far less uniform. The on-again/off-again progress against the virus and continued economic uncertainty caused investor preferences to whipsaw between the relatively expensive growth stocks that aligned well with COVID-era policies on one hand and the less expensive, value-oriented stocks that were better at capturing trends associated with a post-pandemic resumption of more orderly and predictable economic growth on the other. Domestic equity markets outperformed non-U.S. markets throughout much of the year, likely owing to the persistent (if not clichéd) view that U.S. markets are somewhat less risky and more liquid than many foreign markets, as well as expectations that the U.S. might recover faster and in more robust fashion than other countries. Emerging markets struggled for obvious reasons against such an environment and were one of the few asset classes to end 2021 with losses.

Trends were mixed below the surface of fixed income markets as well. Credit spreads, which are sometimes viewed as a referendum on the health of the corporate sector in general, began 2021 at very tight levels and remained there throughout the year - a clear vote of confidence for borrowers that remained more or less unchanged for all of 2021.
The environment for rates, however, was far more interesting. Interest rates rose moderately for much of 2021 as the U.S. and global economies continued to dig out from the worst the pandemic could throw at them, but the Fed’s zero-rate policy acted as a heavy weight on shorter-term rates throughout the first half of the year. That changed, however, as soon as markets - and ultimately the Fed itself - came around to the notion that inflation was deeper and more persistent than originally thought. It quickly became obvious the Fed would have to adjust to that reality by tightening policy faster than many investors had assumed, and money began flowing out of shorter-term debt at a faster pace, in turn causing rates at the short end of the yield curve to accelerate during the fourth quarter. Longer-term rates, which are sometimes viewed as more sensitive to expectations surrounding economic growth than to Fed policy, rose more slowly, creating a modest performance disparity between strategies that focus on short-term debt and those with a longer-term horizon.
For the twelve-month period ended December 31, 2021, the Great-West Lifetime 2045 Fund (Investor Class shares) returned 16.02%, relative to a 16.36% return for the Morningstar Lifetime Moderate 2045 Index and an 18.54% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	16.39%	12.85%	10.15%
Investor Class	16.02%	12.43%	11.40%
Service Class	15.91%	12.34%	11.33%
Class L	15.93%	12.20%	11.77%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	32.32%
Large Cap Equity	31.55
Mid Cap Equity	12.78
Bond	9.93
Small Cap Equity	8.02
Real Estate Equity	4.69
Fixed Interest Contract	0.71
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,039.40	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.91
Investor Class
Actual	$1,000.00	$1,038.20	$4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.69
Service Class
Actual	$1,000.00	$1,037.70	$5.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.19
Class L
Actual	$1,000.00	$1,038.40	$6.01
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.95
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class shares, 0.92% for the Investor Class shares, 1.02% for the Service Class shares, and 1.17% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2050 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
Three things drove market narrative in 2021: the virus, the economy, and government policy. While connected to one another in obvious ways, they each marked their own time and progressed at their own pace throughout the year. For example, fiscal and monetary policy were at their loosest during January and February but became progressively less accommodative as the year went on. By November, the Federal Reserve (“Fed”) had begun tapering its bond purchases and was openly talking about “lift-off” - that point, still somewhere in the future, when the Federal Funds rate will no longer be pegged at zero.
As far as COVID-19 is concerned, widespread vaccine availability was still a relatively new thing as the year began, meaning that COVID-19 case numbers, mitigation policies designed to curb the spread of the virus, and the associated stress on society and the healthcare system were still setting the tone in early 2021. COVID-19 seemed to take a short breather during the spring and early months of summer, but then two separate variants - first Delta and later Omicron - forced the pandemic back to the front of the market’s consciousness at the end of the year.
Of course, the policy environment and the stubbornness of the virus created a feedback loop that in turn helped dictate the rhythm of economic growth. The reflexive spike in economic growth that occurred in 2020, immediately after the worst of the lockdowns ended, had largely played itself out by the time the calendar turned to 2021, and both the U.S. and global economies spent much of last year relearning how to stand on their own two feet as months and months of official support began to wane. Progress was uneven, however, with some areas, such as consumer demand, remaining robust throughout the year while others - most notably labor markets and global supply chains - remain distorted by the pandemic even today. But the defining feature of 2021’s economy was a resurgence in inflation: Consumer prices are now rising at the fastest pace seen since the early 1980s, presenting both businesses and investors with a set of problems they haven’t had to face in a generation.
The interaction of these three factors created a market environment that might be best described as varied. Equity markets were upbeat, especially during the summer months when all three kings - the virus, the economy, and policy - were generally aligned in positive ways. Indeed, except for a brief period in the fall when it was becoming clear that inflation wasn’t really transitory at all and the Delta variant was causing COVID-19 fears to surge, stocks marched relentlessly higher during 2021.
Underneath the surface, however, things were far less uniform. The on-again/off-again progress against the virus and continued economic uncertainty caused investor preferences to whipsaw between the relatively expensive growth stocks that aligned well with COVID-era policies on one hand and the less expensive, value-oriented stocks that were better at capturing trends associated with a post-pandemic resumption of more orderly and predictable economic growth on the other. Domestic equity markets outperformed non-U.S. markets throughout much of the year, likely owing to the persistent (if not clichéd) view that U.S. markets are somewhat less risky and more liquid than many foreign markets, as well as expectations that the U.S. might recover faster and in more robust fashion than other countries. Emerging markets struggled for obvious reasons against such an environment and were one of the few asset classes to end 2021 with losses.

Trends were mixed below the surface of fixed income markets as well. Credit spreads, which are sometimes viewed as a referendum on the health of the corporate sector in general, began 2021 at very tight levels and remained there throughout the year - a clear vote of confidence for borrowers that remained more or less unchanged for all of 2021.
The environment for rates, however, was far more interesting. Interest rates rose moderately for much of 2021 as the U.S. and global economies continued to dig out from the worst the pandemic could throw at them, but the Fed’s zero-rate policy acted as a heavy weight on shorter-term rates throughout the first half of the year. That changed, however, as soon as markets - and ultimately the Fed itself - came around to the notion that inflation was deeper and more persistent than originally thought. It quickly became obvious the Fed would have to adjust to that reality by tightening policy faster than many investors had assumed, and money began flowing out of shorter-term debt at a faster pace, in turn causing rates at the short end of the yield curve to accelerate during the fourth quarter. Longer-term rates, which are sometimes viewed as more sensitive to expectations surrounding economic growth than to Fed policy, rose more slowly, creating a modest performance disparity between strategies that focus on short-term debt and those with a longer-term horizon.
For the twelve-month period ended December 31, 2021, the Great-West Lifetime 2050 Fund (Investor Class shares) returned 16.15%, relative to a 16.60% return for the Morningstar Lifetime Moderate 2050 Index and an 18.54% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	16.56%	12.92%	12.74%
Investor Class	16.15%	12.50%	12.32%
Service Class	16.06%	12.42%	12.25%
Class L	15.89%	12.19%	12.02%
(a) Institutional Class, Investor Class, Service Class, and Class L inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	34.34%
Large Cap Equity	31.62
Mid Cap Equity	12.72
Small Cap Equity	8.56
Bond	7.64
Real Estate Equity	4.75
Fixed Interest Contract	0.37
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,039.40	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.96
Investor Class
Actual	$1,000.00	$1,037.80	$4.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.74
Service Class
Actual	$1,000.00	$1,037.30	$5.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.24
Class L
Actual	$1,000.00	$1,036.20	$6.06
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$6.01
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.93% for the Investor Class shares, 1.03% for the Service Class shares, and 1.18% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
Three things drove market narrative in 2021: the virus, the economy, and government policy. While connected to one another in obvious ways, they each marked their own time and progressed at their own pace throughout the year. For example, fiscal and monetary policy were at their loosest during January and February but became progressively less accommodative as the year went on. By November, the Federal Reserve (“Fed”) had begun tapering its bond purchases and was openly talking about “lift-off” - that point, still somewhere in the future, when the Federal Funds rate will no longer be pegged at zero.
As far as COVID-19 is concerned, widespread vaccine availability was still a relatively new thing as the year began, meaning that COVID-19 case numbers, mitigation policies designed to curb the spread of the virus, and the associated stress on society and the healthcare system were still setting the tone in early 2021. COVID-19 seemed to take a short breather during the spring and early months of summer, but then two separate variants - first Delta and later Omicron - forced the pandemic back to the front of the market’s consciousness at the end of the year.
Of course, the policy environment and the stubbornness of the virus created a feedback loop that in turn helped dictate the rhythm of economic growth. The reflexive spike in economic growth that occurred in 2020, immediately after the worst of the lockdowns ended, had largely played itself out by the time the calendar turned to 2021, and both the U.S. and global economies spent much of last year relearning how to stand on their own two feet as months and months of official support began to wane. Progress was uneven, however, with some areas, such as consumer demand, remaining robust throughout the year while others - most notably labor markets and global supply chains - remain distorted by the pandemic even today. But the defining feature of 2021’s economy was a resurgence in inflation: Consumer prices are now rising at the fastest pace seen since the early 1980s, presenting both businesses and investors with a set of problems they haven’t had to face in a generation.
The interaction of these three factors created a market environment that might be best described as varied. Equity markets were upbeat, especially during the summer months when all three kings - the virus, the economy, and policy - were generally aligned in positive ways. Indeed, except for a brief period in the fall when it was becoming clear that inflation wasn’t really transitory at all and the Delta variant was causing COVID-19 fears to surge, stocks marched relentlessly higher during 2021.
Underneath the surface, however, things were far less uniform. The on-again/off-again progress against the virus and continued economic uncertainty caused investor preferences to whipsaw between the relatively expensive growth stocks that aligned well with COVID-era policies on one hand and the less expensive, value-oriented stocks that were better at capturing trends associated with a post-pandemic resumption of more orderly and predictable economic growth on the other. Domestic equity markets outperformed non-U.S. markets throughout much of the year, likely owing to the persistent (if not clichéd) view that U.S. markets are somewhat less risky and more liquid than many foreign markets, as well as expectations that the U.S. might recover faster and in more robust fashion than other countries. Emerging markets struggled for obvious reasons against such an environment and were one of the few asset classes to end 2021 with losses.

Trends were mixed below the surface of fixed income markets as well. Credit spreads, which are sometimes viewed as a referendum on the health of the corporate sector in general, began 2021 at very tight levels and remained there throughout the year - a clear vote of confidence for borrowers that remained more or less unchanged for all of 2021.
The environment for rates, however, was far more interesting. Interest rates rose moderately for much of 2021 as the U.S. and global economies continued to dig out from the worst the pandemic could throw at them, but the Fed’s zero-rate policy acted as a heavy weight on shorter-term rates throughout the first half of the year. That changed, however, as soon as markets - and ultimately the Fed itself - came around to the notion that inflation was deeper and more persistent than originally thought. It quickly became obvious the Fed would have to adjust to that reality by tightening policy faster than many investors had assumed, and money began flowing out of shorter-term debt at a faster pace, in turn causing rates at the short end of the yield curve to accelerate during the fourth quarter. Longer-term rates, which are sometimes viewed as more sensitive to expectations surrounding economic growth than to Fed policy, rose more slowly, creating a modest performance disparity between strategies that focus on short-term debt and those with a longer-term horizon.
For the twelve-month period ended December 31, 2021, the Great-West Lifetime 2055 Fund (Investor Class shares) returned 16.10%, relative to a 16.50% return for the Morningstar Lifetime Moderate 2055 Index and an 18.54% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	16.54%	12.87%	10.09%
Investor Class	16.10%	12.46%	11.31%
Service Class	15.94%	12.36%	11.20%
Class L	16.00%	12.23%	11.79%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	35.70%
Large Cap Equity	30.93
Mid Cap Equity	12.40
Small Cap Equity	8.94
Bond	6.90
Real Estate Equity	4.83
Fixed Interest Contract	0.30
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,039.10	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.91
Investor Class
Actual	$1,000.00	$1,036.70	$4.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.69
Service Class
Actual	$1,000.00	$1,035.80	$5.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.19
Class L
Actual	$1,000.00	$1,037.00	$6.01
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.95
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class shares, 0.92% for the Investor Class shares, 1.02% for the Service Class shares, and 1.17% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2060 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
Three things drove market narrative in 2021: the virus, the economy, and government policy. While connected to one another in obvious ways, they each marked their own time and progressed at their own pace throughout the year. For example, fiscal and monetary policy were at their loosest during January and February but became progressively less accommodative as the year went on. By November, the Federal Reserve (“Fed”) had begun tapering its bond purchases and was openly talking about “lift-off” - that point, still somewhere in the future, when the Federal Funds rate will no longer be pegged at zero.
As far as COVID-19 is concerned, widespread vaccine availability was still a relatively new thing as the year began, meaning that COVID-19 case numbers, mitigation policies designed to curb the spread of the virus, and the associated stress on society and the healthcare system were still setting the tone in early 2021. COVID-19 seemed to take a short breather during the spring and early months of summer, but then two separate variants - first Delta and later Omicron - forced the pandemic back to the front of the market’s consciousness at the end of the year.
Of course, the policy environment and the stubbornness of the virus created a feedback loop that in turn helped dictate the rhythm of economic growth. The reflexive spike in economic growth that occurred in 2020, immediately after the worst of the lockdowns ended, had largely played itself out by the time the calendar turned to 2021, and both the U.S. and global economies spent much of last year relearning how to stand on their own two feet as months and months of official support began to wane. Progress was uneven, however, with some areas, such as consumer demand, remaining robust throughout the year while others - most notably labor markets and global supply chains - remain distorted by the pandemic even today. But the defining feature of 2021’s economy was a resurgence in inflation: Consumer prices are now rising at the fastest pace seen since the early 1980s, presenting both businesses and investors with a set of problems they haven’t had to face in a generation.
The interaction of these three factors created a market environment that might be best described as varied. Equity markets were upbeat, especially during the summer months when all three kings - the virus, the economy, and policy - were generally aligned in positive ways. Indeed, except for a brief period in the fall when it was becoming clear that inflation wasn’t really transitory at all and the Delta variant was causing COVID-19 fears to surge, stocks marched relentlessly higher during 2021.
Underneath the surface, however, things were far less uniform. The on-again/off-again progress against the virus and continued economic uncertainty caused investor preferences to whipsaw between the relatively expensive growth stocks that aligned well with COVID-era policies on one hand and the less expensive, value-oriented stocks that were better at capturing trends associated with a post-pandemic resumption of more orderly and predictable economic growth on the other. Domestic equity markets outperformed non-U.S. markets throughout much of the year, likely owing to the persistent (if not clichéd) view that U.S. markets are somewhat less risky and more liquid than many foreign markets, as well as expectations that the U.S. might recover faster and in more robust fashion than other countries. Emerging markets struggled for obvious reasons against such an environment and were one of the few asset classes to end 2021 with losses.

Trends were mixed below the surface of fixed income markets as well. Credit spreads, which are sometimes viewed as a referendum on the health of the corporate sector in general, began 2021 at very tight levels and remained there throughout the year - a clear vote of confidence for borrowers that remained more or less unchanged for all of 2021.
The environment for rates, however, was far more interesting. Interest rates rose moderately for much of 2021 as the U.S. and global economies continued to dig out from the worst the pandemic could throw at them, but the Fed’s zero-rate policy acted as a heavy weight on shorter-term rates throughout the first half of the year. That changed, however, as soon as markets - and ultimately the Fed itself - came around to the notion that inflation was deeper and more persistent than originally thought. It quickly became obvious the Fed would have to adjust to that reality by tightening policy faster than many investors had assumed, and money began flowing out of shorter-term debt at a faster pace, in turn causing rates at the short end of the yield curve to accelerate during the fourth quarter. Longer-term rates, which are sometimes viewed as more sensitive to expectations surrounding economic growth than to Fed policy, rose more slowly, creating a modest performance disparity between strategies that focus on short-term debt and those with a longer-term horizon.
For the twelve-month period ended December 31, 2021, the Great-West Lifetime 2060 Fund (Investor Class shares) returned 15.89%, relative to a 16.33% return for the Morningstar Lifetime Moderate 2060 Index and an 18.54% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2019 (inception) through December 31, 2019.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Since Inception(a)
Institutional Class	16.26%	14.86%
Investor Class	15.89%	14.45%
Service Class	15.69%	14.38%
(a) Institutional Class, Investor Class, and Service Class inception date was May 1, 2019.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	36.65%
Large Cap Equity	29.95
Mid Cap Equity	12.15
Small Cap Equity	9.37
Bond	6.68
Real Estate Equity	4.91
Fixed Interest Contract	0.29
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,036.60	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.01
Investor Class
Actual	$1,000.00	$1,034.70	$4.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.79
Service Class
Actual	$1,000.00	$1,034.20	$5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.30
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Institutional Class shares, 0.94% for the Investor Class shares, and 1.04% for the Service Class shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.47%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
BOND MUTUAL FUNDS
7,770,597	Great-West Bond Index Fund Institutional Class(a)	$ 75,918,732
3,721,866	Great-West Core Bond Fund Institutional Class(a)	37,255,881
4,706,768	Great-West Global Bond Fund Institutional Class(a)	41,184,223
2,442,497	Great-West High Yield Bond Fund Institutional Class(a)	25,572,942
9,710,499	Great-West Inflation-Protected Securities Fund Institutional Class(a)	102,348,662
3,307,521	Great-West Multi-Sector Bond Fund Institutional Class(a)	31,222,996
3,855,487	Great-West Short Duration Bond Fund Institutional Class(a)	38,092,212

TOTAL BOND MUTUAL FUNDS — 46.75% (Cost $348,078,266)		$351,595,648
EQUITY MUTUAL FUNDS
477,842	American Century Real Estate Fund Class R6	16,251,392
1,418,117	DFA International Real Estate Securities Portfolio Institutional Class	6,721,874
771,712	Fidelity Emerging Markets Index Fund Institutional Class	9,330,003
171,411	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,730,577
909,542	Great-West Emerging Markets Equity Fund Institutional Class(a)	9,331,897
1,339,888	Great-West International Growth Fund Institutional Class(a)	15,448,912
3,083,834	Great-West International Index Fund Institutional Class(a)	34,107,200
2,038,734	Great-West International Value Fund Institutional Class(a)	18,735,963
2,516,388	Great-West Large Cap Growth Fund Institutional Class(a)	27,705,436
3,917,429	Great-West Large Cap Value Fund Institutional Class(a)	31,613,652
Shares		Fair Value
Equity Mutual Funds — (continued)
1,252,326	Great-West Mid Cap Value Fund Institutional Class(a)	$ 10,907,763
776,961	Great-West Real Estate Index Fund Institutional Class(a)	8,686,424
5,970,807	Great-West S&P 500® Index Fund Institutional Class(a)	59,290,115
2,588,637	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	25,601,616
1,407,951	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	11,629,673
83,977	Great-West Small Cap Growth Fund Institutional Class(a)	1,064,830
752,249	Great-West Small Cap Value Fund Institutional Class(a)	6,318,891
1,376,116	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,889,639
131,407	Janus Henderson Triton Fund Class N	4,551,950

TOTAL EQUITY MUTUAL FUNDS — 41.48% (Cost $270,364,852)		$311,917,807
Account Balance
FIXED INTEREST CONTRACT
88,828,959 (b)	Great-West Life & Annuity Contract(a) 1.25%(c)	88,828,959

TOTAL FIXED INTEREST CONTRACT — 11.81% (Cost $88,828,959)		$ 88,828,959
TOTAL INVESTMENTS — 100.04% (Cost $707,272,077)		$752,342,414
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (277,624)
TOTAL NET ASSETS — 100.00%		$752,064,790

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
BOND MUTUAL FUNDS
5,037,580	Great-West Bond Index Fund Institutional Class(a)	$ 49,217,159
2,414,535	Great-West Core Bond Fund Institutional Class(a)	24,169,497
2,845,212	Great-West Global Bond Fund Institutional Class(a)	24,895,602
1,552,248	Great-West High Yield Bond Fund Institutional Class(a)	16,252,041
4,646,067	Great-West Inflation-Protected Securities Fund Institutional Class(a)	48,969,545
2,141,613	Great-West Multi-Sector Bond Fund Institutional Class(a)	20,216,825
1,908,182	Great-West Short Duration Bond Fund Institutional Class(a)	18,852,841

TOTAL BOND MUTUAL FUNDS — 43.68% (Cost $204,618,907)		$202,573,510
EQUITY MUTUAL FUNDS
300,010	American Century Real Estate Fund Class R6	10,203,353
937,324	DFA International Real Estate Securities Portfolio Institutional Class	4,442,914
580,437	Fidelity Emerging Markets Index Fund Institutional Class	7,017,480
115,925	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,846,685
684,348	Great-West Emerging Markets Equity Fund Institutional Class(a)	7,021,413
964,950	Great-West International Growth Fund Institutional Class(a)	11,125,871
2,210,115	Great-West International Index Fund Institutional Class(a)	24,443,877
1,459,945	Great-West International Value Fund Institutional Class(a)	13,416,891
1,712,774	Great-West Large Cap Growth Fund Institutional Class(a)	18,857,641
2,679,414	Great-West Large Cap Value Fund Institutional Class(a)	21,622,875
Shares		Fair Value
Equity Mutual Funds — (continued)
876,486	Great-West Mid Cap Value Fund Institutional Class(a)	$ 7,634,195
488,611	Great-West Real Estate Index Fund Institutional Class(a)	5,462,673
4,070,678	Great-West S&P 500® Index Fund Institutional Class(a)	40,421,832
1,778,817	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	17,592,497
1,074,433	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	8,874,815
64,090	Great-West Small Cap Growth Fund Institutional Class(a)	812,667
569,593	Great-West Small Cap Value Fund Institutional Class(a)	4,784,579
937,922	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	8,103,642
106,841	Janus Henderson Triton Fund Class N	3,700,963

TOTAL EQUITY MUTUAL FUNDS — 46.87% (Cost $204,736,343)		$217,386,863
Account Balance
FIXED INTEREST CONTRACT
43,954,434 (b)	Great-West Life & Annuity Contract(a) 1.25%(c)	43,954,434

TOTAL FIXED INTEREST CONTRACT — 9.48% (Cost $43,954,434)		$ 43,954,434
TOTAL INVESTMENTS — 100.03% (Cost $453,309,684)		$463,914,807
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (157,051)
TOTAL NET ASSETS — 100.00%		$463,757,756

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
BOND MUTUAL FUNDS
17,559,184	Great-West Bond Index Fund Institutional Class(a)	$ 171,553,228
8,440,482	Great-West Core Bond Fund Institutional Class(a)	84,489,226
9,369,609	Great-West Global Bond Fund Institutional Class(a)	81,984,077
5,300,784	Great-West High Yield Bond Fund Institutional Class(a)	55,499,208
11,889,190	Great-West Inflation-Protected Securities Fund Institutional Class(a)	125,312,067
7,459,756	Great-West Multi-Sector Bond Fund Institutional Class(a)	70,420,094
5,104,038	Great-West Short Duration Bond Fund Institutional Class(a)	50,427,897

TOTAL BOND MUTUAL FUNDS — 39.77% (Cost $638,804,317)		$ 639,685,797
EQUITY MUTUAL FUNDS
1,035,966	American Century Real Estate Fund Class R6	35,233,204
3,407,822	DFA International Real Estate Securities Portfolio Institutional Class	16,153,074
2,490,616	Fidelity Emerging Markets Index Fund Institutional Class	30,111,541
448,492	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,144,481
2,938,755	Great-West Emerging Markets Equity Fund Institutional Class(a)	30,151,630
3,933,661	Great-West International Growth Fund Institutional Class(a)	45,355,114
9,050,217	Great-West International Index Fund Institutional Class(a)	100,095,400
5,985,274	Great-West International Value Fund Institutional Class(a)	55,004,669
6,554,698	Great-West Large Cap Growth Fund Institutional Class(a)	72,167,229
Shares		Fair Value
Equity Mutual Funds — (continued)
10,354,542	Great-West Large Cap Value Fund Institutional Class(a)	$ 83,561,158
3,306,940	Great-West Mid Cap Value Fund Institutional Class(a)	28,803,448
1,690,652	Great-West Real Estate Index Fund Institutional Class(a)	18,901,490
15,678,858	Great-West S&P 500® Index Fund Institutional Class(a)	155,691,056
6,795,171	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	67,204,238
4,504,678	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	37,208,636
270,596	Great-West Small Cap Growth Fund Institutional Class(a)	3,431,151
2,393,261	Great-West Small Cap Value Fund Institutional Class(a)	20,103,391
3,593,116	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	31,044,524
419,813	Janus Henderson Triton Fund Class N	14,542,337

TOTAL EQUITY MUTUAL FUNDS — 52.97% (Cost $752,534,572)		$ 851,907,771
Account Balance
FIXED INTEREST CONTRACT
117,330,653 (b)	Great-West Life & Annuity Contract(a) 1.25%(c)	117,330,653

TOTAL FIXED INTEREST CONTRACT — 7.30% (Cost $117,330,653)		$ 117,330,653
TOTAL INVESTMENTS — 100.04% (Cost $1,508,669,542)		$1,608,924,221
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (616,827)
TOTAL NET ASSETS — 100.00%		$1,608,307,394

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
BOND MUTUAL FUNDS
4,886,980	Great-West Bond Index Fund Institutional Class(a)	$ 47,745,791
2,346,792	Great-West Core Bond Fund Institutional Class(a)	23,491,388
2,494,606	Great-West Global Bond Fund Institutional Class(a)	21,827,803
1,440,133	Great-West High Yield Bond Fund Institutional Class(a)	15,078,194
2,364,131	Great-West Inflation-Protected Securities Fund Institutional Class(a)	24,917,946
2,063,792	Great-West Multi-Sector Bond Fund Institutional Class(a)	19,482,194
1,084,873	Great-West Short Duration Bond Fund Institutional Class(a)	10,718,544

TOTAL BOND MUTUAL FUNDS — 33.21% (Cost $165,796,527)		$163,261,860
EQUITY MUTUAL FUNDS
319,355	American Century Real Estate Fund Class R6	10,861,259
1,102,983	DFA International Real Estate Securities Portfolio Institutional Class	5,228,141
964,383	Fidelity Emerging Markets Index Fund Institutional Class	11,659,394
158,094	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,518,442
1,137,632	Great-West Emerging Markets Equity Fund Institutional Class(a)	11,672,100
1,453,884	Great-West International Growth Fund Institutional Class(a)	16,763,277
3,339,424	Great-West International Index Fund Institutional Class(a)	36,934,030
2,212,512	Great-West International Value Fund Institutional Class(a)	20,332,987
2,275,158	Great-West Large Cap Growth Fund Institutional Class(a)	25,049,495
3,632,929	Great-West Large Cap Value Fund Institutional Class(a)	29,317,740
Shares		Fair Value
Equity Mutual Funds — (continued)
1,165,176	Great-West Mid Cap Value Fund Institutional Class(a)	$ 10,148,683
521,571	Great-West Real Estate Index Fund Institutional Class(a)	5,831,160
5,465,562	Great-West S&P 500® Index Fund Institutional Class(a)	54,273,030
2,379,892	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	23,537,134
1,718,511	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	14,194,899
101,848	Great-West Small Cap Growth Fund Institutional Class(a)	1,291,428
913,124	Great-West Small Cap Value Fund Institutional Class(a)	7,670,240
1,247,813	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,781,105
157,099	Janus Henderson Triton Fund Class N	5,441,910

TOTAL EQUITY MUTUAL FUNDS — 61.74% (Cost $286,780,752)		$303,506,454
Account Balance
FIXED INTEREST CONTRACT
24,966,456 (b)	Great-West Life & Annuity Contract(a) 1.25%(c)	24,966,456

TOTAL FIXED INTEREST CONTRACT — 5.08% (Cost $24,966,456)		$ 24,966,456
TOTAL INVESTMENTS — 100.03% (Cost $477,543,735)		$491,734,770
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (167,551)
TOTAL NET ASSETS — 100.00%		$491,567,219

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
BOND MUTUAL FUNDS
12,588,470	Great-West Bond Index Fund Institutional Class(a)	$ 122,989,352
6,031,942	Great-West Core Bond Fund Institutional Class(a)	60,379,744
6,201,836	Great-West Global Bond Fund Institutional Class(a)	54,266,066
3,690,499	Great-West High Yield Bond Fund Institutional Class(a)	38,639,523
4,172,423	Great-West Inflation-Protected Securities Fund Institutional Class(a)	43,977,336
5,305,092	Great-West Multi-Sector Bond Fund Institutional Class(a)	50,080,065
2,103,091	Great-West Short Duration Bond Fund Institutional Class(a)	20,778,537

TOTAL BOND MUTUAL FUNDS — 24.32% (Cost $393,622,102)		$ 391,110,623
EQUITY MUTUAL FUNDS
1,050,372	American Century Real Estate Fund Class R6	35,723,161
3,778,767	DFA International Real Estate Securities Portfolio Institutional Class	17,911,357
4,031,667	Fidelity Emerging Markets Index Fund Institutional Class	48,742,848
599,641	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	9,552,282
4,749,830	Great-West Emerging Markets Equity Fund Institutional Class(a)	48,733,256
5,773,789	Great-West International Growth Fund Institutional Class(a)	66,571,786
13,333,428	Great-West International Index Fund Institutional Class(a)	147,467,714
8,824,040	Great-West International Value Fund Institutional Class(a)	81,092,930
8,555,411	Great-West Large Cap Growth Fund Institutional Class(a)	94,195,079
Shares		Fair Value
Equity Mutual Funds — (continued)
13,694,517	Great-West Large Cap Value Fund Institutional Class(a)	$ 110,514,751
4,391,194	Great-West Mid Cap Value Fund Institutional Class(a)	38,247,297
1,712,654	Great-West Real Estate Index Fund Institutional Class(a)	19,147,473
20,621,669	Great-West S&P 500® Index Fund Institutional Class(a)	204,773,174
8,938,539	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	88,402,155
7,033,242	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	58,094,581
422,804	Great-West Small Cap Growth Fund Institutional Class(a)	5,361,150
3,752,944	Great-West Small Cap Value Fund Institutional Class(a)	31,524,725
4,676,370	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	40,403,839
662,940	Janus Henderson Triton Fund Class N	22,964,237

TOTAL EQUITY MUTUAL FUNDS — 72.71% (Cost $1,056,157,655)		$1,169,423,795
Account Balance
FIXED INTEREST CONTRACT
48,508,149 (b)	Great-West Life & Annuity Contract(a) 1.25%(c)	48,508,149

TOTAL FIXED INTEREST CONTRACT — 3.01% (Cost $48,508,149)		$ 48,508,149
TOTAL INVESTMENTS — 100.04% (Cost $1,498,287,906)		$1,609,042,567
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (631,998)
TOTAL NET ASSETS — 100.00%		$1,608,410,569

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
BOND MUTUAL FUNDS
1,936,411	Great-West Bond Index Fund Institutional Class(a)	$ 18,918,734
927,982	Great-West Core Bond Fund Institutional Class(a)	9,289,105
926,118	Great-West Global Bond Fund Institutional Class(a)	8,103,534
560,015	Great-West High Yield Bond Fund Institutional Class(a)	5,863,353
401,860	Great-West Inflation-Protected Securities Fund Institutional Class(a)	4,235,609
813,949	Great-West Multi-Sector Bond Fund Institutional Class(a)	7,683,680
238,772	Great-West Short Duration Bond Fund Institutional Class(a)	2,359,064

TOTAL BOND MUTUAL FUNDS — 15.80% (Cost $57,602,907)		$ 56,453,079
EQUITY MUTUAL FUNDS
237,629	American Century Real Estate Fund Class R6	8,081,767
881,565	DFA International Real Estate Securities Portfolio Institutional Class	4,178,616
1,091,057	Fidelity Emerging Markets Index Fund Institutional Class	13,190,877
146,197	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,328,909
1,285,669	Great-West Emerging Markets Equity Fund Institutional Class(a)	13,190,968
1,498,739	Great-West International Growth Fund Institutional Class(a)	17,280,461
3,459,052	Great-West International Index Fund Institutional Class(a)	38,257,111
2,289,130	Great-West International Value Fund Institutional Class(a)	21,037,107
2,094,447	Great-West Large Cap Growth Fund Institutional Class(a)	23,059,866
3,383,085	Great-West Large Cap Value Fund Institutional Class(a)	27,301,497
Shares		Fair Value
Equity Mutual Funds — (continued)
1,086,957	Great-West Mid Cap Value Fund Institutional Class(a)	$ 9,467,397
383,825	Great-West Real Estate Index Fund Institutional Class(a)	4,291,167
5,067,921	Great-West S&P 500® Index Fund Institutional Class(a)	50,324,460
2,207,836	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	21,835,497
1,877,529	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	15,508,386
113,757	Great-West Small Cap Growth Fund Institutional Class(a)	1,442,436
1,000,207	Great-West Small Cap Value Fund Institutional Class(a)	8,401,741
1,146,972	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	9,909,835
183,942	Janus Henderson Triton Fund Class N	6,371,742

TOTAL EQUITY MUTUAL FUNDS — 82.70% (Cost $280,701,350)		$295,459,840
Account Balance
FIXED INTEREST CONTRACT
5,490,552 (b)	Great-West Life & Annuity Contract(a) 1.25%(c)	5,490,552

TOTAL FIXED INTEREST CONTRACT — 1.53% (Cost $5,490,552)		$ 5,490,552
TOTAL INVESTMENTS — 100.03% (Cost $343,794,809)		$357,403,471
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (123,960)
TOTAL NET ASSETS — 100.00%		$357,279,511

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
BOND MUTUAL FUNDS
3,777,041	Great-West Bond Index Fund Institutional Class(a)	$ 36,901,694
1,809,557	Great-West Core Bond Fund Institutional Class(a)	18,113,669
1,768,577	Great-West Global Bond Fund Institutional Class(a)	15,475,051
1,084,486	Great-West High Yield Bond Fund Institutional Class(a)	11,354,566
390,793	Great-West Inflation-Protected Securities Fund Institutional Class(a)	4,118,957
1,588,464	Great-West Multi-Sector Bond Fund Institutional Class(a)	14,995,100
321,503	Great-West Short Duration Bond Fund Institutional Class(a)	3,176,445

TOTAL BOND MUTUAL FUNDS — 9.93% (Cost $105,560,421)		$ 104,135,482
EQUITY MUTUAL FUNDS
692,048	American Century Real Estate Fund Class R6	23,536,568
2,724,022	DFA International Real Estate Securities Portfolio Institutional Class	12,911,865
3,710,367	Fidelity Emerging Markets Index Fund Institutional Class	44,858,340
455,748	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,260,060
4,373,217	Great-West Emerging Markets Equity Fund Institutional Class(a)	44,869,207
4,875,835	Great-West International Growth Fund Institutional Class(a)	56,218,376
11,262,072	Great-West International Index Fund Institutional Class(a)	124,558,511
7,441,692	Great-West International Value Fund Institutional Class(a)	68,389,152
6,453,320	Great-West Large Cap Growth Fund Institutional Class(a)	71,051,048
Shares		Fair Value
Equity Mutual Funds — (continued)
10,463,663	Great-West Large Cap Value Fund Institutional Class(a)	$ 84,441,764
3,362,730	Great-West Mid Cap Value Fund Institutional Class(a)	29,289,378
1,133,460	Great-West Real Estate Index Fund Institutional Class(a)	12,672,084
15,646,721	Great-West S&P 500® Index Fund Institutional Class(a)	155,371,936
6,778,501	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	67,039,378
6,235,372	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	51,504,176
374,838	Great-West Small Cap Growth Fund Institutional Class(a)	4,752,949
3,321,791	Great-West Small Cap Value Fund Institutional Class(a)	27,903,040
3,533,639	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	30,530,643
578,812	Janus Henderson Triton Fund Class N	20,050,033

TOTAL EQUITY MUTUAL FUNDS — 89.40% (Cost $865,225,918)		$ 937,208,508
Account Balance
FIXED INTEREST CONTRACT
7,475,819 (b)	Great-West Life & Annuity Contract(a) 1.25%(c)	7,475,819

TOTAL FIXED INTEREST CONTRACT — 0.71% (Cost $7,475,819)		$ 7,475,819
TOTAL INVESTMENTS — 100.04% (Cost $978,262,158)		$1,048,819,809
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (415,305)
TOTAL NET ASSETS — 100.00%		$1,048,404,504

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
BOND MUTUAL FUNDS
588,955	Great-West Bond Index Fund Institutional Class(a)	$ 5,754,085
281,573	Great-West Core Bond Fund Institutional Class(a)	2,818,544
269,858	Great-West Global Bond Fund Institutional Class(a)	2,361,258
166,271	Great-West High Yield Bond Fund Institutional Class(a)	1,740,857
9,498	Great-West Inflation-Protected Securities Fund Institutional Class(a)	100,113
245,811	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,320,453
32,378	Great-West Short Duration Bond Fund Institutional Class(a)	319,897

TOTAL BOND MUTUAL FUNDS — 7.65% (Cost $15,771,585)		$ 15,415,207
EQUITY MUTUAL FUNDS
134,021	American Century Real Estate Fund Class R6	4,558,043
548,037	DFA International Real Estate Securities Portfolio Institutional Class	2,597,696
781,839	Fidelity Emerging Markets Index Fund Institutional Class	9,452,430
87,122	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,387,860
920,716	Great-West Emerging Markets Equity Fund Institutional Class(a)	9,446,550
983,354	Great-West International Growth Fund Institutional Class(a)	11,338,068
2,275,216	Great-West International Index Fund Institutional Class(a)	25,163,891
1,506,737	Great-West International Value Fund Institutional Class(a)	13,846,914
1,226,198	Great-West Large Cap Growth Fund Institutional Class(a)	13,500,436
2,007,881	Great-West Large Cap Value Fund Institutional Class(a)	16,203,600
Shares		Fair Value
Equity Mutual Funds — (continued)
646,048	Great-West Mid Cap Value Fund Institutional Class(a)	$ 5,627,081
217,274	Great-West Real Estate Index Fund Institutional Class(a)	2,429,121
2,990,864	Great-West S&P 500® Index Fund Institutional Class(a)	29,699,284
1,294,411	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	12,801,723
1,279,892	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	10,571,908
76,472	Great-West Small Cap Growth Fund Institutional Class(a)	969,660
681,438	Great-West Small Cap Value Fund Institutional Class(a)	5,724,078
673,582	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,819,753
125,564	Janus Henderson Triton Fund Class N	4,349,532

TOTAL EQUITY MUTUAL FUNDS — 92.02% (Cost $177,636,626)		$185,487,628
Account Balance
FIXED INTEREST CONTRACT
739,418 (b)	Great-West Life & Annuity Contract(a) 1.25%(c)	739,418

TOTAL FIXED INTEREST CONTRACT — 0.36% (Cost $739,418)		$ 739,418
TOTAL INVESTMENTS — 100.03% (Cost $194,147,629)		$201,642,253
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (67,787)
TOTAL NET ASSETS — 100.00%		$201,574,466

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
BOND MUTUAL FUNDS
1,309,572	Great-West Bond Index Fund Institutional Class(a)	$ 12,794,521
627,834	Great-West Core Bond Fund Institutional Class(a)	6,284,616
623,833	Great-West Global Bond Fund Institutional Class(a)	5,458,539
369,317	Great-West High Yield Bond Fund Institutional Class(a)	3,866,753
548,679	Great-West Multi-Sector Bond Fund Institutional Class(a)	5,179,527
64,123	Great-West Short Duration Bond Fund Institutional Class(a)	633,537

TOTAL BOND MUTUAL FUNDS — 6.91% (Cost $34,897,976)		$ 34,217,493
EQUITY MUTUAL FUNDS
328,865	American Century Real Estate Fund Class R6	11,184,710
1,419,579	DFA International Real Estate Securities Portfolio Institutional Class	6,728,805
2,057,212	Fidelity Emerging Markets Index Fund Institutional Class	24,871,698
207,811	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,310,422
2,427,247	Great-West Emerging Markets Equity Fund Institutional Class(a)	24,903,550
2,487,879	Great-West International Growth Fund Institutional Class(a)	28,685,239
5,744,804	Great-West International Index Fund Institutional Class(a)	63,537,533
3,804,491	Great-West International Value Fund Institutional Class(a)	34,963,272
2,937,676	Great-West Large Cap Growth Fund Institutional Class(a)	32,343,818
4,842,337	Great-West Large Cap Value Fund Institutional Class(a)	39,077,662
Shares		Fair Value
Equity Mutual Funds — (continued)
1,546,255	Great-West Mid Cap Value Fund Institutional Class(a)	$ 13,467,880
537,732	Great-West Real Estate Index Fund Institutional Class(a)	6,011,842
7,199,275	Great-West S&P 500® Index Fund Institutional Class(a)	71,488,799
3,105,978	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	30,718,121
3,288,957	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	27,166,787
196,424	Great-West Small Cap Growth Fund Institutional Class(a)	2,490,651
1,749,135	Great-West Small Cap Value Fund Institutional Class(a)	14,692,735
1,610,001	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,910,411
299,181	Janus Henderson Triton Fund Class N	10,363,637

TOTAL EQUITY MUTUAL FUNDS — 92.84% (Cost $425,336,337)		$459,917,572
Account Balance
FIXED INTEREST CONTRACT
1,460,518 (b)	Great-West Life & Annuity Contract(a) 1.25%(c)	1,460,518

TOTAL FIXED INTEREST CONTRACT — 0.29% (Cost $1,460,518)		$ 1,460,518
TOTAL INVESTMENTS — 100.04% (Cost $461,694,831)		$495,595,583
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (192,078)
TOTAL NET ASSETS — 100.00%		$495,403,505

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
BOND MUTUAL FUNDS
46,057	Great-West Bond Index Fund Institutional Class(a)	$ 449,982
22,129	Great-West Core Bond Fund Institutional Class(a)	221,509
23,286	Great-West Global Bond Fund Institutional Class(a)	203,757
12,906	Great-West High Yield Bond Fund Institutional Class(a)	135,121
19,265	Great-West Multi-Sector Bond Fund Institutional Class(a)	181,861
2,188	Great-West Short Duration Bond Fund Institutional Class(a)	21,613

TOTAL BOND MUTUAL FUNDS — 6.68% (Cost $1,243,173)		$ 1,213,843
EQUITY MUTUAL FUNDS
12,137	American Century Real Estate Fund Class R6	412,794
54,445	DFA International Real Estate Securities Portfolio Institutional Class	258,070
79,963	Fidelity Emerging Markets Index Fund Institutional Class	966,749
7,472	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	119,032
94,099	Great-West Emerging Markets Equity Fund Institutional Class(a)	965,450
92,755	Great-West International Growth Fund Institutional Class(a)	1,069,460
213,582	Great-West International Index Fund Institutional Class(a)	2,362,217
141,446	Great-West International Value Fund Institutional Class(a)	1,299,890
104,268	Great-West Large Cap Growth Fund Institutional Class(a)	1,147,986
171,649	Great-West Large Cap Value Fund Institutional Class(a)	1,385,209
57,868	Great-West Mid Cap Value Fund Institutional Class(a)	504,029
Shares		Fair Value
Equity Mutual Funds — (continued)
19,885	Great-West Real Estate Index Fund Institutional Class(a)	$ 222,319
254,286	Great-West S&P 500® Index Fund Institutional Class(a)	2,525,063
109,942	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,087,322
126,119	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,041,743
7,551	Great-West Small Cap Growth Fund Institutional Class(a)	95,749
67,249	Great-West Small Cap Value Fund Institutional Class(a)	564,892
57,943	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	500,624
11,155	Janus Henderson Triton Fund Class N	386,421

TOTAL EQUITY MUTUAL FUNDS — 93.06% (Cost $17,647,111)		$16,915,019
Account Balance
FIXED INTEREST CONTRACT
52,227 (b)	Great-West Life & Annuity Contract(a) 1.25%(c)	52,227

TOTAL FIXED INTEREST CONTRACT — 0.29% (Cost $52,227)		$ 52,227
TOTAL INVESTMENTS — 100.03% (Cost $18,942,511)		$18,181,089
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (6,042)
TOTAL NET ASSETS — 100.00%		$18,175,047

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2021
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$715,487,195	$438,550,097	$1,512,884,065
Investments at fair value, unaffiliated(b)	36,855,219	25,364,710	96,040,156
Subscriptions receivable	1,700,748	867,663	2,695,849
Receivable for investments sold	4,046,630	-	4,300,940
Total Assets	758,089,792	464,782,470	1,615,921,010
LIABILITIES:
Payable for distribution fees	23,196	2,163	66,070
Payable for investments purchased	1,425,869	843,348	2,171,666
Payable for shareholder services fees	204,564	121,547	421,977
Payable to investment adviser	49,864	33,338	128,299
Redemptions payable	4,321,509	24,318	4,825,604
Total Liabilities	6,025,002	1,024,714	7,613,616
NET ASSETS	$752,064,790	$463,757,756	$1,608,307,394
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,325,438	$3,960,544	$11,382,148
Paid-in capital in excess of par	694,250,387	443,299,265	1,476,358,227
Undistributed/accumulated earnings	52,488,965	16,497,947	120,567,019
NET ASSETS	$752,064,790	$463,757,756	$1,608,307,394
NET ASSETS BY CLASS
Investor Class	$422,380,147	$392,501,969	$655,221,159
Service Class	$268,125,747	$24,729,725	$764,922,087
Class L	$14,020	$477,976	$70,199
Institutional Class	$61,544,876	$46,048,086	$188,093,949
CAPITAL STOCK:
Authorized
Investor Class	230,000,000	210,000,000	250,000,000
Service Class	70,000,000	25,000,000	185,000,000
Class L	10,000,000	10,000,000	10,000,000
Institutional Class	30,000,000	12,000,000	80,000,000
Issued and Outstanding
Investor Class	28,476,224	33,545,914	41,878,218
Service Class	18,132,858	2,093,591	49,002,441
Class L	1,362	40,295	7,175
Institutional Class	6,643,935	3,925,641	22,933,642
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.83	$11.70	$15.65
Service Class	$14.79	$11.81	$15.61
Class L	$10.29	$11.86	$9.78
Institutional Class	$9.26	$11.73	$8.20
(a) Cost of investments, affiliated	$674,725,458	$429,554,088	$1,421,215,100
(b) Cost of investments, unaffiliated	$32,546,619	$23,755,596	$87,454,442
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2021
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$458,544,066	$1,483,700,964	$325,580,469
Investments at fair value, unaffiliated(b)	33,190,704	125,341,603	31,823,002
Subscriptions receivable	493,408	1,039,102	595,088
Receivable for investments sold	-	9,441,730	-
Total Assets	492,228,178	1,619,523,399	357,998,559
LIABILITIES:
Payable for distribution fees	3,917	72,426	3,220
Payable for investments purchased	355,077	449,449	367,272
Payable for shareholder services fees	121,673	411,877	86,787
Payable to investment adviser	41,961	147,695	33,953
Redemptions payable	138,331	10,031,383	227,816
Total Liabilities	660,959	11,112,830	719,048
NET ASSETS	$491,567,219	$1,608,410,569	$357,279,511
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,016,442	$11,642,870	$2,874,816
Paid-in capital in excess of par	463,767,784	1,450,684,998	332,363,902
Undistributed/accumulated earnings	23,782,993	146,082,701	22,040,793
NET ASSETS	$491,567,219	$1,608,410,569	$357,279,511
NET ASSETS BY CLASS
Investor Class	$368,130,006	$549,911,088	$260,810,163
Service Class	$46,395,194	$848,269,048	$38,172,695
Class L	$51,001	$422,012	$82,214
Institutional Class	$76,991,018	$209,808,421	$58,214,439
CAPITAL STOCK:
Authorized
Investor Class	205,000,000	220,000,000	140,000,000
Service Class	20,000,000	180,000,000	35,000,000
Class L	10,000,000	10,000,000	10,000,000
Institutional Class	25,000,000	90,000,000	20,000,000
Issued and Outstanding
Investor Class	30,121,405	35,029,785	21,039,177
Service Class	3,760,329	54,871,185	3,047,263
Class L	4,108	43,652	6,507
Institutional Class	6,278,579	26,484,077	4,655,208
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.22	$15.70	$12.40
Service Class	$12.34	$15.46	$12.53
Class L	$12.41	$9.67	$12.63
Institutional Class	$12.26	$7.92	$12.51
(a) Cost of investments, affiliated	$445,678,234	$1,379,788,347	$312,484,054
(b) Cost of investments, unaffiliated	$31,865,501	$118,499,559	$31,310,755
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2021
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$947,463,003	$180,684,552	$442,446,733
Investments at fair value, unaffiliated(b)	101,356,806	20,957,701	53,148,850
Subscriptions receivable	990,285	349,904	837,170
Receivable for investments sold	5,577,520	43,338	2,145,572
Total Assets	1,055,387,614	202,035,495	498,578,325
LIABILITIES:
Payable for distribution fees	48,579	2,840	26,232
Payable for investments purchased	427,969	277,164	330,633
Payable for shareholder services fees	263,559	45,312	116,414
Payable to investment adviser	103,164	19,635	49,364
Redemptions payable	6,139,839	116,078	2,652,177
Total Liabilities	6,983,110	461,029	3,174,820
NET ASSETS	$1,048,404,504	$201,574,466	$495,403,505
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,631,504	$1,550,840	$3,441,560
Paid-in capital in excess of par	942,105,837	186,704,972	448,184,018
Undistributed/accumulated earnings	98,667,163	13,318,654	43,777,927
NET ASSETS	$1,048,404,504	$201,574,466	$495,403,505
NET ASSETS BY CLASS
Investor Class	$324,585,181	$123,991,879	$85,258,754
Service Class	$572,549,337	$33,950,440	$309,710,931
Class L	$84,737	$63,486	$42,234
Institutional Class	$151,185,249	$43,568,661	$100,391,586
CAPITAL STOCK:
Authorized
Investor Class	135,000,000	65,000,000	35,000,000
Service Class	120,000,000	35,000,000	55,000,000
Class L	10,000,000	10,000,000	10,000,000
Institutional Class	60,000,000	15,000,000	55,000,000
Issued and Outstanding
Investor Class	20,322,041	9,564,451	4,309,189
Service Class	37,527,443	2,596,192	16,230,598
Class L	8,300	4,830	4,472
Institutional Class	18,457,252	3,342,930	13,871,336
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.97	$12.96	$19.79
Service Class	$15.26	$13.08	$19.08
Class L	$10.21	$13.14	$9.44
Institutional Class	$8.19	$13.03	$7.24
(a) Cost of investments, affiliated	$879,878,113	$173,326,151	$409,722,056
(b) Cost of investments, unaffiliated	$98,384,045	$20,821,478	$51,972,775
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2021
Great-West Lifetime 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$16,157,055
Investments at fair value, unaffiliated(b)	2,024,034
Subscriptions receivable	8,515
Total Assets	18,189,604
LIABILITIES:
Payable for distribution fees	65
Payable for investments purchased	5,386
Payable for shareholder services fees	4,234
Payable to investment adviser	1,743
Redemptions payable	3,129
Total Liabilities	14,557
NET ASSETS	$18,175,047
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$148,965
Paid-in capital in excess of par	17,514,181
Undistributed/accumulated earnings	511,901
NET ASSETS	$18,175,047
NET ASSETS BY CLASS
Investor Class	$14,124,944
Service Class	$805,317
Institutional Class	$3,244,786
CAPITAL STOCK:
Authorized
Investor Class	35,000,000
Service Class	35,000,000
Institutional Class	10,000,000
Issued and Outstanding
Investor Class	1,158,588
Service Class	65,723
Institutional Class	265,342
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.19
Service Class	$12.25
Institutional Class	$12.23
(a) Cost of investments, affiliated	$16,838,009
(b) Cost of investments, unaffiliated	$2,104,502
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2021
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$1,222,490	$508,953	$1,604,676
Dividends, affiliated	17,066,175	10,345,535	39,148,055
Dividends, unaffiliated	1,442,898	917,866	3,559,814
Total Income	19,731,563	11,772,354	44,312,545
EXPENSES:
Management fees	920,045	479,449	1,976,250
Shareholder services fees – Investor Class	1,398,983	1,142,165	2,073,598
Shareholder services fees – Service Class	1,052,290	95,929	2,975,892
Shareholder services fees – Class L	1,487	1,612	9,082
Distribution fees – Service Class	300,521	27,392	849,959
Distribution fees – Class L	1,060	1,152	6,471
Total Expenses	3,674,386	1,747,699	7,891,252
Less management fees waived	310,266	130,372	408,062
Net Expenses	3,364,120	1,617,327	7,483,190
NET INVESTMENT INCOME	16,367,443	10,155,027	36,829,355
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	17,526,156	10,034,654	42,554,148
Net realized gain on investments, unaffiliated	3,365,652	1,577,515	9,257,294
Realized gain distributions received, affiliated	29,864,316	19,847,922	78,706,626
Realized gain distributions received, unaffiliated	1,749,728	1,162,925	4,470,541
Net Realized Gain	52,505,852	32,623,016	134,988,609
Net change in unrealized depreciation on investments, affiliated	(6,809,027)	(9,246,892)	(11,034,833)
Net change in unrealized appreciation (depreciation) on investments, unaffiliated	257,165	(202,874)	(2,086,353)
Net Change in Unrealized Depreciation	(6,551,862)	(9,449,766)	(13,121,186)
Net Realized and Unrealized Gain	45,953,990	23,173,250	121,867,423
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,321,433	$33,328,277	$158,696,778
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2021
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$280,025	$622,580	$58,931
Dividends, affiliated	12,026,906	43,225,106	9,696,349
Dividends, unaffiliated	1,147,967	4,207,330	994,208
Total Income	13,454,898	48,055,016	10,749,488
EXPENSES:
Management fees	510,496	1,937,734	368,716
Shareholder services fees – Investor Class	1,071,053	1,716,335	747,539
Shareholder services fees – Service Class	167,733	3,175,512	142,997
Shareholder services fees – Class L	159	4,913	260
Distribution fees – Service Class	47,926	907,150	40,851
Distribution fees – Class L	113	3,503	186
Total Expenses	1,797,480	7,745,147	1,300,549
Less management fees waived	72,019	160,161	15,482
Net Expenses	1,725,461	7,584,986	1,285,067
NET INVESTMENT INCOME	11,729,437	40,470,030	9,464,421
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	9,444,899	23,394,421	5,123,892
Net realized gain on investments, unaffiliated	2,381,327	12,838,007	2,425,749
Realized gain distributions received, affiliated	26,743,953	102,571,172	24,511,328
Realized gain distributions received, unaffiliated	1,507,413	5,591,286	1,372,972
Net Realized Gain	40,077,592	144,394,886	33,433,941
Net change in unrealized appreciation (depreciation) on investments, affiliated	(6,313,454)	24,778,963	(386,738)
Net change in unrealized depreciation on investments, unaffiliated	(1,345,875)	(7,290,817)	(2,111,418)
Net Change in Unrealized Appreciation (Depreciation)	(7,659,329)	17,488,146	(2,498,156)
Net Realized and Unrealized Gain	32,418,263	161,883,032	30,935,785
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,147,700	$202,353,062	$40,400,206
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2021
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$92,665	$7,899	$20,298
Dividends, affiliated	30,101,380	5,641,642	14,312,091
Dividends, unaffiliated	3,198,992	626,582	1,668,351
Total Income	33,393,037	6,276,123	16,000,740
EXPENSES:
Management fees	1,232,991	202,996	589,285
Shareholder services fees – Investor Class	975,802	326,856	249,266
Shareholder services fees – Service Class	2,076,292	125,537	1,104,569
Shareholder services fees – Class L	3,307	190	1,774
Distribution fees – Service Class	593,230	35,865	315,629
Distribution fees – Class L	2,357	136	1,265
Total Expenses	4,883,979	691,580	2,261,788
Less management fees waived	25,322	2,285	6,123
Net Expenses	4,858,657	689,295	2,255,665
NET INVESTMENT INCOME	28,534,380	5,586,828	13,745,075
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	13,756,242	3,095,635	7,135,547
Net realized gain on investments, unaffiliated	10,679,521	1,583,686	5,364,460
Realized gain distributions received, affiliated	77,705,281	14,728,335	36,956,156
Realized gain distributions received, unaffiliated	4,386,361	869,099	2,236,865
Net Realized Gain	106,527,405	20,276,755	51,693,028
Net change in unrealized appreciation (depreciation) on investments, affiliated	23,726,907	(701,397)	10,985,394
Net change in unrealized depreciation on investments, unaffiliated	(8,381,375)	(1,608,577)	(4,482,716)
Net Change in Unrealized Appreciation (Depreciation)	15,345,532	(2,309,974)	6,502,678
Net Realized and Unrealized Gain	121,872,937	17,966,781	58,195,706
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$150,407,317	$23,553,609	$71,940,781
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2021
Great-West Lifetime 2060 Fund
INVESTMENT INCOME:
Interest, affiliated	$478
Dividends, affiliated	480,191
Dividends, unaffiliated	58,953
Total Income	539,622
EXPENSES:
Management fees	14,660
Shareholder services fees – Investor Class	31,653
Shareholder services fees – Service Class	2,333
Distribution fees – Service Class	665
Total Expenses	49,311
Less amount waived by distributor - Service Class	22
Less management fees waived	136
Net Expenses	49,153
NET INVESTMENT INCOME	490,469
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	741,615
Net realized gain on investments, unaffiliated	106,277
Realized gain distributions received, affiliated	1,241,895
Realized gain distributions received, unaffiliated	81,026
Net Realized Gain	2,170,813
Net change in unrealized depreciation on investments, affiliated	(996,784)
Net change in unrealized depreciation on investments, unaffiliated	(154,434)
Net Change in Unrealized Depreciation	(1,151,218)
Net Realized and Unrealized Gain	1,019,595
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,510,064
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2015 Fund	2021	2020
OPERATIONS:
Net investment income	$16,367,443	$13,309,337
Net realized gain	52,505,852	15,425,010
Net change in unrealized appreciation (depreciation)	(6,551,862)	47,149,592
Net Increase in Net Assets Resulting from Operations	62,321,433	75,883,939
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(32,157,871)	(4,798,681)
Service Class	(21,025,926)	(10,245,285)
Class L	(12,000)	(9,752,937)
Institutional Class	(7,820,383)	(4,150,952)
From Net Investment Income and Net Realized Gains	(61,016,180)	(28,947,855)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	124,312,455	310,567,368
Service Class	34,233,325	41,877,702
Class L	44,617	50,357,587
Institutional Class	8,227,347	15,539,734
Shares issued in reinvestment of distributions
Investor Class	32,157,871	4,798,681
Service Class	21,025,926	10,245,285
Class L	12,000	9,752,937
Institutional Class	7,820,383	4,150,952
Shares issued in connection with fund reorganization
Investor Class	N/A	3,729,227
Service Class	N/A	38,860,348
Institutional Class	N/A	4,426,838
Shares redeemed
Investor Class	(104,345,689)	(28,855,055)
Service Class	(119,097,269)	(153,828,235)
Class L	(673,545)	(345,882,704)
Institutional Class	(24,425,687)	(43,561,057)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(20,708,266)	(77,820,392)
Total Decrease in Net Assets	(19,403,013)	(30,884,308)
NET ASSETS:
Beginning of year	771,467,803	802,352,111
End of year	$752,064,790	$771,467,803
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2015 Fund	2021	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,064,461	22,373,264
Service Class	2,246,001	3,114,222
Class L	4,112	5,268,410
Institutional Class	827,123	1,722,652
Shares issued in reinvestment of distributions
Investor Class	2,132,533	332,308
Service Class	1,398,158	739,476
Class L	1,119	1,009,915
Institutional Class	819,646	451,353
Shares issued in connection with fund reorganization
Investor Class	N/A	262,736
Service Class	N/A	2,754,783
Institutional Class	N/A	470,010
Shares redeemed
Investor Class	(6,804,655)	(2,039,869)
Service Class	(7,822,422)	(11,307,902)
Class L	(61,514)	(35,715,349)
Institutional Class	(2,453,860)	(4,750,704)
Net Decrease	(1,649,298)	(15,314,695)
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2020 Fund	2021	2020
OPERATIONS:
Net investment income	$10,155,027	$5,521,451
Net realized gain	32,623,016	6,946,745
Net change in unrealized appreciation (depreciation)	(9,449,766)	19,002,499
Net Increase in Net Assets Resulting from Operations	33,328,277	31,470,695
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(29,013,958)	(5,738,024)
Service Class	(1,828,507)	(1,392,041)
Class L	(33,290)	(4,927,189)
Institutional Class	(3,604,568)	(2,442,385)
From Net Investment Income and Net Realized Gains	(34,480,323)	(14,499,639)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	283,803,469	245,287,484
Service Class	4,109,713	9,795,162
Class L	40,819	92,742,770
Institutional Class	8,420,954	10,588,554
Shares issued in reinvestment of distributions
Investor Class	29,013,958	5,738,024
Service Class	1,828,507	1,392,041
Class L	33,290	4,927,189
Institutional Class	3,604,568	2,442,385
Shares issued in connection with fund reorganization
Investor Class	N/A	20,590
Service Class	N/A	3,816,896
Institutional Class	N/A	2,042,501
Shares redeemed
Investor Class	(169,772,432)	(27,288,136)
Service Class	(12,404,545)	(17,998,868)
Class L	(25,373)	(254,951,965)
Institutional Class	(14,229,124)	(28,101,303)
Net Increase in Net Assets Resulting from Capital Share Transactions	134,423,804	50,453,324
Total Increase in Net Assets	133,271,758	67,424,380
NET ASSETS:
Beginning of year	330,485,998	263,061,618
End of year	$463,757,756	$330,485,998
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2020 Fund	2021	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	23,408,274	22,338,088
Service Class	339,279	918,185
Class L	3,366	8,628,760
Institutional Class	697,594	987,040
Shares issued in reinvestment of distributions
Investor Class	2,442,287	499,160
Service Class	152,446	124,899
Class L	2,766	455,604
Institutional Class	302,460	219,798
Shares issued in connection with fund reorganization
Investor Class	N/A	1,840
Service Class	N/A	340,023
Institutional Class	N/A	182,229
Shares redeemed
Investor Class	(14,077,237)	(2,431,137)
Service Class	(1,024,559)	(1,684,925)
Class L	(2,072)	(23,555,371)
Institutional Class	(1,183,437)	(2,572,958)
Net Increase	11,061,167	4,451,235
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2025 Fund	2021	2020
OPERATIONS:
Net investment income	$36,829,355	$28,523,221
Net realized gain	134,988,609	48,112,188
Net change in unrealized appreciation (depreciation)	(13,121,186)	94,077,420
Net Increase in Net Assets Resulting from Operations	158,696,778	170,712,829
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(55,387,668)	(11,190,864)
Service Class	(66,794,333)	(38,220,688)
Class L	(152,926)	(15,548,519)
Institutional Class	(30,931,686)	(16,698,923)
From Net Investment Income and Net Realized Gains	(153,266,613)	(81,658,994)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	297,528,206	403,129,408
Service Class	110,236,785	131,341,999
Class L	198,741	105,449,959
Institutional Class	73,052,550	91,247,610
Shares issued in reinvestment of distributions
Investor Class	55,387,668	11,190,864
Service Class	66,794,333	38,220,688
Class L	152,926	15,548,519
Institutional Class	30,931,686	16,698,923
Shares issued in connection with fund reorganization
Investor Class	N/A	10,036,084
Service Class	N/A	86,583,553
Institutional Class	N/A	17,740,310
Shares redeemed
Investor Class	(206,642,339)	(58,242,704)
Service Class	(329,313,852)	(436,508,539)
Class L	(2,928,394)	(418,330,278)
Institutional Class	(104,246,584)	(146,293,814)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(8,848,274)	(132,187,418)
Total Decrease in Net Assets	(3,418,109)	(43,133,583)
NET ASSETS:
Beginning of year	1,611,725,503	1,654,859,086
End of year	$1,608,307,394	$1,611,725,503
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2025 Fund	2021	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	18,257,456	27,912,044
Service Class	6,834,801	9,370,891
Class L	19,172	11,581,838
Institutional Class	8,019,337	10,937,089
Shares issued in reinvestment of distributions
Investor Class	3,476,372	741,021
Service Class	4,198,711	2,632,741
Class L	14,865	1,710,422
Institutional Class	3,626,508	1,990,197
Shares issued in connection with fund reorganization
Investor Class	N/A	676,332
Service Class	N/A	5,869,634
Institutional Class	N/A	2,048,700
Shares redeemed
Investor Class	(12,713,804)	(3,998,036)
Service Class	(20,389,790)	(30,898,289)
Class L	(286,466)	(45,877,253)
Institutional Class	(11,341,566)	(17,400,694)
Net Decrease	(284,404)	(22,703,363)
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2030 Fund	2021	2020
OPERATIONS:
Net investment income	$11,729,437	$5,869,308
Net realized gain	40,077,592	8,735,869
Net change in unrealized appreciation (depreciation)	(7,659,329)	23,644,248
Net Increase in Net Assets Resulting from Operations	44,147,700	38,249,425
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(30,660,603)	(6,078,571)
Service Class	(3,844,812)	(2,477,623)
Class L	(3,980)	(5,625,905)
Institutional Class	(6,679,258)	(3,992,859)
From Net Investment Income and Net Realized Gains	(41,188,653)	(18,174,958)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	224,155,248	214,467,295
Service Class	11,866,985	12,970,521
Class L	6,133	80,466,218
Institutional Class	19,531,128	20,840,937
Shares issued in reinvestment of distributions
Investor Class	30,660,603	6,078,571
Service Class	3,844,812	2,477,623
Class L	3,980	5,625,905
Institutional Class	6,679,258	3,992,859
Shares issued in connection with fund reorganization
Investor Class	N/A	136,798
Service Class	N/A	7,071,883
Institutional Class	N/A	3,195,023
Shares redeemed
Investor Class	(114,921,994)	(19,193,451)
Service Class	(17,004,026)	(23,829,477)
Class L	(65)	(226,046,872)
Institutional Class	(16,679,507)	(44,274,206)
Net Increase in Net Assets Resulting from Capital Share Transactions	148,142,555	43,979,627
Total Increase in Net Assets	151,101,602	64,054,094
NET ASSETS:
Beginning of year	340,465,617	276,411,523
End of year	$491,567,219	$340,465,617
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2030 Fund	2021	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	17,631,739	19,288,517
Service Class	936,035	1,188,876
Class L	470	7,466,549
Institutional Class	1,546,098	1,896,007
Shares issued in reinvestment of distributions
Investor Class	2,465,768	512,993
Service Class	306,185	218,006
Class L	315	515,060
Institutional Class	535,057	352,697
Shares issued in connection with fund reorganization
Investor Class	N/A	11,968
Service Class	N/A	616,383
Institutional Class	N/A	278,917
Shares redeemed
Investor Class	(9,072,847)	(1,657,486)
Service Class	(1,337,378)	(2,195,607)
Class L	(5)	(20,611,433)
Institutional Class	(1,324,859)	(3,953,498)
Net Increase	11,686,578	3,927,949
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2035 Fund	2021	2020
OPERATIONS:
Net investment income	$40,470,030	$26,565,032
Net realized gain	144,394,886	70,960,981
Net change in unrealized appreciation	17,488,146	79,577,022
Net Increase in Net Assets Resulting from Operations	202,353,062	177,103,035
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(48,623,318)	(12,370,980)
Service Class	(78,387,887)	(48,947,116)
Class L	(120,771)	(15,033,722)
Institutional Class	(37,469,622)	(21,463,809)
From Net Investment Income and Net Realized Gains	(164,601,598)	(97,815,627)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	193,903,193	317,873,526
Service Class	142,648,252	140,700,395
Class L	225,848	72,957,671
Institutional Class	48,590,638	46,681,596
Shares issued in reinvestment of distributions
Investor Class	48,623,318	12,370,980
Service Class	78,387,887	48,947,116
Class L	120,771	15,033,722
Institutional Class	37,469,622	21,463,809
Shares issued in connection with fund reorganization
Investor Class	N/A	8,032,934
Service Class	N/A	80,686,911
Institutional Class	N/A	25,044,214
Shares redeemed
Investor Class	(126,870,470)	(47,067,737)
Service Class	(343,440,647)	(375,161,066)
Class L	(1,241,040)	(335,041,923)
Institutional Class	(73,944,012)	(93,083,059)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,473,360	(60,560,911)
Total Increase in Net Assets	42,224,824	18,726,497
NET ASSETS:
Beginning of year	1,566,185,745	1,547,459,248
End of year	$1,608,410,569	$1,566,185,745
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2035 Fund	2021	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	11,870,288	22,977,192
Service Class	8,951,349	10,506,765
Class L	21,851	8,302,770
Institutional Class	5,524,892	5,957,923
Shares issued in reinvestment of distributions
Investor Class	3,040,032	841,273
Service Class	4,973,480	3,524,202
Class L	11,932	1,735,004
Institutional Class	4,531,910	2,714,557
Shares issued in connection with fund reorganization
Investor Class	N/A	559,989
Service Class	N/A	5,725,562
Institutional Class	N/A	3,040,158
Shares redeemed
Investor Class	(7,806,266)	(3,394,861)
Service Class	(21,604,257)	(27,903,443)
Class L	(122,282)	(38,393,434)
Institutional Class	(8,321,516)	(11,680,871)
Net Increase (Decrease)	1,071,413	(15,487,214)
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2040 Fund	2021	2020
OPERATIONS:
Net investment income	$9,464,421	$4,001,319
Net realized gain	33,433,941	6,804,598
Net change in unrealized appreciation (depreciation)	(2,498,156)	18,934,553
Net Increase in Net Assets Resulting from Operations	40,400,206	29,740,470
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(24,409,304)	(4,459,934)
Service Class	(3,671,227)	(2,368,212)
Class L	(7,329)	(4,641,421)
Institutional Class	(5,656,900)	(3,196,801)
From Net Investment Income and Net Realized Gains	(33,744,760)	(14,666,368)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	148,668,921	147,965,440
Service Class	12,013,449	13,209,588
Class L	7,053	53,739,676
Institutional Class	14,724,372	15,097,070
Shares issued in reinvestment of distributions
Investor Class	24,409,304	4,459,934
Service Class	3,671,227	2,368,212
Class L	7,329	4,641,421
Institutional Class	5,656,900	3,196,801
Shares issued in connection with fund reorganization
Investor Class	N/A	14,169
Service Class	N/A	5,111,011
Institutional Class	N/A	1,867,423
Shares redeemed
Investor Class	(71,570,620)	(15,304,536)
Service Class	(19,599,467)	(18,899,621)
Class L	-	(156,120,372)
Institutional Class	(11,008,990)	(25,942,836)
Net Increase in Net Assets Resulting from Capital Share Transactions	106,979,478	35,403,380
Total Increase in Net Assets	113,634,924	50,477,482
NET ASSETS:
Beginning of year	243,644,587	193,167,105
End of year	$357,279,511	$243,644,587
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2040 Fund	2021	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	11,505,550	13,684,839
Service Class	931,655	1,233,532
Class L	531	5,052,013
Institutional Class	1,133,960	1,455,981
Shares issued in reinvestment of distributions
Investor Class	1,931,854	377,521
Service Class	287,238	212,405
Class L	570	436,881
Institutional Class	443,831	287,192
Shares issued in connection with fund reorganization
Investor Class	N/A	1,265
Service Class	N/A	454,235
Institutional Class	N/A	165,596
Shares redeemed
Investor Class	(5,552,954)	(1,365,805)
Service Class	(1,519,152)	(1,796,656)
Class L	-	(14,595,689)
Institutional Class	(851,699)	(2,351,950)
Net Increase	8,311,384	3,251,360
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2045 Fund	2021	2020
OPERATIONS:
Net investment income	$28,534,380	$15,657,038
Net realized gain	106,527,405	47,364,985
Net change in unrealized appreciation	15,345,532	52,734,529
Net Increase in Net Assets Resulting from Operations	150,407,317	115,756,552
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(30,073,798)	(6,795,989)
Service Class	(56,847,249)	(33,765,773)
Class L	(73,198)	(8,385,001)
Institutional Class	(27,893,094)	(15,450,159)
From Net Investment Income and Net Realized Gains	(114,887,339)	(64,396,922)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	133,294,012	174,560,224
Service Class	105,891,333	106,862,709
Class L	406,198	40,570,436
Institutional Class	36,598,457	39,759,969
Shares issued in reinvestment of distributions
Investor Class	30,073,798	6,795,989
Service Class	56,847,249	33,765,773
Class L	73,198	8,385,001
Institutional Class	27,893,094	15,450,159
Shares issued in connection with fund reorganization
Investor Class	N/A	4,465,666
Service Class	N/A	54,644,634
Institutional Class	N/A	14,336,843
Shares redeemed
Investor Class	(72,803,779)	(26,217,295)
Service Class	(211,001,953)	(246,483,804)
Class L	(1,201,719)	(177,867,722)
Institutional Class	(56,820,902)	(55,601,564)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	49,248,986	(6,572,982)
Total Increase in Net Assets	84,768,964	44,786,648
NET ASSETS:
Beginning of year	963,635,540	918,848,892
End of year	$1,048,404,504	$963,635,540
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2045 Fund	2021	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,032,758	12,856,487
Service Class	6,731,288	8,355,726
Class L	39,086	4,668,066
Institutional Class	4,013,498	5,106,322
Shares issued in reinvestment of distributions
Investor Class	1,847,534	463,639
Service Class	3,649,858	2,530,955
Class L	6,897	968,599
Institutional Class	3,261,762	1,943,640
Shares issued in connection with fund reorganization
Investor Class	N/A	316,026
Service Class	N/A	4,037,403
Institutional Class	N/A	1,732,654
Shares redeemed
Investor Class	(4,399,288)	(1,907,779)
Service Class	(13,420,727)	(19,081,327)
Class L	(115,279)	(20,352,470)
Institutional Class	(6,188,101)	(6,940,615)
Net Increase (Decrease)	3,459,286	(5,302,674)
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2050 Fund	2021	2020
OPERATIONS:
Net investment income	$5,586,828	$2,162,879
Net realized gain	20,276,755	3,735,476
Net change in unrealized appreciation (depreciation)	(2,309,974)	10,940,443
Net Increase in Net Assets Resulting from Operations	23,553,609	16,838,798
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(11,987,120)	(1,834,101)
Service Class	(3,409,430)	(2,049,960)
Class L	(5,884)	(1,792,550)
Institutional Class	(4,438,597)	(2,409,744)
From Net Investment Income and Net Realized Gains	(19,841,031)	(8,086,355)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	79,153,562	54,918,946
Service Class	11,119,842	10,463,921
Class L	9,997	19,977,753
Institutional Class	11,298,630	14,063,572
Shares issued in reinvestment of distributions
Investor Class	11,987,120	1,834,101
Service Class	3,409,430	2,049,960
Class L	5,884	1,792,550
Institutional Class	4,438,597	2,409,744
Shares issued in connection with fund reorganization
Investor Class	N/A	43,215
Service Class	N/A	4,573,957
Institutional Class	N/A	1,304,761
Shares redeemed
Investor Class	(29,362,459)	(4,128,881)
Service Class	(17,214,236)	(13,650,417)
Class L	-	(59,527,362)
Institutional Class	(8,917,690)	(17,681,223)
Net Increase in Net Assets Resulting from Capital Share Transactions	65,928,677	18,444,597
Total Increase in Net Assets	69,641,255	27,197,040
NET ASSETS:
Beginning of year	131,933,211	104,736,171
End of year	$201,574,466	$131,933,211
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2050 Fund	2021	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,818,290	4,941,737
Service Class	822,609	952,742
Class L	716	1,828,382
Institutional Class	835,572	1,293,015
Shares issued in reinvestment of distributions
Investor Class	907,427	149,746
Service Class	255,301	178,096
Class L	439	164,758
Institutional Class	333,804	210,204
Shares issued in connection with fund reorganization
Investor Class	N/A	3,742
Service Class	N/A	395,066
Institutional Class	N/A	112,610
Shares redeemed
Investor Class	(2,163,555)	(361,689)
Service Class	(1,277,026)	(1,242,202)
Class L	-	(5,419,497)
Institutional Class	(662,692)	(1,564,015)
Net Increase	4,870,885	1,642,695
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2055 Fund	2021	2020
OPERATIONS:
Net investment income	$13,745,075	$7,353,805
Net realized gain	51,693,028	20,338,483
Net change in unrealized appreciation	6,502,678	29,206,242
Net Increase in Net Assets Resulting from Operations	71,940,781	56,898,530
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(6,901,598)	(1,857,251)
Service Class	(26,557,849)	(15,451,715)
Class L	(43,888)	(1,725,785)
Institutional Class	(22,228,578)	(11,582,332)
From Net Investment Income and Net Realized Gains	(55,731,913)	(30,617,083)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	47,083,583	37,335,184
Service Class	89,429,131	83,724,114
Class L	256,002	9,935,434
Institutional Class	30,279,885	37,022,543
Shares issued in reinvestment of distributions
Investor Class	6,901,598	1,857,251
Service Class	26,557,849	15,451,715
Class L	43,888	1,725,785
Institutional Class	22,228,578	11,582,332
Shares issued in connection with fund reorganization
Investor Class	N/A	3,651,914
Service Class	N/A	29,549,900
Institutional Class	N/A	8,307,875
Shares redeemed
Investor Class	(26,895,578)	(11,403,868)
Service Class	(128,993,605)	(136,514,978)
Class L	(614,618)	(35,658,760)
Institutional Class	(42,353,480)	(37,932,868)
Net Increase in Net Assets Resulting from Capital Share Transactions	23,923,233	18,633,573
Total Increase in Net Assets	40,132,101	44,915,020
NET ASSETS:
Beginning of year	455,271,404	410,356,384
End of year	$495,403,505	$455,271,404
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2055 Fund	2021	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,310,274	2,264,347
Service Class	4,589,167	5,318,892
Class L	25,569	1,202,084
Institutional Class	3,624,682	5,087,541
Shares issued in reinvestment of distributions
Investor Class	343,250	105,114
Service Class	1,367,606	938,240
Class L	4,413	211,414
Institutional Class	2,912,136	1,570,049
Shares issued in connection with fund reorganization
Investor Class	N/A	213,343
Service Class	N/A	1,787,642
Institutional Class	N/A	1,075,022
Shares redeemed
Investor Class	(1,318,821)	(690,921)
Service Class	(6,627,329)	(8,549,980)
Class L	(62,586)	(4,323,256)
Institutional Class	(5,030,520)	(5,092,493)
Net Increase	2,137,841	1,117,038
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2060 Fund	2021	2020
OPERATIONS:
Net investment income	$490,469	$73,554
Net realized gain	2,170,813	150,030
Net change in unrealized appreciation (depreciation)	(1,151,218)	348,636
Net Increase in Net Assets Resulting from Operations	1,510,064	572,220
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,079,086)	(104,815)
Service Class	(60,750)	(4,408)
Class L(a)	-	(31,894)
Institutional Class	(260,498)	(84,552)
From Net Investment Income and Net Realized Gains	(1,400,334)	(225,669)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	16,353,958	3,232,383
Service Class	670,792	82,144
Class L(a)	-	2,908,522
Institutional Class	1,889,136	1,382,456
Shares issued in reinvestment of distributions
Investor Class	1,079,086	104,815
Service Class	60,750	4,408
Class L(a)	-	31,894
Institutional Class	260,498	84,552
Shares issued in connection with fund reorganization
Investor Class	N/A	10,864
Service Class	N/A	10,863
Institutional Class	N/A	761,981
Shares redeemed
Investor Class	(6,636,812)	(312,189)
Service Class	(42,108)	(35,799)
Class L(a)	-	(3,964,873)
Institutional Class	(889,474)	(513,590)
Net Increase in Net Assets Resulting from Capital Share Transactions	12,745,826	3,788,431
Total Increase in Net Assets	12,855,556	4,134,982
NET ASSETS:
Beginning of year	5,319,491	1,184,509
End of year	$18,175,047	$5,319,491
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Lifetime 2060 Fund	2021	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,303,964	306,336
Service Class	55,720	8,304
Class L(a)	-	285,961
Institutional Class	150,399	131,175
Shares issued in reinvestment of distributions
Investor Class	87,653	9,208
Service Class	4,908	402
Class L(a)	-	3,177
Institutional Class	21,070	7,593
Shares issued in connection with fund reorganization
Investor Class	N/A	1,035
Service Class	N/A	1,035
Institutional Class	N/A	72,458
Shares redeemed
Investor Class	(524,835)	(29,015)
Service Class	(3,441)	(3,364)
Class L(a)	-	(391,480)
Institutional Class	(70,911)	(49,683)
Net Increase	1,024,527	353,142
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2021	$14.77	0.35	0.90	1.25	(0.33)	(0.86)	(1.19)	$14.83	8.48%
12/31/2020	$13.77	0.47	1.02	1.49	(0.25)	(0.24)	(0.49)	$14.77	11.00%
12/31/2019	$12.72	0.27	1.63	1.90	(0.20)	(0.65)	(0.85)	$13.77	15.17%
12/31/2018	$14.12	0.33	(0.93)	(0.60)	(0.30)	(0.50)	(0.80)	$12.72	(4.42%)
12/31/2017	$13.26	0.27	1.20	1.47	(0.23)	(0.38)	(0.61)	$14.12	11.13%
Service Class
12/31/2021	$14.72	0.29	0.94	1.23	(0.30)	(0.86)	(1.16)	$14.79	8.39%
12/31/2020	$13.68	0.24	1.24	1.48	(0.20)	(0.24)	(0.44)	$14.72	11.01%
12/31/2019	$12.64	0.25	1.61	1.86	(0.17)	(0.65)	(0.82)	$13.68	14.96%
12/31/2018	$14.02	0.32	(0.92)	(0.60)	(0.28)	(0.50)	(0.78)	$12.64	(4.45%)
12/31/2017	$13.17	0.26	1.18	1.44	(0.21)	(0.38)	(0.59)	$14.02	10.98%
Class L
12/31/2021	$10.46	0.11	0.74	0.85	(0.16)	(0.86)	(1.02)	$10.29	8.23%
12/31/2020	$ 9.77	0.07	0.95	1.02	(0.09)	(0.24)	(0.33)	$10.46	10.74%
12/31/2019	$ 9.27	0.19	1.15	1.34	(0.19)	(0.65)	(0.84)	$ 9.77	14.83%
12/31/2018	$10.51	0.24	(0.69)	(0.45)	(0.29)	(0.50)	(0.79)	$ 9.27	(4.54%)
12/31/2017	$10.04	0.21	0.87	1.08	(0.23)	(0.38)	(0.61)	$10.51	10.83%
Institutional Class
12/31/2021	$ 9.67	0.24	0.61	0.85	(0.40)	(0.86)	(1.26)	$ 9.26	8.85%
12/31/2020	$ 9.16	0.20	0.82	1.02	(0.27)	(0.24)	(0.51)	$ 9.67	11.47%
12/31/2019	$ 8.76	0.23	1.10	1.33	(0.28)	(0.65)	(0.93)	$ 9.16	15.53%
12/31/2018	$10.01	0.30	(0.68)	(0.38)	(0.37)	(0.50)	(0.87)	$ 8.76	(4.03%)
12/31/2017	$ 9.61	0.33	0.77	1.10	(0.32)	(0.38)	(0.70)	$10.01	11.54%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2021	$422,380	0.47%	0.43%	2.27%	25%
12/31/2020	$370,481	0.47%	0.43%	3.34%	24%
12/31/2019	$ 57,202	0.47%	0.43%	2.00%	17%
12/31/2018	$ 60,993	0.47%	0.44%	2.33%	43%
12/31/2017	$ 92,389	0.47%	0.44%	1.96%	22%
Service Class
12/31/2021	$268,126	0.57%	0.53%	1.88%	25%
12/31/2020	$328,331	0.57%	0.53%	1.73%	24%
12/31/2019	$369,554	0.57%	0.53%	1.83%	17%
12/31/2018	$446,092	0.57%	0.54%	2.28%	43%
12/31/2017	$607,903	0.57%	0.54%	1.90%	22%
Class L
12/31/2021	$ 14	0.72%	0.68%	1.01%	25%
12/31/2020	$ 603	0.72%	0.68%	0.78%	24%
12/31/2019	$288,035	0.72%	0.68%	1.88%	17%
12/31/2018	$245,206	0.72%	0.69%	2.32%	43%
12/31/2017	$260,469	0.72%	0.69%	1.97%	22%
Institutional Class
12/31/2021	$ 61,545	0.12%	0.08%	2.45%	25%
12/31/2020	$ 72,053	0.12%	0.08%	2.22%	24%
12/31/2019	$ 87,560	0.12%	0.08%	2.46%	17%
12/31/2018	$ 73,205	0.12%	0.09%	3.06%	43%
12/31/2017	$ 43,287	0.12%	0.09%	3.25%	22%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2021	$11.57	0.30	0.76	1.06	(0.28)	(0.65)	(0.93)	$11.70	9.17%
12/31/2020	$10.91	0.46	0.75	1.21	(0.22)	(0.33)	(0.55)	$11.57	11.31%
12/31/2019	$10.00	0.22	1.40	1.62	(0.20)	(0.51)	(0.71)	$10.91	16.44%
12/31/2018	$11.12	0.29	(0.82)	(0.53)	(0.30)	(0.29)	(0.59)	$10.00	(4.94%)
12/31/2017	$10.28	0.45	0.82	1.27	(0.36)	(0.07)	(0.43)	$11.12	12.43%
Service Class
12/31/2021	$11.64	0.27	0.79	1.06	(0.24)	(0.65)	(0.89)	$11.81	9.12%
12/31/2020	$10.94	0.20	1.00	1.20	(0.17)	(0.33)	(0.50)	$11.64	11.21%
12/31/2019	$10.03	0.21	1.40	1.61	(0.19)	(0.51)	(0.70)	$10.94	16.24%
12/31/2018	$11.15	0.28	(0.82)	(0.54)	(0.29)	(0.29)	(0.58)	$10.03	(5.02%)
12/31/2017	$10.28	0.28	0.97	1.25	(0.31)	(0.07)	(0.38)	$11.15	12.30%
Class L
12/31/2021	$11.69	0.81	0.23	1.04	(0.22)	(0.65)	(0.87)	$11.86	8.93%
12/31/2020	$10.92	0.08	1.09	1.17	(0.07)	(0.33)	(0.40)	$11.69	10.91%
12/31/2019	$10.02	0.23	1.37	1.60	(0.19)	(0.51)	(0.70)	$10.92	16.13%
12/31/2018	$11.14	0.29	(0.85)	(0.56)	(0.27)	(0.29)	(0.56)	$10.02	(5.17%)
12/31/2017	$10.29	0.43	0.82	1.25	(0.33)	(0.07)	(0.40)	$11.14	12.24%
Institutional Class
12/31/2021	$11.60	0.35	0.76	1.11	(0.33)	(0.65)	(0.98)	$11.73	9.60%
12/31/2020	$10.92	0.24	1.01	1.25	(0.24)	(0.33)	(0.57)	$11.60	11.72%
12/31/2019	$10.03	0.27	1.39	1.66	(0.26)	(0.51)	(0.77)	$10.92	16.80%
12/31/2018	$11.16	0.34	(0.83)	(0.49)	(0.35)	(0.29)	(0.64)	$10.03	(4.58%)
12/31/2017	$10.28	0.29	1.02	1.31	(0.36)	(0.07)	(0.43)	$11.16	12.81%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2021	$392,502	0.47%	0.44%	2.51%	26%
12/31/2020	$251,811	0.47%	0.44%	4.11%	34%
12/31/2019	$ 14,883	0.47%	0.44%	2.02%	26%
12/31/2018	$ 15,119	0.47%	0.44%	2.65%	46%
12/31/2017	$ 11,305	0.47%	0.45%	4.08%	49%
Service Class
12/31/2021	$ 24,730	0.57%	0.54%	2.23%	26%
12/31/2020	$ 30,583	0.57%	0.54%	1.86%	34%
12/31/2019	$ 32,034	0.57%	0.54%	1.97%	26%
12/31/2018	$ 31,750	0.57%	0.54%	2.57%	46%
12/31/2017	$ 27,376	0.57%	0.55%	2.51%	49%
Class L
12/31/2021	$ 478	0.72%	0.69%	6.66%	26%
12/31/2020	$ 424	0.72%	0.69%	0.80%	34%
12/31/2019	$158,359	0.72%	0.69%	2.11%	26%
12/31/2018	$ 90,032	0.72%	0.69%	2.66%	46%
12/31/2017	$ 50,498	0.72%	0.70%	3.88%	49%
Institutional Class
12/31/2021	$ 46,048	0.12%	0.09%	2.90%	26%
12/31/2020	$ 47,668	0.12%	0.09%	2.23%	34%
12/31/2019	$ 57,786	0.12%	0.09%	2.49%	26%
12/31/2018	$ 43,938	0.12%	0.09%	3.10%	46%
12/31/2017	$ 21,434	0.12%	0.10%	2.62%	49%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2021	$15.50	0.39	1.18	1.57	(0.35)	(1.07)	(1.42)	$15.65	10.16%
12/31/2020	$14.46	0.49	1.23	1.72	(0.27)	(0.41)	(0.68)	$15.50	12.24%
12/31/2019	$13.19	0.28	2.05	2.33	(0.22)	(0.84)	(1.06)	$14.46	18.01%
12/31/2018	$15.08	0.32	(1.15)	(0.83)	(0.30)	(0.76)	(1.06)	$13.19	(5.73%)
12/31/2017	$13.97	0.29	1.66	1.95	(0.25)	(0.59)	(0.84)	$15.08	14.14%
Service Class
12/31/2021	$15.44	0.32	1.23	1.55	(0.31)	(1.07)	(1.38)	$15.61	10.09%
12/31/2020	$14.37	0.25	1.44	1.69	(0.21)	(0.41)	(0.62)	$15.44	12.12%
12/31/2019	$13.11	0.27	2.03	2.30	(0.20)	(0.84)	(1.04)	$14.37	17.89%
12/31/2018	$14.99	0.32	(1.16)	(0.84)	(0.28)	(0.76)	(1.04)	$13.11	(5.82%)
12/31/2017	$13.90	0.29	1.63	1.92	(0.24)	(0.59)	(0.83)	$14.99	13.96%
Class L
12/31/2021	$ 9.95	0.21	0.77	0.98	(0.08)	(1.07)	(1.15)	$ 9.78	9.87%
12/31/2020	$ 9.37	0.07	1.00	1.07	(0.08)	(0.41)	(0.49)	$ 9.95	11.96%
12/31/2019	$ 8.90	0.19	1.35	1.54	(0.23)	(0.84)	(1.07)	$ 9.37	17.68%
12/31/2018	$10.56	0.24	(0.84)	(0.60)	(0.30)	(0.76)	(1.06)	$ 8.90	(5.88%)
12/31/2017	$10.05	0.22	1.15	1.37	(0.27)	(0.59)	(0.86)	$10.56	13.81%
Institutional Class
12/31/2021	$ 8.78	0.24	0.68	0.92	(0.43)	(1.07)	(1.50)	$ 8.20	10.52%
12/31/2020	$ 8.47	0.20	0.82	1.02	(0.30)	(0.41)	(0.71)	$ 8.78	12.67%
12/31/2019	$ 8.16	0.22	1.23	1.45	(0.30)	(0.84)	(1.14)	$ 8.47	18.43%
12/31/2018	$ 9.80	0.29	(0.78)	(0.49)	(0.39)	(0.76)	(1.15)	$ 8.16	(5.41%)
12/31/2017	$ 9.40	0.34	1.01	1.35	(0.36)	(0.59)	(0.95)	$ 9.80	14.56%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2021	$ 655,221	0.47%	0.45%	2.43%	29%
12/31/2020	$ 509,178	0.47%	0.44%	3.35%	28%
12/31/2019	$ 108,828	0.47%	0.45%	1.93%	22%
12/31/2018	$ 118,244	0.47%	0.45%	2.17%	39%
12/31/2017	$ 173,780	0.47%	0.45%	1.92%	21%
Service Class
12/31/2021	$ 764,922	0.57%	0.55%	2.00%	29%
12/31/2020	$ 901,294	0.57%	0.54%	1.74%	28%
12/31/2019	$1,026,060	0.57%	0.55%	1.87%	22%
12/31/2018	$1,081,687	0.57%	0.55%	2.17%	39%
12/31/2017	$1,373,819	0.57%	0.55%	1.93%	21%
Class L
12/31/2021	$ 70	0.72%	0.70%	2.04%	29%
12/31/2020	$ 2,583	0.72%	0.69%	0.79%	28%
12/31/2019	$ 307,685	0.72%	0.70%	1.96%	22%
12/31/2018	$ 221,557	0.72%	0.70%	2.29%	39%
12/31/2017	$ 203,493	0.72%	0.70%	2.05%	21%
Institutional Class
12/31/2021	$ 188,094	0.12%	0.10%	2.66%	29%
12/31/2020	$ 198,671	0.12%	0.09%	2.40%	28%
12/31/2019	$ 212,287	0.12%	0.10%	2.48%	22%
12/31/2018	$ 157,901	0.12%	0.10%	2.97%	39%
12/31/2017	$ 105,501	0.12%	0.10%	3.42%	21%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2021	$11.94	0.35	1.03	1.38	(0.32)	(0.78)	(1.10)	$12.22	11.60%
12/31/2020	$11.24	0.53	0.84	1.37	(0.22)	(0.45)	(0.67)	$11.94	12.61%
12/31/2019	$10.13	0.23	1.75	1.98	(0.21)	(0.66)	(0.87)	$11.24	20.00%
12/31/2018	$11.61	0.28	(1.04)	(0.76)	(0.30)	(0.42)	(0.72)	$10.13	(6.74%)
12/31/2017	$10.40	0.35	1.32	1.67	(0.36)	(0.10)	(0.46)	$11.61	16.18%
Service Class
12/31/2021	$12.02	0.30	1.08	1.38	(0.28)	(0.78)	(1.06)	$12.34	11.54%
12/31/2020	$11.28	0.22	1.15	1.37	(0.18)	(0.45)	(0.63)	$12.02	12.50%
12/31/2019	$10.15	0.22	1.76	1.98	(0.19)	(0.66)	(0.85)	$11.28	19.84%
12/31/2018	$11.64	0.27	(1.05)	(0.78)	(0.29)	(0.42)	(0.71)	$10.15	(6.82%)
12/31/2017	$10.40	0.30	1.37	1.67	(0.33)	(0.10)	(0.43)	$11.64	16.13%
Class L
12/31/2021	$12.09	1.04	0.32	1.36	(0.26)	(0.78)	(1.04)	$12.41	11.33%
12/31/2020	$11.25	0.07	1.27	1.34	(0.05)	(0.45)	(0.50)	$12.09	12.32%
12/31/2019	$10.14	0.24	1.72	1.96	(0.19)	(0.66)	(0.85)	$11.25	19.77%
12/31/2018	$11.62	0.29	(1.08)	(0.79)	(0.27)	(0.42)	(0.69)	$10.14	(6.97%)
12/31/2017	$10.41	0.48	1.18	1.66	(0.35)	(0.10)	(0.45)	$11.62	16.04%
Institutional Class
12/31/2021	$11.98	0.38	1.05	1.43	(0.37)	(0.78)	(1.15)	$12.26	12.00%
12/31/2020	$11.26	0.24	1.17	1.41	(0.24)	(0.45)	(0.69)	$11.98	12.99%
12/31/2019	$10.15	0.28	1.76	2.04	(0.27)	(0.66)	(0.93)	$11.26	20.52%
12/31/2018	$11.64	0.33	(1.05)	(0.72)	(0.35)	(0.42)	(0.77)	$10.15	(6.43%)
12/31/2017	$10.40	0.32	1.40	1.72	(0.38)	(0.10)	(0.48)	$11.64	16.60%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2021	$368,130	0.47%	0.45%	2.75%	25%
12/31/2020	$227,945	0.47%	0.45%	4.60%	35%
12/31/2019	$ 10,577	0.47%	0.45%	2.09%	23%
12/31/2018	$ 8,157	0.47%	0.46%	2.45%	40%
12/31/2017	$ 6,011	0.47%	0.46%	3.09%	35%
Service Class
12/31/2021	$ 46,395	0.57%	0.55%	2.39%	25%
12/31/2020	$ 46,337	0.57%	0.55%	2.01%	35%
12/31/2019	$ 45,451	0.57%	0.55%	1.93%	23%
12/31/2018	$ 39,959	0.57%	0.56%	2.38%	40%
12/31/2017	$ 31,962	0.57%	0.56%	2.61%	35%
Class L
12/31/2021	$ 51	0.72%	0.70%	8.13%	25%
12/31/2020	$ 40	0.72%	0.70%	0.68%	35%
12/31/2019	$142,140	0.72%	0.70%	2.16%	23%
12/31/2018	$ 71,812	0.72%	0.71%	2.56%	40%
12/31/2017	$ 39,597	0.72%	0.71%	4.12%	35%
Institutional Class
12/31/2021	$ 76,991	0.12%	0.10%	3.03%	25%
12/31/2020	$ 66,143	0.12%	0.10%	2.16%	35%
12/31/2019	$ 78,245	0.12%	0.10%	2.52%	23%
12/31/2018	$ 49,277	0.12%	0.11%	2.81%	40%
12/31/2017	$ 24,430	0.12%	0.11%	2.84%	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2021	$15.17	0.46	1.57	2.03	(0.37)	(1.13)	(1.50)	$15.70	13.46%
12/31/2020	$14.18	0.48	1.33	1.81	(0.25)	(0.57)	(0.82)	$15.17	13.30%
12/31/2019	$12.71	0.25	2.51	2.76	(0.20)	(1.09)	(1.29)	$14.18	22.17%
12/31/2018	$15.26	0.29	(1.44)	(1.15)	(0.26)	(1.14)	(1.40)	$12.71	(7.87%)
12/31/2017	$13.75	0.27	2.22	2.49	(0.26)	(0.72)	(0.98)	$15.26	18.36%
Service Class
12/31/2021	$14.94	0.36	1.62	1.98	(0.33)	(1.13)	(1.46)	$15.46	13.34%
12/31/2020	$13.93	0.24	1.54	1.78	(0.20)	(0.57)	(0.77)	$14.94	13.29%
12/31/2019	$12.50	0.24	2.47	2.71	(0.19)	(1.09)	(1.28)	$13.93	22.09%
12/31/2018	$15.03	0.28	(1.42)	(1.14)	(0.25)	(1.14)	(1.39)	$12.50	(7.95%)
12/31/2017	$13.57	0.27	2.16	2.43	(0.25)	(0.72)	(0.97)	$15.03	18.13%
Class L
12/31/2021	$ 9.71	0.45	0.83	1.28	(0.19)	(1.13)	(1.32)	$ 9.67	13.30%
12/31/2020	$ 9.20	0.06	1.08	1.14	(0.06)	(0.57)	(0.63)	$ 9.71	13.14%
12/31/2019	$ 8.67	0.18	1.66	1.84	(0.22)	(1.09)	(1.31)	$ 9.20	21.84%
12/31/2018	$10.91	0.21	(1.04)	(0.83)	(0.27)	(1.14)	(1.41)	$ 8.67	(8.08%)
12/31/2017	$10.11	0.22	1.58	1.80	(0.28)	(0.72)	(1.00)	$10.91	18.06%
Institutional Class
12/31/2021	$ 8.36	0.24	0.90	1.14	(0.45)	(1.13)	(1.58)	$ 7.92	13.83%
12/31/2020	$ 8.17	0.18	0.87	1.05	(0.29)	(0.57)	(0.86)	$ 8.36	13.84%
12/31/2019	$ 7.85	0.20	1.50	1.70	(0.29)	(1.09)	(1.38)	$ 8.17	22.58%
12/31/2018	$10.05	0.27	(0.97)	(0.70)	(0.36)	(1.14)	(1.50)	$ 7.85	(7.56%)
12/31/2017	$ 9.41	0.37	1.36	1.73	(0.37)	(0.72)	(1.09)	$10.05	18.69%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2021	$ 549,911	0.47%	0.46%	2.84%	29%
12/31/2020	$ 423,605	0.47%	0.46%	3.40%	24%
12/31/2019	$ 98,420	0.47%	0.46%	1.80%	23%
12/31/2018	$ 105,406	0.47%	0.46%	1.89%	37%
12/31/2017	$ 162,090	0.47%	0.46%	1.82%	22%
Service Class
12/31/2021	$ 848,269	0.57%	0.56%	2.26%	29%
12/31/2020	$ 934,399	0.57%	0.56%	1.78%	24%
12/31/2019	$ 984,866	0.57%	0.56%	1.76%	23%
12/31/2018	$ 978,371	0.57%	0.56%	1.90%	37%
12/31/2017	$1,248,639	0.57%	0.56%	1.85%	22%
Class L
12/31/2021	$ 422	0.72%	0.71%	4.36%	29%
12/31/2020	$ 1,284	0.72%	0.71%	0.64%	24%
12/31/2019	$ 262,129	0.72%	0.71%	1.91%	23%
12/31/2018	$ 179,262	0.72%	0.71%	1.94%	37%
12/31/2017	$ 183,489	0.72%	0.71%	2.01%	22%
Institutional Class
12/31/2021	$ 209,808	0.12%	0.11%	2.77%	29%
12/31/2020	$ 206,898	0.12%	0.11%	2.28%	24%
12/31/2019	$ 202,044	0.12%	0.11%	2.41%	23%
12/31/2018	$ 143,007	0.12%	0.11%	2.74%	37%
12/31/2017	$ 90,164	0.12%	0.11%	3.64%	22%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2021	$11.89	0.40	1.39	1.79	(0.36)	(0.92)	(1.28)	$12.40	15.11%
12/31/2020	$11.19	0.57	0.88	1.45	(0.21)	(0.54)	(0.75)	$11.89	13.60%
12/31/2019	$ 9.91	0.23	2.08	2.31	(0.21)	(0.82)	(1.03)	$11.19	23.83%
12/31/2018	$11.68	0.24	(1.23)	(0.99)	(0.32)	(0.46)	(0.78)	$ 9.91	(8.76%)
12/31/2017	$10.45	0.16	1.86	2.02	(0.51)	(0.28)	(0.79)	$11.68	19.53%
Service Class
12/31/2021	$11.98	0.35	1.44	1.79	(0.32)	(0.92)	(1.24)	$12.53	14.97%
12/31/2020	$11.24	0.22	1.23	1.45	(0.17)	(0.54)	(0.71)	$11.98	13.53%
12/31/2019	$ 9.94	0.21	2.10	2.31	(0.19)	(0.82)	(1.01)	$11.24	23.63%
12/31/2018	$11.72	0.25	(1.27)	(1.02)	(0.30)	(0.46)	(0.76)	$ 9.94	(8.85%)
12/31/2017	$10.44	0.30	1.71	2.01	(0.45)	(0.28)	(0.73)	$11.72	19.34%
Class L
12/31/2021	$12.08	1.37	0.40	1.77	(0.30)	(0.92)	(1.22)	$12.63	14.72%
12/31/2020	$11.23	0.05	1.38	1.43	(0.04)	(0.54)	(0.58)	$12.08	13.31%
12/31/2019	$ 9.95	0.24	2.04	2.28	(0.18)	(0.82)	(1.00)	$11.23	23.47%
12/31/2018	$11.71	0.27	(1.29)	(1.02)	(0.28)	(0.46)	(0.74)	$ 9.95	(8.97%)
12/31/2017	$10.46	0.53	1.47	2.00	(0.47)	(0.28)	(0.75)	$11.71	19.22%
Institutional Class
12/31/2021	$11.99	0.42	1.43	1.85	(0.41)	(0.92)	(1.33)	$12.51	15.52%
12/31/2020	$11.26	0.23	1.27	1.50	(0.23)	(0.54)	(0.77)	$11.99	14.01%
12/31/2019	$ 9.97	0.27	2.10	2.37	(0.26)	(0.82)	(1.08)	$11.26	24.18%
12/31/2018	$11.74	0.31	(1.28)	(0.97)	(0.34)	(0.46)	(0.80)	$ 9.97	(8.40%)
12/31/2017	$10.46	0.33	1.72	2.05	(0.49)	(0.28)	(0.77)	$11.74	19.78%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2021	$260,810	0.47%	0.46%	3.12%	24%
12/31/2020	$156,385	0.47%	0.46%	5.03%	30%
12/31/2019	$ 5,112	0.47%	0.46%	2.13%	22%
12/31/2018	$ 3,638	0.47%	0.46%	2.05%	36%
12/31/2017	$ 3,616	0.47%	0.46%	1.40%	60%
Service Class
12/31/2021	$ 38,173	0.57%	0.56%	2.66%	24%
12/31/2020	$ 40,091	0.57%	0.56%	2.05%	30%
12/31/2019	$ 36,469	0.57%	0.56%	1.90%	22%
12/31/2018	$ 27,649	0.57%	0.56%	2.18%	36%
12/31/2017	$ 20,851	0.57%	0.57%	2.61%	60%
Class L
12/31/2021	$ 82	0.72%	0.71%	10.52%	24%
12/31/2020	$ 65	0.72%	0.71%	0.45%	30%
12/31/2019	$102,348	0.72%	0.71%	2.15%	22%
12/31/2018	$ 48,495	0.72%	0.71%	2.33%	36%
12/31/2017	$ 26,149	0.72%	0.72%	4.49%	60%
Institutional Class
12/31/2021	$ 58,214	0.12%	0.11%	3.22%	24%
12/31/2020	$ 47,103	0.12%	0.11%	2.18%	30%
12/31/2019	$ 49,238	0.12%	0.11%	2.39%	22%
12/31/2018	$ 31,825	0.12%	0.11%	2.63%	36%
12/31/2017	$ 12,975	0.12%	0.11%	2.82%	60%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2021	$15.17	0.53	1.89	2.42	(0.41)	(1.21)	(1.62)	$15.97	16.02%
12/31/2020	$14.16	0.53	1.35	1.88	(0.24)	(0.63)	(0.87)	$15.17	13.89%
12/31/2019	$12.58	0.22	2.80	3.02	(0.19)	(1.25)	(1.44)	$14.16	24.59%
12/31/2018	$15.38	0.27	(1.64)	(1.37)	(0.24)	(1.19)	(1.43)	$12.58	(9.36%)
12/31/2017	$13.60	0.25	2.50	2.75	(0.25)	(0.72)	(0.97)	$15.38	20.43%
Service Class
12/31/2021	$14.54	0.39	1.91	2.30	(0.37)	(1.21)	(1.58)	$15.26	15.91%
12/31/2020	$13.57	0.22	1.57	1.79	(0.19)	(0.63)	(0.82)	$14.54	13.81%
12/31/2019	$12.11	0.23	2.66	2.89	(0.18)	(1.25)	(1.43)	$13.57	24.51%
12/31/2018	$14.86	0.26	(1.59)	(1.33)	(0.23)	(1.19)	(1.42)	$12.11	(9.43%)
12/31/2017	$13.18	0.26	2.38	2.64	(0.24)	(0.72)	(0.96)	$14.86	20.27%
Class L
12/31/2021	$ 9.89	0.38	1.18	1.56	(0.03)	(1.21)	(1.24)	$10.21	15.93%
12/31/2020	$ 9.38	0.04	1.14	1.18	(0.04)	(0.63)	(0.67)	$ 9.89	13.53%
12/31/2019	$ 8.79	0.18	1.87	2.05	(0.21)	(1.25)	(1.46)	$ 9.38	24.31%
12/31/2018	$11.22	0.20	(1.19)	(0.99)	(0.25)	(1.19)	(1.44)	$ 8.79	(9.55%)
12/31/2017	$10.18	0.22	1.80	2.02	(0.26)	(0.72)	(0.98)	$11.22	20.14%
Institutional Class
12/31/2021	$ 8.51	0.28	1.10	1.38	(0.49)	(1.21)	(1.70)	$ 8.19	16.39%
12/31/2020	$ 8.32	0.19	0.91	1.10	(0.28)	(0.63)	(0.91)	$ 8.51	14.33%
12/31/2019	$ 7.95	0.21	1.69	1.90	(0.28)	(1.25)	(1.53)	$ 8.32	25.14%
12/31/2018	$10.33	0.27	(1.12)	(0.85)	(0.34)	(1.19)	(1.53)	$ 7.95	(9.01%)
12/31/2017	$ 9.47	0.40	1.54	1.94	(0.36)	(0.72)	(1.08)	$10.33	20.76%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2021	$324,585	0.47%	0.47%	3.19%	29%
12/31/2020	$225,206	0.47%	0.46%	3.78%	23%
12/31/2019	$ 44,077	0.47%	0.46%	1.59%	24%
12/31/2018	$ 52,347	0.47%	0.46%	1.74%	33%
12/31/2017	$ 82,795	0.47%	0.46%	1.68%	22%
Service Class
12/31/2021	$572,549	0.57%	0.57%	2.50%	29%
12/31/2020	$589,841	0.57%	0.56%	1.69%	23%
12/31/2019	$606,808	0.57%	0.56%	1.70%	24%
12/31/2018	$581,048	0.57%	0.56%	1.74%	33%
12/31/2017	$733,375	0.57%	0.56%	1.82%	22%
Class L
12/31/2021	$ 85	0.72%	0.72%	3.52%	29%
12/31/2020	$ 768	0.72%	0.71%	0.46%	23%
12/31/2019	$138,790	0.72%	0.71%	1.85%	24%
12/31/2018	$ 95,073	0.72%	0.71%	1.82%	33%
12/31/2017	$ 93,630	0.72%	0.71%	1.95%	22%
Institutional Class
12/31/2021	$151,185	0.12%	0.12%	3.11%	29%
12/31/2020	$147,820	0.12%	0.11%	2.39%	23%
12/31/2019	$129,174	0.12%	0.11%	2.40%	24%
12/31/2018	$ 87,290	0.12%	0.11%	2.64%	33%
12/31/2017	$ 57,098	0.12%	0.11%	3.82%	22%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2021	$12.37	0.47	1.52	1.99	(0.40)	(1.00)	(1.40)	$12.96	16.15%
12/31/2020	$11.62	0.59	0.95	1.54	(0.22)	(0.57)	(0.79)	$12.37	13.96%
12/31/2019	$10.20	0.24	2.23	2.47	(0.21)	(0.84)	(1.05)	$11.62	24.82%
12/31/2018	$12.14	0.30	(1.42)	(1.12)	(0.32)	(0.50)	(0.82)	$10.20	(9.54%)
12/31/2017	$10.50	0.25	1.90	2.15	(0.39)	(0.12)	(0.51)	$12.14	20.59%
Service Class
12/31/2021	$12.44	0.37	1.62	1.99	(0.35)	(1.00)	(1.35)	$13.08	16.06%
12/31/2020	$11.66	0.21	1.32	1.53	(0.18)	(0.57)	(0.75)	$12.44	13.79%
12/31/2019	$10.22	0.22	2.25	2.47	(0.19)	(0.84)	(1.03)	$11.66	24.80%
12/31/2018	$12.17	0.26	(1.41)	(1.15)	(0.30)	(0.50)	(0.80)	$10.22	(9.70%)
12/31/2017	$10.50	0.35	1.81	2.16	(0.37)	(0.12)	(0.49)	$12.17	20.67%
Class L
12/31/2021	$12.50	1.60	0.38	1.98	(0.34)	(1.00)	(1.34)	$13.14	15.89%
12/31/2020	$11.63	0.04	1.43	1.47	(0.03)	(0.57)	(0.60)	$12.50	13.32%
12/31/2019	$10.21	0.24	2.21	2.45	(0.19)	(0.84)	(1.03)	$11.63	24.54%
12/31/2018	$12.15	0.28	(1.43)	(1.15)	(0.29)	(0.50)	(0.79)	$10.21	(9.78%)
12/31/2017	$10.51	0.47	1.67	2.14	(0.38)	(0.12)	(0.50)	$12.15	20.46%
Institutional Class
12/31/2021	$12.43	0.47	1.58	2.05	(0.45)	(1.00)	(1.45)	$13.03	16.56%
12/31/2020	$11.66	0.24	1.34	1.58	(0.24)	(0.57)	(0.81)	$12.43	14.30%
12/31/2019	$10.24	0.29	2.24	2.53	(0.27)	(0.84)	(1.11)	$11.66	25.28%
12/31/2018	$12.19	0.32	(1.41)	(1.09)	(0.36)	(0.50)	(0.86)	$10.24	(9.21%)
12/31/2017	$10.51	0.34	1.87	2.21	(0.41)	(0.12)	(0.53)	$12.19	21.16%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2021	$123,992	0.47%	0.47%	3.45%	24%
12/31/2020	$ 61,877	0.47%	0.46%	5.04%	31%
12/31/2019	$ 3,124	0.47%	0.46%	2.07%	21%
12/31/2018	$ 2,166	0.47%	0.47%	2.49%	33%
12/31/2017	$ 1,304	0.47%	0.46%	2.15%	35%
Service Class
12/31/2021	$ 33,950	0.57%	0.57%	2.72%	24%
12/31/2020	$ 34,760	0.57%	0.56%	1.93%	31%
12/31/2019	$ 29,274	0.57%	0.56%	1.91%	21%
12/31/2018	$ 20,800	0.57%	0.57%	2.14%	33%
12/31/2017	$ 14,786	0.57%	0.57%	2.99%	35%
Class L
12/31/2021	$ 63	0.72%	0.72%	11.75%	24%
12/31/2020	$ 46	0.72%	0.71%	0.37%	31%
12/31/2019	$ 39,877	0.72%	0.71%	2.09%	21%
12/31/2018	$ 18,965	0.72%	0.72%	2.31%	33%
12/31/2017	$ 10,409	0.73%	0.72%	3.89%	35%
Institutional Class
12/31/2021	$ 43,569	0.12%	0.12%	3.47%	24%
12/31/2020	$ 35,250	0.12%	0.11%	2.17%	31%
12/31/2019	$ 32,461	0.12%	0.11%	2.52%	21%
12/31/2018	$ 17,395	0.12%	0.12%	2.61%	33%
12/31/2017	$ 8,929	0.12%	0.12%	2.88%	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2021	$18.56	0.69	2.29	2.98	(0.43)	(1.32)	(1.75)	$19.79	16.10%
12/31/2020	$17.21	0.57	1.73	2.30	(0.24)	(0.71)	(0.95)	$18.56	13.96%
12/31/2019	$15.10	0.28	3.41	3.69	(0.20)	(1.38)	(1.58)	$17.21	24.70%
12/31/2018	$18.35	0.32	(2.08)	(1.76)	(0.26)	(1.23)	(1.49)	$15.10	(9.75%)
12/31/2017	$16.04	0.30	3.01	3.31	(0.29)	(0.71)	(1.00)	$18.35	20.80%
Service Class
12/31/2021	$17.93	0.50	2.36	2.86	(0.39)	(1.32)	(1.71)	$19.08	15.94%
12/31/2020	$16.63	0.28	1.92	2.20	(0.19)	(0.71)	(0.90)	$17.93	13.81%
12/31/2019	$14.68	0.29	3.24	3.53	(0.20)	(1.38)	(1.58)	$16.63	24.70%
12/31/2018	$17.83	0.31	(1.98)	(1.67)	(0.25)	(1.23)	(1.48)	$14.68	(9.82%)
12/31/2017	$15.62	0.32	2.88	3.20	(0.28)	(0.71)	(0.99)	$17.83	20.67%
Class L
12/31/2021	$ 9.31	0.36	1.13	1.49	(0.04)	(1.32)	(1.36)	$ 9.44	16.00%
12/31/2020	$ 8.94	0.05	1.08	1.13	(0.05)	(0.71)	(0.76)	$ 9.31	13.70%
12/31/2019	$ 8.57	0.18	1.82	2.00	(0.25)	(1.38)	(1.63)	$ 8.94	24.47%
12/31/2018	$11.13	0.21	(1.24)	(1.03)	(0.30)	(1.23)	(1.53)	$ 8.57	(10.03%)
12/31/2017	$10.12	0.25	1.80	2.05	(0.33)	(0.71)	(1.04)	$11.13	20.53%
Institutional Class
12/31/2021	$ 7.81	0.26	1.03	1.29	(0.54)	(1.32)	(1.86)	$ 7.24	16.54%
12/31/2020	$ 7.81	0.17	0.84	1.01	(0.30)	(0.71)	(1.01)	$ 7.81	14.33%
12/31/2019	$ 7.68	0.21	1.62	1.83	(0.32)	(1.38)	(1.70)	$ 7.81	25.19%
12/31/2018	$10.17	0.27	(1.14)	(0.87)	(0.39)	(1.23)	(1.62)	$ 7.68	(9.43%)
12/31/2017	$ 9.34	0.44	1.51	1.95	(0.41)	(0.71)	(1.12)	$10.17	21.24%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2021	$ 85,259	0.47%	0.47%	3.39%	32%
12/31/2020	$ 55,218	0.47%	0.46%	3.38%	28%
12/31/2019	$ 18,634	0.47%	0.46%	1.65%	26%
12/31/2018	$ 20,048	0.47%	0.46%	1.74%	36%
12/31/2017	$ 38,953	0.47%	0.46%	1.71%	25%
Service Class
12/31/2021	$309,711	0.57%	0.57%	2.58%	32%
12/31/2020	$303,106	0.57%	0.56%	1.75%	28%
12/31/2019	$289,415	0.57%	0.56%	1.78%	26%
12/31/2018	$248,803	0.57%	0.56%	1.77%	36%
12/31/2017	$287,723	0.57%	0.56%	1.86%	25%
Class L
12/31/2021	$ 42	0.72%	0.72%	3.57%	32%
12/31/2020	$ 345	0.72%	0.71%	0.57%	28%
12/31/2019	$ 26,352	0.72%	0.71%	1.96%	26%
12/31/2018	$ 16,384	0.72%	0.71%	1.92%	36%
12/31/2017	$ 14,498	0.72%	0.71%	2.23%	25%
Institutional Class
12/31/2021	$100,392	0.12%	0.12%	3.06%	32%
12/31/2020	$ 96,602	0.12%	0.11%	2.34%	28%
12/31/2019	$ 75,956	0.12%	0.11%	2.52%	26%
12/31/2018	$ 46,123	0.12%	0.11%	2.78%	36%
12/31/2017	$ 26,985	0.12%	0.11%	4.30%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2021	$11.42	0.51	1.30	1.81	(0.44)	(0.60)	(1.04)	$12.19	15.89%
12/31/2020	$10.58	0.55	0.89	1.44	(0.31)	(0.29)	(0.60)	$11.42	13.93%
12/31/2019 (d)	$10.00	0.43	0.42	0.85	(0.23)	(0.04)	(0.27)	$10.58	8.56% (e)
Service Class
12/31/2021	$11.46	0.52	1.28	1.80	(0.41)	(0.60)	(1.01)	$12.25	15.69%
12/31/2020	$10.59	0.72	0.72	1.44	(0.28)	(0.29)	(0.57)	$11.46	13.90%
12/31/2019 (d)	$10.00	0.30	0.56	0.86	(0.23)	(0.04)	(0.27)	$10.59	8.58% (e)
Institutional Class
12/31/2021	$11.46	0.50	1.36	1.86	(0.49)	(0.60)	(1.09)	$12.23	16.26%
12/31/2020	$10.59	0.75	0.74	1.49	(0.33)	(0.29)	(0.62)	$11.46	14.40%
12/31/2019 (d)	$10.00	0.38	0.50	0.88	(0.25)	(0.04)	(0.29)	$10.59	8.80% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
12/31/2021	$14,125	0.47%	0.47%	4.02%	46%
12/31/2020	$ 3,333	0.47%	0.46%	4.99%	116%
12/31/2019 (d)	$ 45	0.47% (h)	0.46% (h)	6.20% (h)	243% (e)
Service Class
12/31/2021	$ 805	0.57%	0.57%	4.12%	46%
12/31/2020	$ 98	0.57%	0.54%	7.14%	116%
12/31/2019 (d)	$ 23	0.57% (h)	0.48% (h)	4.34% (h)	243% (e)
Institutional Class
12/31/2021	$ 3,245	0.12%	0.12%	3.97%	46%
12/31/2020	$ 1,888	0.12%	0.11%	7.02%	116%
12/31/2019 (d)	$ 34	0.12% (h)	0.11% (h)	5.03% (h)	243% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on May 1, 2019.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-six funds. Interests in the Great-West Lifetime 2015 Fund, the Great-West Lifetime 2020 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime 2030 Fund, the Great-West Lifetime 2035 Fund, the Great-West Lifetime 2040 Fund, the Great-West Lifetime 2045 Fund, the Great-West Lifetime 2050 Fund, the Great-West Lifetime 2055 Fund and the Great-West Lifetime 2060 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime 2015 Fund and Great-West Lifetime 2020 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
The Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund and the Great-West Lifetime 2055 each offer four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. The Great-West Lifetime 2060 Fund offers three share classes, referred to as Investor Class, Service Class, and Institutional Class shares. Effective as of the close of business on October 2, 2020, the Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund and the Great-West Lifetime 2055 Class L shares are closed to new investors. Existing shareholders may continue to contribute, reinvest dividends and capital gains arising from Class L shares. The Great-West Lifetime 2060 Fund Class L shares ceased operations on October 2, 2020. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.

Annual Report - December 31, 2021

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2021, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Annual Report - December 31, 2021

The tax character of distributions paid during the years ended December 31, 2021 and 2020 were as follows:
Great-West Lifetime 2015 Fund
	2021	2020
Ordinary income	$16,746,216	$13,121,835
Long-term capital gain	44,269,964	15,826,020
	$61,016,180	$28,947,855
Great-West Lifetime 2020 Fund
	2021	2020
Ordinary income	$10,312,059	$5,563,270
Long-term capital gain	24,168,264	8,936,369
	$34,480,323	$14,499,639
Great-West Lifetime 2025 Fund
	2021	2020
Ordinary income	$37,715,982	$28,700,889
Long-term capital gain	115,550,631	52,958,105
	$153,266,613	$81,658,994
Great-West Lifetime 2030 Fund
	2021	2020
Ordinary income	$12,019,827	$5,911,593
Long-term capital gain	29,168,826	12,263,365
	$41,188,653	$18,174,958
Great-West Lifetime 2035 Fund
	2021	2020
Ordinary income	$40,893,319	$26,698,137
Long-term capital gain	123,708,279	71,117,490
	$164,601,598	$97,815,627
Great-West Lifetime 2040 Fund
	2021	2020
Ordinary income	$9,745,774	$4,028,451
Long-term capital gain	23,998,986	10,637,917
	$33,744,760	$14,666,368
Great-West Lifetime 2045 Fund
	2021	2020
Ordinary income	$29,351,360	$15,731,058
Long-term capital gain	85,535,979	48,665,864
	$114,887,339	$64,396,922
Great-West Lifetime 2050 Fund
	2021	2020
Ordinary income	$5,754,928	$2,176,698
Long-term capital gain	14,086,103	5,909,657
	$19,841,031	$8,086,355

Annual Report - December 31, 2021

Great-West Lifetime 2055 Fund
	2021	2020
Ordinary income	$14,264,098	$7,399,816
Long-term capital gain	41,467,815	23,217,267
	$55,731,913	$30,617,083
Great-West Lifetime 2060 Fund
	2021	2020
Ordinary income	$611,182	$105,869
Long-term capital gain	789,152	119,800
	$1,400,334	$225,669
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Great-West Lifetime 2015 Fund
Undistributed net investment income	$2,850,630
Undistributed long-term capital gains	24,397,773
Capital loss carryforwards	(262,679)
Post-October losses	—
Net unrealized appreciation	25,503,241
Tax composition of capital	$52,488,965
Great-West Lifetime 2020 Fund
Undistributed net investment income	$400,194
Undistributed long-term capital gains	16,560,168
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(462,415)
Tax composition of capital	$16,497,947
Great-West Lifetime 2025 Fund
Undistributed net investment income	$3,584,546
Undistributed long-term capital gains	67,859,186
Capital loss carryforwards	(733,749)
Post-October losses	—
Net unrealized appreciation	49,857,036
Tax composition of capital	$120,567,019
Great-West Lifetime 2030 Fund
Undistributed net investment income	$267,833
Undistributed long-term capital gains	23,265,448
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	249,712
Tax composition of capital	$23,782,993

Annual Report - December 31, 2021

Great-West Lifetime 2035 Fund
Undistributed net investment income	$1,355,287
Undistributed long-term capital gains	83,630,888
Capital loss carryforwards	(782,957)
Post-October losses	—
Net unrealized appreciation	61,879,483
Tax composition of capital	$146,082,701
Great-West Lifetime 2040 Fund
Undistributed net investment income	$107,614
Undistributed long-term capital gains	20,479,723
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	1,453,456
Tax composition of capital	$22,040,793
Great-West Lifetime 2045 Fund
Undistributed net investment income	$720,807
Undistributed long-term capital gains	64,004,085
Capital loss carryforwards	(140,732)
Post-October losses	—
Net unrealized appreciation	34,083,003
Tax composition of capital	$98,667,163
Great-West Lifetime 2050 Fund
Undistributed net investment income	$67,150
Undistributed long-term capital gains	12,403,999
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	847,505
Tax composition of capital	$13,318,654
Great-West Lifetime 2055 Fund
Undistributed net investment income	$316,459
Undistributed long-term capital gains	32,058,868
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	11,402,600
Tax composition of capital	$43,777,927
Great-West Lifetime 2060 Fund
Undistributed net investment income	$209,876
Undistributed long-term capital gains	1,129,568
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(827,543)
Tax composition of capital	$511,901
At December 31, 2021, the Funds had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2021, the Great-West Lifetime 2015 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime 2035 Fund, the Great-West Lifetime 2045 Fund, and the Great-West Lifetime

Annual Report - December 31, 2021

2055 Fund utilized $418,521, $1,017,986, $1,012,676, $653,797 and $163,307, respectively, of capital loss carryforwards to offset capital gains realized in that fiscal year. Capital loss carryforwards with no expiration, as of December 31, 2021, for the Great-West Lifetime 2015 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime 2035 Fund, and the Great-West Lifetime 2045 Fund, respectively, $262,679, $733,749, $782,957, and $140,732. Capital loss limitation utilization due to fund mergers is limited in the current year, and potentially limited in later periods.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2021 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Lifetime 2015 Fund	$726,839,173	$37,820,496	$(12,317,255)	$25,503,241
Great-West Lifetime 2020 Fund	464,377,222	14,112,776	(14,575,191)	(462,415)
Great-West Lifetime 2025 Fund	1,559,067,185	83,617,027	(33,759,991)	49,857,036
Great-West Lifetime 2030 Fund	491,485,058	17,535,679	(17,285,967)	249,712
Great-West Lifetime 2035 Fund	1,547,163,084	102,571,443	(40,691,960)	61,879,483
Great-West Lifetime 2040 Fund	355,950,015	15,127,255	(13,673,799)	1,453,456
Great-West Lifetime 2045 Fund	1,014,736,806	67,236,696	(33,153,693)	34,083,003
Great-West Lifetime 2050 Fund	200,794,748	8,984,459	(8,136,954)	847,505
Great-West Lifetime 2055 Fund	484,192,983	27,286,962	(15,884,362)	11,402,600
Great-West Lifetime 2060 Fund	19,008,632	202,416	(1,029,959)	(827,543)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class, Service Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-six funds for which they serve as directors was $1,071,000 for the year ended December 31, 2021.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for

Annual Report - December 31, 2021

similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
Effective July 19, 2021 the amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. Prior to July 19, 2021 the declared rate of interest was guaranteed to be no less than 1.25%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2021, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	7,770,597	$ 76,094,387	$15,896,962	$12,401,618	$ 278,407	$ (3,670,999)	$ 1,142,158	$ 75,918,732	10.09%
Great-West Core Bond Fund Institutional Class	3,721,866	37,307,289	8,060,799	6,027,497	300,671	(2,084,710)	618,495	37,255,881	4.95
Great-West Global Bond Fund Institutional Class	4,706,768	42,303,455	7,415,898	5,811,205	45,009	(2,723,925)	85,114	41,184,223	5.48
Great-West High Yield Bond Fund Institutional Class	2,442,497	29,082,983	4,096,056	7,496,128	653,260	(109,969)	613,495	25,572,942	3.40
Great-West Inflation-Protected Securities Fund Institutional Class	9,710,499	103,684,654	18,630,744	20,367,065	1,205,030	400,329	3,138,692	102,348,662	13.61
Great-West Multi-Sector Bond Fund Institutional Class	3,307,521	32,204,339	6,615,228	5,602,638	275,512	(1,993,933)	1,437,577	31,222,996	4.15
Great-West Short Duration Bond Fund Institutional Class	3,855,487	37,572,572	7,664,329	6,187,121	80,438	(957,568)	679,351	38,092,212	5.07
					2,838,327	(11,140,775)	7,714,882	351,595,648	46.75
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	171,411	2,865,049	609,501	986,472	353,864	242,499	65,000	2,730,577	0.36
Great-West Emerging Markets Equity Fund Institutional Class	909,542	10,158,744	3,096,003	2,853,523	450,559	(1,069,327)	98,232	9,331,897	1.24
Great-West International Growth Fund Institutional Class	1,339,888	16,158,582	5,087,480	4,261,600	1,195,524	(1,535,550)	86,587	15,448,912	2.06
Great-West International Index Fund Institutional Class	3,083,834	35,971,009	7,000,080	9,037,525	1,406,102	173,636	863,964	34,107,200	4.54
Great-West International Value Fund Institutional Class	2,038,734	19,804,272	3,858,088	6,315,478	(490,549)	1,389,081	552,028	18,735,963	2.49
Great-West Large Cap Growth Fund Institutional Class	2,516,388	28,133,862	10,597,406	8,255,274	2,873,734	(2,770,558)	232,682	27,705,436	3.68
Great-West Large Cap Value Fund Institutional Class	3,917,429	33,848,867	8,272,678	13,145,301	1,881,946	2,637,408	833,369	31,613,652	4.20
Great-West Mid Cap Value Fund Institutional Class	1,252,326	11,519,094	4,834,929	4,621,421	868,882	(824,839)	2,563,786	10,907,763	1.45
Great-West Real Estate Index Fund Institutional Class	776,961	12,653,395	1,495,666	8,414,223	(88,989)	2,951,586	101,120	8,686,424	1.16
Great-West S&P 500® Index Fund Institutional Class	5,970,807	62,086,795	16,571,924	24,010,580	1,055,518	4,641,976	1,573,509	59,290,115	7.88
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,588,637	26,489,674	7,770,124	9,469,211	2,167,577	811,029	981,901	25,601,616	3.41

Annual Report - December 31, 2021

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,407,951	$ 12,324,752	$ 4,946,519	$ 5,444,874	$ 1,074,027	$ (196,724)	$ 526,266	$ 11,629,673	1.55%
Great-West Small Cap Growth Fund Institutional Class	83,977	1,157,977	490,945	391,197	140,677	(192,895)	77,298	1,064,830	0.14
Great-West Small Cap Value Fund Institutional Class	752,249	6,636,909	2,839,685	2,772,073	870,290	(385,630)	686,666	6,318,891	0.84
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,376,116	12,044,477	4,548,263	3,163,157	928,667	(1,539,944)	108,885	11,889,639	1.58
					14,687,829	4,331,748	9,351,293	275,062,588	36.58
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	88,828,959	87,487,563	15,832,065	15,713,159	-	-	1,222,490	88,828,959	11.81
					0	0	1,222,490	88,828,959	11.81
				Total	$17,526,156	$ (6,809,027)	$18,288,665	$715,487,195	95.14%
(a) The Fund had realized gain distributions received from affiliates of $29,864,316.
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	5,037,580	$34,713,971	$23,664,172	$6,938,276	$ 359,622	$(2,222,708)	$ 668,421	$ 49,217,159	10.61%
Great-West Core Bond Fund Institutional Class	2,414,535	16,999,031	11,742,519	3,255,080	279,018	(1,316,973)	364,108	24,169,497	5.21
Great-West Global Bond Fund Institutional Class	2,845,212	17,813,115	11,365,532	2,949,684	9,889	(1,333,361)	44,470	24,895,602	5.37
Great-West High Yield Bond Fund Institutional Class	1,552,248	12,486,809	7,074,211	3,187,602	344,310	(121,377)	342,534	16,252,041	3.50
Great-West Inflation-Protected Securities Fund Institutional Class	4,646,067	34,389,729	22,028,406	7,272,804	665,830	(175,786)	1,425,356	48,969,545	10.56
Great-West Multi-Sector Bond Fund Institutional Class	2,141,613	14,483,383	9,831,680	2,890,174	117,143	(1,208,064)	877,578	20,216,825	4.36
Great-West Short Duration Bond Fund Institutional Class	1,908,182	12,975,255	9,051,595	2,662,437	82,009	(511,572)	307,580	18,852,841	4.07
					1,857,821	(6,889,841)	4,030,047	202,573,510	43.68
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	115,925	1,361,430	810,702	463,525	160,465	138,078	40,809	1,846,685	0.40
Great-West Emerging Markets Equity Fund Institutional Class	684,348	5,319,192	4,375,784	1,570,828	573,068	(1,102,735)	73,373	7,021,413	1.51
Great-West International Growth Fund Institutional Class	964,950	8,089,842	6,026,379	1,578,610	987,506	(1,411,740)	61,005	11,125,871	2.40
Great-West International Index Fund Institutional Class	2,210,115	17,955,020	10,792,968	4,084,099	735,129	(220,012)	608,808	24,443,877	5.27
Great-West International Value Fund Institutional Class	1,459,945	9,872,046	5,751,718	1,998,077	512,344	(208,796)	391,247	13,416,891	2.89

Annual Report - December 31, 2021

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	1,712,774	$13,120,573	$11,086,676	$4,043,382	$ 870,422	$(1,306,226)	$ 146,752	$ 18,857,641	4.07%
Great-West Large Cap Value Fund Institutional Class	2,679,414	15,934,471	10,258,214	5,834,199	726,275	1,264,389	535,215	21,622,875	4.66
Great-West Mid Cap Value Fund Institutional Class	876,486	5,473,432	4,930,236	1,892,765	477,983	(876,708)	1,742,917	7,634,195	1.65
Great-West Real Estate Index Fund Institutional Class	488,611	5,494,465	1,997,884	3,410,185	90,258	1,380,509	54,342	5,462,673	1.18
Great-West S&P 500® Index Fund Institutional Class	4,070,678	29,103,958	19,322,633	9,435,116	893,648	1,430,357	1,000,848	40,421,832	8.72
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,778,817	12,414,934	8,929,028	4,192,525	747,596	441,060	646,014	17,592,497	3.79
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,074,433	6,379,529	5,710,353	2,881,868	463,668	(333,199)	384,248	8,874,815	1.91
Great-West Small Cap Growth Fund Institutional Class	64,090	592,717	557,785	199,029	74,771	(138,806)	56,337	812,667	0.17
Great-West Small Cap Value Fund Institutional Class	569,593	3,447,033	3,187,986	1,498,658	404,830	(351,782)	503,041	4,784,579	1.03
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	937,922	5,608,292	4,798,289	1,241,499	458,870	(1,061,440)	70,532	8,103,642	1.75
					8,176,833	(2,357,051)	6,315,488	192,022,153	41.40
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	43,954,434	30,220,431	19,899,603	6,674,553	-	-	508,953	43,954,434	9.48
					0	0	508,953	43,954,434	9.48
				Total	$10,034,654	$(9,246,892)	$10,854,488	$438,550,097	94.56%
(a) The Fund had realized gain distributions received from affiliates of $19,847,922.
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	17,559,184	$168,150,566	$42,354,617	$30,790,481	$ 580,134	$ (8,161,474)	$ 2,596,873	$ 171,553,228	10.67%
Great-West Core Bond Fund Institutional Class	8,440,482	82,579,266	21,196,421	14,441,346	826,113	(4,845,115)	1,407,010	84,489,226	5.25
Great-West Global Bond Fund Institutional Class	9,369,609	81,491,603	18,492,194	12,640,814	88,835	(5,358,906)	166,152	81,984,077	5.10
Great-West High Yield Bond Fund Institutional Class	5,300,784	57,975,726	9,262,808	11,787,507	1,036,223	48,181	1,261,513	55,499,208	3.45
Great-West Inflation-Protected Securities Fund Institutional Class	11,889,190	120,972,988	28,273,609	24,349,623	1,493,433	415,093	3,811,183	125,312,067	7.79
Great-West Multi-Sector Bond Fund Institutional Class	7,459,756	69,628,774	17,203,744	12,045,496	518,106	(4,366,928)	3,219,265	70,420,094	4.38
Great-West Short Duration Bond Fund Institutional Class	5,104,038	47,928,369	12,255,589	8,406,625	180,280	(1,349,436)	898,161	50,427,897	3.13
					4,723,124	(23,618,585)	13,360,157	639,685,797	39.77

Annual Report - December 31, 2021

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	448,492	$ 7,435,372	$ 1,586,192	$ 2,541,528	$ 911,378	$ 664,445	$ 171,417	$ 7,144,481	0.44%
Great-West Emerging Markets Equity Fund Institutional Class	2,938,755	32,271,686	9,521,547	8,345,890	1,171,823	(3,295,713)	317,872	30,151,630	1.88
Great-West International Growth Fund Institutional Class	3,933,661	46,503,917	14,933,405	12,075,315	3,057,475	(4,006,893)	254,111	45,355,114	2.82
Great-West International Index Fund Institutional Class	9,050,217	103,330,423	21,635,313	23,445,930	6,124,361	(1,424,406)	2,534,322	100,095,400	6.22
Great-West International Value Fund Institutional Class	5,985,274	56,829,689	11,550,920	18,690,564	(2,642,307)	5,314,624	1,620,315	55,004,669	3.42
Great-West Large Cap Growth Fund Institutional Class	6,554,698	71,471,235	26,864,814	19,640,282	6,924,803	(6,528,538)	603,697	72,167,229	4.49
Great-West Large Cap Value Fund Institutional Class	10,354,542	87,443,978	21,749,601	31,648,218	6,067,686	6,015,797	2,201,692	83,561,158	5.20
Great-West Mid Cap Value Fund Institutional Class	3,306,940	30,042,080	12,515,281	12,023,758	1,915,144	(1,730,155)	6,767,946	28,803,448	1.79
Great-West Real Estate Index Fund Institutional Class	1,690,652	26,855,014	3,220,742	17,899,587	(424,467)	6,725,321	218,268	18,901,490	1.18
Great-West S&P 500® Index Fund Institutional Class	15,678,858	159,022,570	43,802,861	60,245,843	2,123,754	13,111,468	4,127,605	155,691,056	9.68
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,795,171	68,039,571	19,873,898	23,904,589	4,599,606	3,195,358	2,576,539	67,204,238	4.18
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,504,678	38,396,922	15,118,343	15,728,466	3,312,337	(578,163)	1,681,285	37,208,636	2.31
Great-West Small Cap Growth Fund Institutional Class	270,596	3,541,305	1,519,364	1,070,084	384,832	(559,434)	245,847	3,431,151	0.21
Great-West Small Cap Value Fund Institutional Class	2,393,261	20,833,547	8,790,492	8,690,819	2,397,997	(829,829)	2,183,998	20,103,391	1.25
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,593,116	30,550,746	11,750,011	7,766,103	1,906,602	(3,490,130)	282,984	31,044,524	1.93
					37,831,024	12,583,752	25,787,898	755,867,615	47.00
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	117,330,653	111,495,497	25,604,713	21,374,233	-	-	1,604,676	117,330,653	7.30
					0	0	1,604,676	117,330,653	7.30
				Total	$42,554,148	$(11,034,833)	$40,752,731	$1,512,884,065	94.07%
(a) The Fund had realized gain distributions received from affiliates of $78,706,626.
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	4,886,980	$31,726,074	$24,682,873	$ 6,622,915	$ 288,403	$(2,040,241)	$ 639,042	$ 47,745,791	9.71%
Great-West Core Bond Fund Institutional Class	2,346,792	15,559,942	12,261,659	3,090,019	248,711	(1,240,194)	348,730	23,491,388	4.78

Annual Report - December 31, 2021

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
Great-West Global Bond Fund Institutional Class	2,494,606	$14,612,006	$10,872,493	$ 2,576,033	$ (37,315)	$(1,080,663)	$ 37,784	$ 21,827,803	4.44%
Great-West High Yield Bond Fund Institutional Class	1,440,133	10,519,142	6,231,737	1,676,810	178,455	4,125	303,157	15,078,194	3.07
Great-West Inflation-Protected Securities Fund Institutional Class	2,364,131	16,104,059	12,197,855	3,280,170	319,733	(103,798)	714,735	24,917,946	5.07
Great-West Multi-Sector Bond Fund Institutional Class	2,063,792	13,008,425	10,078,271	2,410,334	151,542	(1,194,168)	834,691	19,482,194	3.96
Great-West Short Duration Bond Fund Institutional Class	1,084,873	6,841,720	5,543,604	1,385,381	38,019	(281,399)	171,801	10,718,544	2.18
					1,187,548	(5,936,338)	3,049,940	163,261,860	33.21
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	158,094	1,839,863	1,034,157	572,379	196,010	216,801	56,859	2,518,442	0.51
Great-West Emerging Markets Equity Fund Institutional Class	1,137,632	8,672,966	6,804,022	2,152,374	725,837	(1,652,514)	122,007	11,672,100	2.37
Great-West International Growth Fund Institutional Class	1,453,884	11,959,464	8,746,924	2,382,780	938,932	(1,560,331)	92,151	16,763,277	3.41
Great-West International Index Fund Institutional Class	3,339,424	26,536,412	15,547,230	5,317,706	640,666	168,094	920,698	36,934,030	7.51
Great-West International Value Fund Institutional Class	2,212,512	14,578,810	8,448,340	2,990,592	185,889	296,429	592,148	20,332,987	4.14
Great-West Large Cap Growth Fund Institutional Class	2,275,158	17,308,581	13,279,090	3,837,955	1,197,140	(1,700,221)	197,415	25,049,495	5.10
Great-West Large Cap Value Fund Institutional Class	3,632,929	21,366,553	12,926,580	7,183,483	562,347	2,208,090	734,808	29,317,740	5.96
Great-West Mid Cap Value Fund Institutional Class	1,165,176	7,325,120	6,109,561	2,265,095	521,208	(1,020,903)	2,348,384	10,148,683	2.07
Great-West Real Estate Index Fund Institutional Class	521,571	5,690,308	1,895,217	3,412,673	(59,391)	1,658,308	59,203	5,831,160	1.19
Great-West S&P 500® Index Fund Institutional Class	5,465,562	38,641,626	23,440,626	10,589,439	525,268	2,780,217	1,362,434	54,273,030	11.04
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,379,892	16,542,976	11,217,756	4,857,816	996,435	634,218	870,755	23,537,134	4.79
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,718,511	10,205,852	8,670,968	4,264,934	629,473	(416,987)	621,174	14,194,899	2.89
Great-West Small Cap Growth Fund Institutional Class	101,848	952,394	874,002	317,270	115,949	(217,698)	90,482	1,291,428	0.26
Great-West Small Cap Value Fund Institutional Class	913,124	5,514,389	4,881,205	2,186,809	636,033	(538,545)	813,687	7,670,240	1.56
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,247,813	7,426,014	6,074,898	1,487,733	445,555	(1,232,074)	94,761	10,781,105	2.19
					8,257,351	(377,116)	8,976,966	270,315,750	54.99
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	24,966,456	15,962,904	12,184,691	3,461,164	-	-	280,025	24,966,456	5.08
					0	0	280,025	24,966,456	5.08
				Total	$9,444,899	$(6,313,454)	$12,306,931	$458,544,066	93.28%
(a) The Fund had realized gain distributions received from affiliates of $26,743,953.

Annual Report - December 31, 2021

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	12,588,470	$112,317,177	$35,061,805	$18,647,683	$ 507,879	$ (5,741,947)	$ 1,793,424	$ 122,989,352	7.65%
Great-West Core Bond Fund Institutional Class	6,031,942	55,237,402	17,381,702	8,937,977	481,022	(3,301,383)	974,479	60,379,744	3.76
Great-West Global Bond Fund Institutional Class	6,201,836	49,778,778	14,569,846	6,736,537	36,524	(3,346,021)	102,415	54,266,066	3.37
Great-West High Yield Bond Fund Institutional Class	3,690,499	36,222,911	7,336,862	5,176,937	402,867	256,687	812,013	38,639,523	2.40
Great-West Inflation-Protected Securities Fund Institutional Class	4,172,423	38,416,295	12,527,497	7,023,812	488,676	57,356	1,291,309	43,977,336	2.74
Great-West Multi-Sector Bond Fund Institutional Class	5,305,092	45,993,718	14,502,839	7,529,452	179,963	(2,887,040)	2,222,592	50,080,065	3.11
Great-West Short Duration Bond Fund Institutional Class	2,103,091	18,079,367	6,156,970	2,901,240	79,287	(556,560)	356,712	20,778,537	1.29
					2,176,218	(15,518,908)	7,552,944	391,110,623	24.32
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	599,641	9,734,941	1,454,034	2,498,971	1,186,823	862,278	227,384	9,552,282	0.60
Great-West Emerging Markets Equity Fund Institutional Class	4,749,830	50,869,454	12,752,212	10,187,060	1,298,831	(4,701,350)	512,136	48,733,256	3.03
Great-West International Growth Fund Institutional Class	5,773,789	66,565,796	18,426,978	13,592,648	3,285,827	(4,828,340)	372,439	66,571,786	4.14
Great-West International Index Fund Institutional Class	13,333,428	147,996,347	22,892,248	22,088,497	7,848,630	(1,332,384)	3,718,252	147,467,714	9.17
Great-West International Value Fund Institutional Class	8,824,040	81,450,959	12,913,295	18,045,831	(1,065,682)	4,774,507	2,381,355	81,092,930	5.04
Great-West Large Cap Growth Fund Institutional Class	8,555,411	90,738,802	29,799,803	23,236,103	3,229,038	(3,107,423)	777,104	94,195,079	5.86
Great-West Large Cap Value Fund Institutional Class	13,694,517	113,536,877	21,721,993	36,182,508	3,949,080	11,438,389	2,899,267	110,514,751	6.87
Great-West Mid Cap Value Fund Institutional Class	4,391,194	38,921,128	13,994,943	14,039,358	585,031	(629,416)	9,002,948	38,247,297	2.38
Great-West Real Estate Index Fund Institutional Class	1,712,654	26,564,744	2,176,069	16,513,375	(644,541)	6,920,035	216,989	19,147,473	1.19
Great-West S&P 500® Index Fund Institutional Class	20,621,669	204,262,513	45,263,336	67,317,094	(3,425,745)	22,564,419	5,392,198	204,773,174	12.73
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,938,539	87,431,982	20,088,770	28,625,667	219,681	9,507,070	3,383,424	88,402,155	5.50
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,033,242	58,638,570	19,760,800	22,066,832	2,163,909	1,762,043	2,621,769	58,094,581	3.61
Great-West Small Cap Growth Fund Institutional Class	422,804	5,316,591	1,967,031	1,203,344	420,872	(719,128)	380,663	5,361,150	0.33
Great-West Small Cap Value Fund Institutional Class	3,752,944	31,696,395	11,463,311	12,678,118	1,128,413	1,043,137	3,420,495	31,524,725	1.96
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,676,370	38,729,381	12,729,216	7,798,792	1,038,036	(3,255,966)	365,739	40,403,839	2.51
					21,218,203	40,297,871	35,672,162	1,044,082,192	64.92

Annual Report - December 31, 2021

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	48,508,149	$ 42,182,565	$13,000,350	$ 7,297,346	$ -	$ -	$ 622,580	$ 48,508,149	3.01%
					0	0	622,580	48,508,149	3.01
				Total	$23,394,421	$ 24,778,963	$43,847,686	$1,483,700,964	92.25%
(a) The Fund had realized gain distributions received from affiliates of $102,571,172.
Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,936,411	$11,953,026	$10,393,818	$2,722,392	$ 29,850	$ (705,718)	$ 247,174	$ 18,918,734	5.29%
Great-West Core Bond Fund Institutional Class	927,982	5,858,290	5,153,867	1,272,751	63,970	(450,301)	134,973	9,289,105	2.60
Great-West Global Bond Fund Institutional Class	926,118	5,132,576	4,352,997	1,013,258	(34,138)	(368,781)	13,242	8,103,534	2.27
Great-West High Yield Bond Fund Institutional Class	560,015	3,767,144	2,706,356	593,472	79,982	(16,675)	110,366	5,863,353	1.64
Great-West Inflation-Protected Securities Fund Institutional Class	401,860	2,456,536	2,331,911	539,514	42,160	(13,324)	116,571	4,235,609	1.19
Great-West Multi-Sector Bond Fund Institutional Class	813,949	4,868,071	4,246,572	963,614	62,861	(467,349)	320,685	7,683,680	2.15
Great-West Short Duration Bond Fund Institutional Class	238,772	1,409,041	1,316,665	309,320	4,320	(57,322)	36,858	2,359,064	0.66
					249,005	(2,079,470)	979,869	56,453,079	15.80
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	146,197	1,658,324	840,367	407,527	138,859	237,745	50,833	2,328,909	0.65
Great-West Emerging Markets Equity Fund Institutional Class	1,285,669	9,602,190	7,067,235	1,787,910	619,669	(1,690,547)	137,461	13,190,968	3.69
Great-West International Growth Fund Institutional Class	1,498,739	12,011,425	8,487,706	1,973,646	582,706	(1,245,024)	94,409	17,280,461	4.84
Great-West International Index Fund Institutional Class	3,459,052	26,666,786	14,821,268	3,692,591	336,381	461,648	946,343	38,257,111	10.71
Great-West International Value Fund Institutional Class	2,289,130	14,664,173	8,242,985	2,456,668	(111,611)	586,617	610,070	21,037,107	5.89
Great-West Large Cap Growth Fund Institutional Class	2,094,447	15,443,720	11,809,945	2,829,328	868,113	(1,364,471)	175,167	23,059,866	6.46
Great-West Large Cap Value Fund Institutional Class	3,383,085	19,461,903	11,084,910	5,278,782	507,870	2,033,466	676,852	27,301,497	7.64
Great-West Mid Cap Value Fund Institutional Class	1,086,957	6,678,701	5,264,606	1,670,980	312,637	(804,930)	2,192,419	9,467,397	2.65
Great-West Real Estate Index Fund Institutional Class	383,825	4,154,158	1,255,744	2,448,951	(150,881)	1,330,216	42,896	4,291,167	1.20
Great-West S&P 500® Index Fund Institutional Class	5,067,921	34,911,829	20,290,274	8,228,117	(325,617)	3,350,474	1,246,364	50,324,460	14.09
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,207,836	14,942,290	9,464,708	3,429,994	598,068	858,493	802,360	21,835,497	6.11

Annual Report - December 31, 2021

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,877,529	$10,809,392	$ 8,912,272	$3,760,922	$ 648,086	$ (452,356)	$ 672,968	$ 15,508,386	4.34%
Great-West Small Cap Growth Fund Institutional Class	113,757	993,914	885,487	236,893	83,842	(200,072)	98,179	1,442,436	0.41
Great-West Small Cap Value Fund Institutional Class	1,000,207	5,848,200	4,946,603	1,889,668	602,400	(503,394)	884,683	8,401,741	2.35
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,146,972	6,618,354	5,350,803	1,154,189	164,365	(905,133)	85,476	9,909,835	2.77
					4,874,887	1,692,732	8,716,480	263,636,838	73.80
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,490,552	3,253,882	2,928,608	750,869	-	-	58,931	5,490,552	1.53
					0	0	58,931	5,490,552	1.53
				Total	$5,123,892	$ (386,738)	$9,755,280	$325,580,469	91.13%
(a) The Fund had realized gain distributions received from affiliates of $24,511,328.
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,777,041	$ 32,324,232	$12,126,429	$ 5,731,806	$ 289,373	$ (1,817,161)	$ 534,442	$ 36,901,694	3.52%
Great-West Core Bond Fund Institutional Class	1,809,557	15,823,197	6,057,667	2,747,456	190,828	(1,019,739)	289,882	18,113,669	1.73
Great-West Global Bond Fund Institutional Class	1,768,577	13,514,586	4,913,545	2,027,154	8,114	(925,926)	28,776	15,475,051	1.48
Great-West High Yield Bond Fund Institutional Class	1,084,486	9,979,961	2,787,024	1,494,354	99,259	81,935	233,380	11,354,566	1.08
Great-West Inflation-Protected Securities Fund Institutional Class	390,793	3,071,379	1,671,907	610,156	52,939	(14,173)	116,060	4,118,957	0.39
Great-West Multi-Sector Bond Fund Institutional Class	1,588,464	13,077,566	5,064,038	2,300,067	41,322	(846,437)	661,249	14,995,100	1.43
Great-West Short Duration Bond Fund Institutional Class	321,503	2,586,547	1,124,724	448,656	13,284	(86,170)	53,719	3,176,445	0.30
					695,119	(4,627,671)	1,917,508	104,135,482	9.93
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	455,748	6,853,763	1,239,585	1,540,642	767,074	707,354	166,719	7,260,060	0.69
Great-West Emerging Markets Equity Fund Institutional Class	4,373,217	43,545,036	13,172,311	7,643,192	1,020,309	(4,204,948)	470,033	44,869,207	4.28
Great-West International Growth Fund Institutional Class	4,875,835	51,901,163	17,570,210	9,482,369	2,301,181	(3,770,628)	311,443	56,218,376	5.36
Great-West International Index Fund Institutional Class	11,262,072	115,242,720	23,119,504	13,730,590	4,922,187	(73,123)	3,116,997	124,558,511	11.88
Great-West International Value Fund Institutional Class	7,441,692	63,367,216	13,063,563	11,368,680	(573,595)	3,327,053	1,999,419	68,389,152	6.52

Annual Report - December 31, 2021

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	6,453,320	$ 63,058,317	$25,335,508	$15,502,044	$ 1,625,984	$ (1,840,733)	$ 563,031	$ 71,051,048	6.78%
Great-West Large Cap Value Fund Institutional Class	10,463,663	80,345,357	17,915,374	23,492,238	1,228,689	9,673,271	2,173,296	84,441,764	8.06
Great-West Mid Cap Value Fund Institutional Class	3,362,730	27,503,049	11,275,074	8,748,099	394,646	(740,646)	6,831,719	29,289,378	2.80
Great-West Real Estate Index Fund Institutional Class	1,133,460	16,522,791	1,682,697	10,019,453	(428,567)	4,486,049	140,307	12,672,084	1.21
Great-West S&P 500® Index Fund Institutional Class	15,646,721	143,495,679	35,858,739	37,995,739	(569,879)	14,013,257	4,005,404	155,371,936	14.82
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,778,501	61,402,046	16,122,608	17,090,663	167,292	6,605,387	2,530,339	67,039,378	6.40
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,235,372	47,918,556	18,266,113	16,951,024	593,319	2,270,531	2,286,613	51,504,176	4.91
Great-West Small Cap Growth Fund Institutional Class	374,838	4,420,220	1,898,450	952,645	334,279	(613,076)	332,686	4,752,949	0.45
Great-West Small Cap Value Fund Institutional Class	3,321,791	25,848,174	10,530,257	9,344,947	725,574	869,556	2,986,410	27,903,040	2.66
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,533,639	26,886,692	11,195,300	5,196,623	552,630	(2,354,726)	269,456	30,530,643	2.91
					13,061,123	28,354,578	28,183,872	835,851,702	79.73
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	7,475,819	6,026,188	2,480,077	1,123,111	-	-	92,665	7,475,819	0.71
					0	0	92,665	7,475,819	0.71
				Total	$13,756,242	$23,726,907	$30,194,045	$947,463,003	90.37%
(a) The Fund had realized gain distributions received from affiliates of $77,705,281.
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	588,955	$ 3,696,353	$ 3,157,418	$ 887,832	$ 7,614	$ (211,854)	$ 75,771	$ 5,754,085	2.86%
Great-West Core Bond Fund Institutional Class	281,573	1,822,953	1,548,868	417,976	19,874	(135,301)	41,297	2,818,544	1.40
Great-West Global Bond Fund Institutional Class	269,858	1,509,816	1,283,588	326,388	(11,010)	(105,758)	3,984	2,361,258	1.17
Great-West High Yield Bond Fund Institutional Class	166,271	1,115,084	828,326	193,914	27,915	(8,639)	33,348	1,740,857	0.86
Great-West Inflation-Protected Securities Fund Institutional Class	9,498	-	110,341	8,710	11	(1,518)	1,883	100,113	0.05
Great-West Multi-Sector Bond Fund Institutional Class	245,811	1,497,374	1,281,908	316,876	19,831	(141,953)	98,586	2,320,453	1.15
Great-West Short Duration Bond Fund Institutional Class	32,378	183,518	189,536	45,409	634	(7,748)	4,928	319,897	0.16
					64,869	(612,771)	259,797	15,415,207	7.65

Annual Report - December 31, 2021

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	87,122	$ 937,995	$ 525,753	$ 216,016	$ 73,390	$ 140,128	$ 29,923	$ 1,387,860	0.69%
Great-West Emerging Markets Equity Fund Institutional Class	920,716	6,536,598	5,276,308	1,194,243	424,210	(1,172,113)	98,191	9,446,550	4.69
Great-West International Growth Fund Institutional Class	983,354	7,416,189	5,865,714	1,114,605	376,628	(829,230)	61,564	11,338,068	5.62
Great-West International Index Fund Institutional Class	2,275,216	16,474,847	10,956,050	2,451,068	248,371	184,062	619,491	25,163,891	12.48
Great-West International Value Fund Institutional Class	1,506,737	9,060,750	6,083,891	1,501,420	49,976	203,693	400,237	13,846,914	6.87
Great-West Large Cap Growth Fund Institutional Class	1,226,198	8,482,912	7,418,119	1,533,469	520,850	(867,126)	100,803	13,500,436	6.70
Great-West Large Cap Value Fund Institutional Class	2,007,881	10,954,568	7,029,595	2,906,947	254,920	1,126,384	396,487	16,203,600	8.04
Great-West Mid Cap Value Fund Institutional Class	646,048	3,748,290	3,226,358	868,606	144,412	(478,961)	1,290,711	5,627,081	2.79
Great-West Real Estate Index Fund Institutional Class	217,274	2,275,282	759,498	1,311,582	(52,705)	705,923	24,052	2,429,121	1.21
Great-West S&P 500® Index Fund Institutional Class	2,990,864	19,474,706	12,700,453	4,174,206	(117,871)	1,698,331	723,111	29,699,284	14.73
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,294,411	8,303,284	5,643,859	1,650,239	265,830	504,819	467,325	12,801,723	6.35
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,279,892	6,963,996	6,020,424	2,093,363	378,391	(319,149)	454,913	10,571,908	5.24
Great-West Small Cap Growth Fund Institutional Class	76,472	643,221	597,429	137,708	53,251	(133,282)	66,045	969,660	0.48
Great-West Small Cap Value Fund Institutional Class	681,438	3,772,654	3,369,337	1,100,012	333,502	(317,901)	599,500	5,724,078	2.84
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	673,582	3,620,849	3,331,362	598,254	77,611	(534,204)	49,492	5,819,753	2.89
					3,030,766	(88,626)	5,381,845	164,529,927	81.62
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	739,418	432,310	409,515	110,306	-	-	7,899	739,418	0.36
					0	0	7,899	739,418	0.36
				Total	$3,095,635	$ (701,397)	$5,649,541	$180,684,552	89.63%
(a) The Fund had realized gain distributions received from affiliates of $14,728,335.
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,309,572	$11,741,180	$ 4,354,898	$ 2,633,218	$ 125,526	$ (668,339)	$ 191,024	$ 12,794,521	2.58%
Great-West Core Bond Fund Institutional Class	627,834	5,755,313	2,160,708	1,238,423	103,592	(392,982)	103,284	6,284,616	1.27

Annual Report - December 31, 2021

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
Great-West Global Bond Fund Institutional Class	623,833	$ 5,081,825	$ 1,777,611	$ 1,067,072	$ (6,443)	$ (333,825)	$ 10,964	$ 5,458,539	1.10%
Great-West High Yield Bond Fund Institutional Class	369,317	3,534,834	996,137	670,405	58,973	6,187	82,925	3,866,753	0.78
Great-West Multi-Sector Bond Fund Institutional Class	548,679	4,724,348	1,796,169	1,010,382	51,545	(330,608)	233,885	5,179,527	1.05
Great-West Short Duration Bond Fund Institutional Class	64,123	588,655	198,796	135,128	4,226	(18,786)	11,319	633,537	0.13
					337,419	(1,738,353)	633,401	34,217,493	6.91
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	207,811	3,146,746	612,463	841,213	286,563	392,426	77,755	3,310,422	0.67
Great-West Emerging Markets Equity Fund Institutional Class	2,427,247	24,219,049	8,768,278	5,430,217	859,227	(2,653,560)	261,285	24,903,550	5.03
Great-West International Growth Fund Institutional Class	2,487,879	26,179,403	9,383,727	4,918,007	1,198,818	(1,959,884)	158,834	28,685,239	5.79
Great-West International Index Fund Institutional Class	5,744,804	58,139,191	13,462,214	8,203,537	2,336,683	139,665	1,592,307	63,537,533	12.82
Great-West International Value Fund Institutional Class	3,804,491	31,974,827	7,657,593	7,251,358	(1,173,988)	2,582,210	1,022,696	34,963,272	7.06
Great-West Large Cap Growth Fund Institutional Class	2,937,676	28,370,911	12,454,035	7,056,201	1,349,464	(1,424,927)	257,310	32,343,818	6.53
Great-West Large Cap Value Fund Institutional Class	4,842,337	36,942,343	8,884,317	10,576,219	1,237,152	3,827,221	1,008,379	39,077,662	7.89
Great-West Mid Cap Value Fund Institutional Class	1,546,255	12,618,467	5,132,241	3,900,730	240,537	(382,098)	3,145,911	13,467,880	2.72
Great-West Real Estate Index Fund Institutional Class	537,732	7,896,474	857,851	4,963,894	(267,400)	2,221,411	67,766	6,011,842	1.21
Great-West S&P 500® Index Fund Institutional Class	7,199,275	65,330,660	17,572,158	18,983,242	(1,323,541)	7,569,223	1,845,659	71,488,799	14.43
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,105,978	27,799,549	7,643,527	7,761,898	61,362	3,036,943	1,160,628	30,718,121	6.20
Great-West S&P Small Cap 600® Index Fund Institutional Class	3,288,957	24,951,495	9,907,878	8,297,769	897,145	605,183	1,207,543	27,166,787	5.48
Great-West Small Cap Growth Fund Institutional Class	196,424	2,296,484	1,064,692	534,191	190,540	(336,334)	175,258	2,490,651	0.50
Great-West Small Cap Value Fund Institutional Class	1,749,135	13,479,135	5,632,407	4,700,599	553,696	281,792	1,574,294	14,692,735	2.97
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,610,001	12,084,098	5,426,363	2,424,526	351,870	(1,175,524)	123,065	13,910,411	2.81
					6,798,128	12,723,747	13,678,690	406,768,722	82.11
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,460,518	1,356,375	417,815	333,970	-	-	20,298	1,460,518	0.29
					0	0	20,298	1,460,518	0.29
				Total	$ 7,135,547	$10,985,394	$14,332,389	$442,446,733	89.31%
(a) The Fund had realized gain distributions received from affiliates of $36,956,156.

Annual Report - December 31, 2021

Great-West Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	46,057	$132,293	$ 460,410	$136,648	$ (6,766)	$ (6,073)	$ 5,205	$ 449,982	2.48%
Great-West Core Bond Fund Institutional Class	22,129	64,826	228,348	64,745	(1,154)	(6,920)	2,866	221,509	1.22
Great-West Global Bond Fund Institutional Class	23,286	60,542	207,136	57,053	(821)	(6,868)	275	203,757	1.12
Great-West High Yield Bond Fund Institutional Class	12,906	39,849	131,957	34,671	2,840	(2,014)	2,211	135,121	0.74
Great-West Multi-Sector Bond Fund Institutional Class	19,265	53,165	189,149	50,812	463	(9,641)	7,105	181,861	1.00
Great-West Short Duration Bond Fund Institutional Class	2,188	6,375	22,093	6,389	(6)	(466)	310	21,613	0.12
					(5,444)	(31,982)	17,972	1,213,843	6.68
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	7,472	35,758	108,296	25,558	11,202	536	2,139	119,032	0.66
Great-West Emerging Markets Equity Fund Institutional Class	94,099	298,657	1,032,337	234,182	46,924	(131,362)	10,070	965,450	5.31
Great-West International Growth Fund Institutional Class	92,755	309,711	1,084,245	212,659	54,481	(111,837)	5,649	1,069,460	5.88
Great-West International Index Fund Institutional Class	213,582	687,852	2,275,375	484,291	108,551	(116,719)	57,186	2,362,217	13.00
Great-West International Value Fund Institutional Class	141,446	378,634	1,254,267	272,501	57,732	(60,510)	37,453	1,299,890	7.15
Great-West Large Cap Growth Fund Institutional Class	104,268	318,978	1,209,414	316,429	10,185	(63,977)	7,237	1,147,986	6.32
Great-West Large Cap Value Fund Institutional Class	171,649	419,528	1,362,587	357,196	93,782	(39,710)	31,067	1,385,209	7.62
Great-West Mid Cap Value Fund Institutional Class	57,868	143,528	564,970	105,301	45,836	(99,168)	108,887	504,029	2.77
Great-West Real Estate Index Fund Institutional Class	19,885	93,066	184,875	82,545	20,826	26,923	1,689	222,319	1.22
Great-West S&P 500® Index Fund Institutional Class	254,286	739,576	2,453,873	682,914	39,943	14,528	55,718	2,525,063	13.89
Great-West S&P Mid Cap 400® Index Fund Institutional Class	109,942	315,807	1,053,937	227,015	72,183	(55,407)	37,599	1,087,322	5.98
Great-West S&P Small Cap 600® Index Fund Institutional Class	126,119	302,428	1,126,934	237,509	96,230	(150,110)	41,815	1,041,743	5.73
Great-West Small Cap Growth Fund Institutional Class	7,551	27,609	107,807	22,685	6,807	(16,982)	5,958	95,749	0.53
Great-West Small Cap Value Fund Institutional Class	67,249	163,486	623,537	127,420	63,932	(94,711)	55,901	564,892	3.11
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	57,943	136,816	538,480	108,376	18,445	(66,296)	3,851	500,624	2.75
					747,059	(964,802)	462,219	14,890,985	81.92
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	52,227	15,407	52,627	16,285	-	-	478	52,227	0.29
					0	0	478	52,227	0.29
				Total	$741,615	$(996,784)	$480,669	$16,157,055	88.89%
(a) The Fund had realized gain distributions received from affiliates of $1,241,895.

Annual Report - December 31, 2021

3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Lifetime 2015 Fund	$195,015,557	$229,991,055
Great-West Lifetime 2020 Fund	234,977,393	104,329,113
Great-West Lifetime 2025 Fund	477,331,022	521,052,636
Great-West Lifetime 2030 Fund	253,720,153	107,011,323
Great-West Lifetime 2035 Fund	469,618,499	481,724,131
Great-West Lifetime 2040 Fund	180,697,845	72,133,044
Great-West Lifetime 2045 Fund	340,271,995	295,342,791
Great-West Lifetime 2050 Fund	106,785,814	39,497,610
Great-West Lifetime 2055 Fund	174,646,468	153,519,246
Great-West Lifetime 2060 Fund	18,756,676	5,593,527
4.  FUND REORGANIZATION
On August 14, 2020, the Funds (Acquiring Funds) acquired all the net assets of the Target Funds (listed below) pursuant to an agreement and plan of reorganization approved by the Board of Directors. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Fund's shareholders will not recognize gains or losses for federal income tax purposes as a result of the reorganization. The merger was accomplished by an acquisition of all the assets and the assumption of all the liabilities of each Target Fund by its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund and the distribution of such shares to each Target Fund’s shareholders in complete liquidation of such Target Fund.
Prior to the closing of the reorganization, the Target Funds distributed all of its net investment income and capital gains, if any. As with other Fund distributions, a distribution may be taxable to the Target Fund's shareholders for federal income tax purposes.
Target Funds	Acquiring Funds
Great-West Conservative Lifetime 2015 Fund	Great-West Lifetime 2015 Fund
Great-West Conservative Lifetime 2020 Fund	Great-West Lifetime 2020 Fund
Great-West Conservative Lifetime 2025 Fund	Great-West Lifetime 2025 Fund
Great-West Conservative Lifetime 2030 Fund	Great-West Lifetime 2030 Fund
Great-West Conservative Lifetime 2035 Fund	Great-West Lifetime 2035 Fund
Great-West Conservative Lifetime 2040 Fund	Great-West Lifetime 2040 Fund
Great-West Conservative Lifetime 2045 Fund	Great-West Lifetime 2045 Fund
Great-West Conservative Lifetime 2050 Fund	Great-West Lifetime 2050 Fund
Great-West Conservative Lifetime 2055 Fund	Great-West Lifetime 2055 Fund
Great-West Conservative Lifetime 2060 Fund	Great-West Lifetime 2060 Fund
Investments
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Funds as of the date of the reorganization were as follows:
	Cost of investments	Investments in securities, fair value	Net unrealized appreciation (depreciation)
Great-West Conservative Lifetime 2015 Fund	$ 44,240,054	$ 47,024,901	$ 2,784,847
Great-West Conservative Lifetime 2020 Fund	5,514,013	5,880,802	366,789
Great-West Conservative Lifetime 2025 Fund	107,430,800	114,380,434	6,949,634
Great-West Conservative Lifetime 2030 Fund	9,903,004	10,405,401	502,397

Annual Report - December 31, 2021

	Cost of investments	Investments in securities, fair value	Net unrealized appreciation (depreciation)
Great-West Conservative Lifetime 2035 Fund	108,113,014	113,783,885	5,670,871
Great-West Conservative Lifetime 2040 Fund	6,563,421	6,993,767	430,346
Great-West Conservative Lifetime 2045 Fund	71,567,815	73,460,194	1,892,379
Great-West Conservative Lifetime 2050 Fund	5,635,222	5,922,980	287,758
Great-West Conservative Lifetime 2055 Fund	40,644,876	41,516,992	872,117
Great-West Conservative Lifetime 2060 Fund	755,323	783,741	28,418
For financial reporting purposes, assets received and shares issued by the Acquiring Funds (listed below) were recorded at fair value; however, the cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganization were as follows:
	Shares Outstanding	Net Assets	NAV per Share
Target Fund - Prior to the Reorganization
Great-West Conservative Lifetime 2015 Fund - Institutional Class	468,766	$ 4,426,840	$ 9.44
Great-West Conservative Lifetime 2015 Fund - Investor Class	300,543	3,729,240	12.41
Great-West Conservative Lifetime 2015 Fund - Service Class	3,101,954	38,860,389	12.53
Great-West Conservative Lifetime 2020 Fund - Institutional Class	190,879	2,042,499	10.70
Great-West Conservative Lifetime 2020 Fund - Investor Class	1,894	20,590	10.87
Great-West Conservative Lifetime 2020 Fund - Service Class	352,180	3,816,883	10.84
Great-West Conservative Lifetime 2025 Fund - Institutional Class	2,144,622	17,740,218	8.27
Great-West Conservative Lifetime 2025 Fund - Investor Class	777,232	10,036,090	12.91
Great-West Conservative Lifetime 2025 Fund - Service Class	6,677,069	86,583,786	12.97
Great-West Conservative Lifetime 2030 Fund - Institutional Class	297,480	3,195,020	10.74
Great-West Conservative Lifetime 2030 Fund - Investor Class	12,819	136,798	10.67
Great-West Conservative Lifetime 2030 Fund - Service Class	658,978	7,071,908	10.73
Great-West Conservative Lifetime 2035 Fund - Institutional Class	3,642,795	25,044,318	6.88
Great-West Conservative Lifetime 2035 Fund - Investor Class	590,015	8,032,915	13.61
Great-West Conservative Lifetime 2035 Fund - Service Class	5,893,341	80,687,196	13.69
Great-West Conservative Lifetime 2040 Fund - Institutional Class	167,527	1,867,427	11.15
Great-West Conservative Lifetime 2040 Fund - Investor Class	1,266	14,169	11.19
Great-West Conservative Lifetime 2040 Fund - Service Class	459,880	5,111,005	11.11
Great-West Conservative Lifetime 2045 Fund - Institutional Class	2,435,712	14,336,760	5.89
Great-West Conservative Lifetime 2045 Fund - Investor Class	320,158	4,465,382	13.95
Great-West Conservative Lifetime 2045 Fund - Service Class	3,908,688	54,644,539	13.98
Great-West Conservative Lifetime 2050 Fund - Institutional Class	116,834	1,304,764	11.17
Great-West Conservative Lifetime 2050 Fund - Investor Class	3,870	43,215	11.17
Great-West Conservative Lifetime 2050 Fund - Service Class	408,145	4,573,959	11.21
Great-West Conservative Lifetime 2055 Fund - Institutional Class	1,276,387	8,307,922	6.51
Great-West Conservative Lifetime 2055 Fund - Investor Class	261,447	3,651,921	13.97
Great-West Conservative Lifetime 2055 Fund - Service Class	2,109,291	29,549,819	14.01
Great-West Conservative Lifetime 2060 Fund - Institutional Class	73,662	761,981	10.34
Great-West Conservative Lifetime 2060 Fund - Investor Class	1,050	10,864	10.35
Great-West Conservative Lifetime 2060 Fund - Service Class	1,049	10,862	10.35

Acquiring Fund – Prior to the Reorganization
Great-West Lifetime 2015 Fund - Institutional Class	8,232,365	$ 77,537,123	$ 9.42

Annual Report - December 31, 2021

	Shares Outstanding	Net Assets	NAV per Share
Great-West Lifetime 2015 Fund - Investor Class	3,804,663	54,002,773	14.19
Great-West Lifetime 2015 Fund - Service Class	21,702,343	306,143,963	14.11
Great-West Lifetime 2015 Fund - Class L	29,644,755	297,555,541	10.04
Great-West Lifetime 2020 Fund - Institutional Class	4,506,903	50,515,319	11.21
Great-West Lifetime 2020 Fund - Investor Class	1,331,908	14,906,166	11.19
Great-West Lifetime 2020 Fund - Service Class	2,776,184	31,163,652	11.23
Great-West Lifetime 2020 Fund - Class L	17,602,461	197,058,278	11.19
Great-West Lifetime 2025 Fund - Institutional Class	21,996,636	190,474,906	8.66
Great-West Lifetime 2025 Fund - Investor Class	6,734,337	99,930,564	14.84
Great-West Lifetime 2025 Fund - Service Class	58,214,566	858,731,793	14.75
Great-West Lifetime 2025 Fund - Class L	36,423,462	348,733,002	9.57
Great-West Lifetime 2030 Fund - Institutional Class	5,842,988	66,932,019	11.46
Great-West Lifetime 2030 Fund - Investor Class	1,018,960	11,646,742	11.43
Great-West Lifetime 2030 Fund - Service Class	3,588,376	41,170,330	11.47
Great-West Lifetime 2030 Fund - Class L	15,516,888	177,394,671	11.43
Great-West Lifetime 2035 Fund - Institutional Class	23,220,449	191,285,675	8.24
Great-West Lifetime 2035 Fund - Investor Class	6,137,315	88,038,494	14.34
Great-West Lifetime 2035 Fund - Service Class	60,155,652	847,738,682	14.09
Great-West Lifetime 2035 Fund - Class L	30,549,828	283,359,954	9.28
Great-West Lifetime 2040 Fund - Institutional Class	4,290,199	48,380,610	11.28
Great-West Lifetime 2040 Fund - Investor Class	343,462	3,847,176	11.20
Great-West Lifetime 2040 Fund - Service Class	2,895,899	32,584,434	11.25
Great-West Lifetime 2040 Fund - Class L	11,084,034	124,538,535	11.24
Great-West Lifetime 2045 Fund - Institutional Class	15,801,897	130,753,437	8.27
Great-West Lifetime 2045 Fund - Investor Class	2,890,159	40,839,855	14.13
Great-West Lifetime 2045 Fund - Service Class	38,675,217	523,454,292	13.53
Great-West Lifetime 2045 Fund - Class L	16,122,583	150,460,704	9.33
Great-West Lifetime 2050 Fund - Institutional Class	3,015,975	34,944,660	11.59
Great-West Lifetime 2050 Fund - Investor Class	227,932	2,632,555	11.55
Great-West Lifetime 2050 Fund - Service Class	2,344,293	27,141,593	11.58
Great-West Lifetime 2050 Fund - Class L	4,258,255	49,152,445	11.54
Great-West Lifetime 2055 Fund - Institutional Class	10,223,857	79,010,683	7.73
Great-West Lifetime 2055 Fund - Investor Class	972,768	16,651,410	17.12
Great-West Lifetime 2055 Fund - Service Class	15,888,886	262,644,460	16.53
Great-West Lifetime 2055 Fund - Class L	3,105,083	27,487,421	8.85
Great-West Lifetime 2060 Fund - Institutional Class	25,221	265,227	10.52
Great-West Lifetime 2060 Fund - Investor Class	5,378	56,462	10.50
Great-West Lifetime 2060 Fund - Service Class	7,916	83,116	10.50
Great-West Lifetime 2060 Fund - Class L	179,275	1,880,436	10.49

Acquiring Fund - After the Reorganization
Great-West Lifetime 2015 Fund - Institutional Class	8,702,377	$ 81,963,963	$ 9.42
Great-West Lifetime 2015 Fund - Investor Class	4,067,400	57,732,013	14.19
Great-West Lifetime 2015 Fund - Service Class	24,457,130	345,004,352	14.11
Great-West Lifetime 2015 Fund - Class L	29,644,755	297,555,541	10.04
Great-West Lifetime 2020 Fund - Institutional Class	4,689,132	52,557,818	11.21
Great-West Lifetime 2020 Fund - Investor Class	1,333,748	14,926,756	11.19
Great-West Lifetime 2020 Fund - Service Class	3,116,207	34,980,535	11.23
Great-West Lifetime 2020 Fund - Class L	17,602,461	197,058,278	11.19
Great-West Lifetime 2025 Fund - Institutional Class	24,045,332	208,215,124	8.66
Great-West Lifetime 2025 Fund - Investor Class	7,410,671	109,966,654	14.84
Great-West Lifetime 2025 Fund - Service Class	64,084,196	945,315,579	14.75

Annual Report - December 31, 2021

	Shares Outstanding	Net Assets	NAV per Share
Great-West Lifetime 2025 Fund - Class L	36,423,462	348,733,002	9.57
Great-West Lifetime 2030 Fund - Institutional Class	6,121,905	70,127,039	11.46
Great-West Lifetime 2030 Fund - Investor Class	1,030,928	11,783,540	11.43
Great-West Lifetime 2030 Fund - Service Class	4,204,758	48,242,238	11.47
Great-West Lifetime 2030 Fund - Class L	15,516,888	177,394,671	11.43
Great-West Lifetime 2035 Fund - Institutional Class	26,260,616	216,329,993	8.24
Great-West Lifetime 2035 Fund - Investor Class	6,697,303	96,071,409	14.34
Great-West Lifetime 2035 Fund - Service Class	65,881,226	928,425,878	14.09
Great-West Lifetime 2035 Fund - Class L	30,549,828	283,359,954	9.28
Great-West Lifetime 2040 Fund - Institutional Class	4,455,795	50,248,037	11.28
Great-West Lifetime 2040 Fund - Investor Class	344,727	3,861,345	11.20
Great-West Lifetime 2040 Fund - Service Class	3,350,133	37,695,439	11.25
Great-West Lifetime 2040 Fund - Class L	11,084,034	124,538,535	11.24
Great-West Lifetime 2045 Fund - Institutional Class	17,534,532	145,090,197	8.27
Great-West Lifetime 2045 Fund - Investor Class	3,206,166	45,305,237	14.13
Great-West Lifetime 2045 Fund - Service Class	42,712,608	578,098,831	13.53
Great-West Lifetime 2045 Fund - Class L	16,122,583	150,460,704	9.33
Great-West Lifetime 2050 Fund - Institutional Class	3,128,585	36,249,424	11.59
Great-West Lifetime 2050 Fund - Investor Class	231,674	2,675,770	11.55
Great-West Lifetime 2050 Fund - Service Class	2,739,358	31,715,552	11.58
Great-West Lifetime 2050 Fund - Class L	4,258,255	49,152,445	11.54
Great-West Lifetime 2055 Fund - Institutional Class	11,298,889	87,318,605	7.73
Great-West Lifetime 2055 Fund - Investor Class	1,186,112	20,303,331	17.12
Great-West Lifetime 2055 Fund - Service Class	17,676,526	292,194,279	16.53
Great-West Lifetime 2055 Fund - Class L	3,105,083	27,487,421	8.85
Great-West Lifetime 2060 Fund - Institutional Class	97,679	1,027,208	10.52
Great-West Lifetime 2060 Fund - Investor Class	6,413	67,326	10.50
Great-West Lifetime 2060 Fund - Service Class	8,951	93,978	10.50
Great-West Lifetime 2060 Fund - Class L	179,275	1,880,436	10.49
Pro Forma Results of Operations
The beginning of the Target Fund's fiscal year was January 1, 2020. Assuming the Reorganization had been completed on January 1, 2020, the beginning of the Fund's current fiscal year, the pro forma results of operations for the year ended December 31, 2020, are as follows:
Pro Forma Results	Net investment income	Net realized and unrealized gain (loss)	Net increase (decrease) in net assets resulting from operations
Great-West Lifetime 2015 Fund	$ 13,610,574	$ 63,982,946	$ 77,593,521
Great-West Lifetime 2020 Fund	5,559,154	26,154,291	31,713,446
Great-West Lifetime 2025 Fund	29,238,693	145,594,570	174,833,264
Great-West Lifetime 2030 Fund	5,936,201	32,581,719	38,517,922
Great-West Lifetime 2035 Fund	27,219,674	153,246,480	180,466,155
Great-West Lifetime 2040 Fund	4,037,418	25,913,055	29,950,475
Great-West Lifetime 2045 Fund	15,977,663	100,525,242	116,502,906
Great-West Lifetime 2050 Fund	2,184,879	14,772,658	16,957,539
Great-West Lifetime 2055 Fund	7,495,186	49,772,445	57,267,633
Great-West Lifetime 2060 Fund	77,019	512,217	589,237

Annual Report - December 31, 2021

Because the combined funds for the reorganization have been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Funds' Statement of Operations for the Acquiring Funds since the reorganization was consummated.
5.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2021, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued.
The Board of Directors of Great-West Funds, Inc., on behalf of the Funds, has authorized the redesignation of the Class L shares of the Funds into Service Class shares of the Funds effective on or about April 22, 2022.

Annual Report - December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund, Great-West Lifetime 2055 Fund, and Great-West Lifetime 2060 Fund (collectively, the “Funds”), ten of the funds of Great-West Funds, Inc., as of December 31, 2021, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of Operation	Statements of Changes in Net Assets	Financial Highlights
Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2020 Fund, and Great-West Lifetime 2055 Fund	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Great-West Lifetime 2060 Fund	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the two years in the period ended December 31, 2021 and for the period from May 2, 2019 (commencement of operations) to December 31, 2019

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2022
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Lifetime 2015 Fund	$186,685	$2,228,863
Great-West Lifetime 2020 Fund	150,656	1,669,844
Great-West Lifetime 2025 Fund	621,649	6,623,618
Great-West Lifetime 2030 Fund	231,289	2,353,595
Great-West Lifetime 2035 Fund	929,856	9,033,073
Great-West Lifetime 2040 Fund	243,369	2,284,621
Great-West Lifetime 2045 Fund	695,602	6,549,325
Great-West Lifetime 2050 Fund	163,923	2,028,281
Great-West Lifetime 2055 Fund	419,596	3,804,580
Great-West Lifetime 2060 Fund	13,557	125,550
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2021, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Lifetime 2015 Fund	20%
Great-West Lifetime 2020 Fund	21%
Great-West Lifetime 2025 Fund	24%
Great-West Lifetime 2030 Fund	26%
Great-West Lifetime 2035 Fund	30%
Great-West Lifetime 2040 Fund	40%
Great-West Lifetime 2045 Fund	31%
Great-West Lifetime 2050 Fund	30%
Great-West Lifetime 2055 Fund	31%
Great-West Lifetime 2060 Fund	17%

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 78	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	46	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	46	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 62	Independent Director	Since 2017	Director, Colorado State Housing Board; Regional Center Task Force; and former Director, Grand Junction Housing Authority; Counseling and Education Center	46	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 67	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	46	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 78	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	46	N/A
Interested Director******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer and Manager, GWCM; formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	46	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	46	N/A
Katherine L. Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 65	Chief Compliance Officer	Since 2016	Chief Compliance Officer, GWCM and AAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 47	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Corporate & Investments, Empower; Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York (“GWL&A of NY”); Vice President, Counsel & Secretary, GWCM; formerly, Vice President & Counsel, Great-West Funds; Vice President, Counsel & Secretary, AAG & GWFS	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 46	Treasurer	Since 2021	Assistant Vice President, Fund Administration, Empower; Treasurer, GWCM; Assistant Vice President & Treasurer, Great-West Trust Company, LLC (“GWTC”); formerly, Assistant Treasurer Great-West Funds & GWTC	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 35	Senior Counsel & Assistant Secretary	Since 2019	Assistant General Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWFS and GWTC; Senior Counsel & Secretary, AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 54	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Operations, Empower; Assistant Treasurer, GWCM; Assistant Vice President and Assistant Treasurer, GWTC	N/A	N/A
Robert T. Kelly 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2021	Assistant Vice President, Fund Financial Reporting & Tax, Empower; Assistant Treasurer, GWCM	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2022. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds and a Sub-Adviser of the Great-West Core Bond Fund. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value Fund and the Sub-Adviser of the Great-West T. Rowe Price Mid Cap Growth Fund. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Great-West Funds’ Forms N-PORT is available on the Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2020 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,026,559 for fiscal year 2020 and $996,300 for fiscal year 2021.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2020 and $40,000 for fiscal year 2021. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2020 and $0 for fiscal year 2021.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2020 equaled $2,132,450 and for fiscal year 2021 equaled $2,255,405.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2022